UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT	06082
(Address of principal executive offices)	(Zip code)
Brian Haendiges
100 Bright Meadow Blvd., Enfield, CT	06082
(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 12/31/2016

Date of reporting period: 9/30/2016

Item 1. Schedule of Investments.

MML Aggressive Allocation Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 90.0%
MML Blue Chip Growth Fund, Initial Class (a)	607,677	$8,525,702
MML Equity Income Fund, Initial Class (a)	562,241	6,173,402
MML Focused Equity Fund, Class II (a)	484,078	5,808,936
MML Foreign Fund, Initial Class (a)	772,302	7,259,643
MML Fundamental Growth Fund, Class II (a)	562,808	6,410,385
MML Fundamental Value Fund, Class II (a)	616,828	8,598,588
MML Global Fund, Class I (a)	654,229	7,589,051
MML Income & Growth Fund, Initial Class (a)	595,376	6,495,549
MML International Equity Fund, Class II (a)	746,481	6,576,496
MML Large Cap Growth Fund, Initial Class (a)	357,364	3,866,677
MML Mid Cap Growth Fund, Initial Class (a)	512,501	7,323,638
MML Mid Cap Value Fund, Initial Class (a)	675,720	7,412,652
MML Small Cap Growth Equity Fund, Initial Class (a)	154,376	1,884,181
MML Small Company Value Fund, Class II (a)	230,335	3,473,451
MML Small/Mid Cap Value Fund, Initial Class (a)	226,874	2,727,027
MML Strategic Emerging Markets Fund, Class II (a)	482,512	4,414,985
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	33,828	2,528,312
Oppenheimer Global Fund/VA, Non-Service Shares (a)	125,298	4,379,161
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	1,156,447	11,622,291
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	1,246,814	2,742,991

		115,813,118

Fixed Income Funds — 10.1%
MML Dynamic Bond Fund, Class II (a)	189,096	1,938,236
MML Inflation-Protected and Income Fund, Initial Class (a)	321,646	3,406,235
MML Managed Bond Fund, Initial Class (a)	240,754	3,071,741

	Number of Shares	Value
MML Short-Duration Bond Fund, Class II (a)	277,494	$2,733,313
MML Total Return Bond Fund, Class II (a)	174,413	1,840,054

		12,989,579

TOTAL MUTUAL FUNDS (Cost $136,878,030)		128,802,697

TOTAL LONG-TERM INVESTMENTS (Cost $136,878,030)		128,802,697

TOTAL INVESTMENTS — 100.1% (Cost $136,878,030) (b)		128,802,697

Other Assets/(Liabilities) — (0.1)%		(94,885)

NET ASSETS — 100.0%		$128,707,812

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Core Allocation Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 65.2%
American Funds Blue Chip Income and Growth Fund, Class 1	17,017,715	$224,123,310
American Funds Growth-Income Fund, Class 1	6,204,349	271,254,158
American Funds International Fund, Class 1	5,224,210	92,729,731

		588,107,199

Fixed Income Funds — 34.9%
American Funds Bond Fund, Class 1	28,009,681	315,389,004

TOTAL MUTUAL FUNDS (Cost $853,851,861)		903,496,203

TOTAL LONG-TERM INVESTMENTS (Cost $853,851,861)		903,496,203

TOTAL INVESTMENTS — 100.1% (Cost $853,851,861) (a)		903,496,203

Other Assets/(Liabilities) — (0.1)%		(981,336)

NET ASSETS — 100.0%		$902,514,867

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Growth Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 100.1%
American Funds Growth Fund, Class 1	2,031,402	$135,088,208

TOTAL MUTUAL FUNDS (Cost $131,281,041)		135,088,208

TOTAL LONG-TERM INVESTMENTS (Cost $131,281,041)		135,088,208

TOTAL INVESTMENTS — 100.1% (Cost $131,281,041) (a)		135,088,208

Other Assets/(Liabilities) — (0.1)%		(161,163)

NET ASSETS — 100.0%		$134,927,045

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds International Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 100.1%
American Funds International Fund, Class 1	3,222,775	$57,204,254

TOTAL MUTUAL FUNDS (Cost $58,009,346)		57,204,254

TOTAL LONG-TERM INVESTMENTS (Cost $58,009,346)		57,204,254

TOTAL INVESTMENTS — 100.1% (Cost $58,009,346) (a)		57,204,254

Other Assets/(Liabilities) — (0.1)%		(83,002)

NET ASSETS — 100.0%		$57,121,252

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Balanced Allocation Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 49.5%
MML Blue Chip Growth Fund, Initial Class (a)	1,618,046	$22,701,181
MML Equity Income Fund, Initial Class (a)	1,568,421	17,221,268
MML Focused Equity Fund, Class II (a)	867,344	10,408,128
MML Foreign Fund, Initial Class (a)	1,658,104	15,586,174
MML Fundamental Growth Fund, Class II (a)	1,385,373	15,779,393
MML Fundamental Value Fund, Class II (a)	1,295,853	18,064,190
MML Global Fund, Class I (a)	1,574,349	18,262,449
MML Income & Growth Fund, Initial Class (a)	1,760,813	19,210,473
MML International Equity Fund, Class II (a)	1,635,224	14,406,320
MML Large Cap Growth Fund, Initial Class (a)	1,390,943	15,050,006
MML Mid Cap Growth Fund, Initial Class (a)	998,506	14,268,655
MML Mid Cap Value Fund, Initial Class (a)	1,502,350	16,480,781
MML Small Cap Growth Equity Fund, Initial Class (a)	325,211	3,969,255
MML Small Company Value Fund, Class II (a)	472,004	7,117,826
MML Small/Mid Cap Value Fund, Initial Class (a)	406,736	4,888,969
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	65,802	4,918,019
Oppenheimer Global Fund/VA, Non-Service Shares (a)	345,518	12,075,845
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	4,196,154	42,171,344
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	5,929,197	13,044,234

		285,624,510

Fixed Income Funds — 50.6%
MML Dynamic Bond Fund, Class II (a)	6,108,302	62,610,097
MML High Yield Fund, Class II (a)	1,981,562	19,855,249
MML Inflation-Protected and Income Fund, Initial Class (a)	2,018,520	21,376,130
MML Managed Bond Fund, Initial Class (a)	7,890,438	100,672,845
MML Short-Duration Bond Fund, Class II (a)	2,773,351	27,317,503

	Number of Shares	Value
MML Total Return Bond Fund, Class II (a)	5,722,808	$60,375,622

		292,207,446

TOTAL MUTUAL FUNDS (Cost $594,398,800)		577,831,956

TOTAL LONG-TERM INVESTMENTS (Cost $594,398,800)		577,831,956

TOTAL INVESTMENTS — 100.1% (Cost $594,398,800) (b)		577,831,956

Other Assets/(Liabilities) — (0.1)%		(415,489)

NET ASSETS — 100.0%		$577,416,467

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Basic Materials — 0.5%
Chemicals — 0.5%
Ashland Global Holdings, Inc.	3,500	$405,825
E.I. du Pont de Nemours & Co.	3,300	221,001
Ecolab, Inc.	3,400	413,848
PPG Industries, Inc.	300	31,008
The Sherwin-Williams Co.	3,300	912,978

		1,984,660

Communications — 32.1%
Internet — 31.2%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	81,346	8,605,593
Alphabet, Inc. Class A (a)	12,600	10,131,156
Alphabet, Inc. Class C (a)	22,556	17,532,553
Amazon.com, Inc. (a)	43,900	36,757,909
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	6,200	1,128,834
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	39,140	1,822,750
Equinix, Inc.	1,200	432,300
Facebook, Inc. Class A (a)	156,276	20,045,523
Netflix, Inc. (a)	41,800	4,119,390
The Priceline Group, Inc. (a)	11,030	16,230,535
Tencent Holdings Ltd.	251,600	6,971,378

		123,777,921

Media — 0.9%
Charter Communications, Inc. Class A (a)	7,832	2,114,405
Comcast Corp. Class A	10,000	663,400
Time Warner, Inc.	7,100	565,231
The Walt Disney Co.	3,400	315,724

		3,658,760

		127,436,681

Consumer, Cyclical — 13.4%
Airlines — 2.0%
Alaska Air Group, Inc.	28,400	1,870,424
American Airlines Group, Inc.	147,600	5,403,636
Delta Air Lines, Inc.	18,300	720,288

		7,994,348

Apparel — 0.3%
Hanesbrands, Inc.	43,000	1,085,750
Nike, Inc. Class B	2,380	125,307

		1,211,057

Auto Manufacturers — 0.7%
Ferrari NV	11,100	575,757
Tesla Motors, Inc. (a)	10,597	2,162,106

		2,737,863

	Number of Shares	Value
Automotive & Parts — 0.4%
Delphi Automotive PLC	25,500	$1,818,660

Leisure Time — 0.5%
Carnival Corp.	500	24,410
Norwegian Cruise Line Holdings Ltd. (a)	16,500	622,050
Royal Caribbean Cruises Ltd.	17,400	1,304,130

		1,950,590

Lodging — 2.0%
Hilton Worldwide Holdings, Inc.	102,128	2,341,795
Las Vegas Sands Corp.	29,400	1,691,676
Marriott International, Inc. Class A	25,887	1,742,972
MGM Resorts International (a)	82,500	2,147,475

		7,923,918

Retail — 7.5%
AutoZone, Inc. (a)	2,400	1,844,016
Coach, Inc.	11,400	416,784
Costco Wholesale Corp.	5,200	793,052
CVS Health Corp.	21,800	1,939,982
Dollar General Corp.	13,200	923,868
The Home Depot, Inc.	32,300	4,156,364
L Brands, Inc.	400	28,308
Lowe’s Cos., Inc.	71,200	5,141,352
O’Reilly Automotive, Inc. (a)	15,600	4,369,716
Ross Stores, Inc.	39,000	2,507,700
Starbucks Corp.	24,400	1,321,016
Tractor Supply Co.	16,736	1,127,169
Walgreens Boots Alliance, Inc.	56,600	4,563,092
Yum! Brands, Inc.	5,800	526,698

		29,659,117

		53,295,553

Consumer, Non-cyclical — 23.1%
Agriculture — 0.3%
Philip Morris International, Inc.	11,700	1,137,474

Beverages — 0.6%
Constellation Brands, Inc. Class A	7,500	1,248,675
Molson Coors Brewing Co. Class B	7,600	834,480
Monster Beverage Corp. (a)	3,100	455,111

		2,538,266

Biotechnology — 4.3%
Alexion Pharmaceuticals, Inc. (a)	37,100	4,546,234
Biogen, Inc. (a)	12,900	4,038,087
Celgene Corp. (a)	51,100	5,341,483
Regeneron Pharmaceuticals, Inc. (a)	200	80,404
Vertex Pharmaceuticals, Inc. (a)	36,800	3,209,328

		17,215,536

Commercial Services — 4.7%
FleetCor Technologies, Inc. (a)	4,100	712,293
IHS Markit Ltd. (a)	14,148	531,258

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
McKesson Corp.	11,300	$1,884,275
PayPal Holdings, Inc. (a)	60,300	2,470,491
S&P Global, Inc.	6,600	835,296
Visa, Inc. Class A	145,420	12,026,234

		18,459,847

Cosmetics & Personal Care — 0.1%
The Estee Lauder Cos., Inc. Class A	3,300	292,248

Foods — 0.4%
The Kraft Heinz Co.	4,300	384,893
Mondelez International, Inc. Class A	29,100	1,277,490

		1,662,383

Health Care – Products — 3.1%
Becton, Dickinson & Co.	19,700	3,540,681
C.R. Bard, Inc.	200	44,856
Henry Schein, Inc. (a)	2,500	407,450
Intuitive Surgical, Inc. (a)	5,700	4,131,531
Medtronic PLC	4,427	382,493
Stryker Corp.	32,530	3,786,817

		12,293,828

Health Care – Services — 5.5%
Aetna, Inc.	37,439	4,322,333
Anthem, Inc.	3,700	463,647
Centene Corp. (a)	6,887	461,153
Cigna Corp.	9,300	1,211,976
DENTSPLY SIRONA, Inc.	2,400	142,632
Humana, Inc.	11,700	2,069,613
Thermo Fisher Scientific, Inc.	37,300	5,932,938
UnitedHealth Group, Inc.	51,400	7,196,000

		21,800,292

Pharmaceuticals — 4.1%
Allergan PLC (a)	27,554	6,345,962
Bristol-Myers Squibb Co.	33,500	1,806,320
Cardinal Health, Inc.	3,700	287,490
Eli Lilly & Co.	26,300	2,110,838
Merck & Co., Inc.	9,300	580,413
Pfizer, Inc.	10,800	365,796
Shire PLC Sponsored ADR (Ireland)	16,019	3,105,443
Zoetis, Inc.	29,100	1,513,491

		16,115,753

		91,515,627

Financial — 11.7%
Banks — 1.2%
The Bank of New York Mellon Corp.	30,500	1,216,340
Northern Trust Corp.	4,600	312,754
State Street Corp.	44,300	3,084,609

		4,613,703

Diversified Financial — 7.8%
Ameriprise Financial, Inc.	10,400	1,037,608
BlackRock, Inc.	2,200	797,412

	Number of Shares	Value
The Charles Schwab Corp.	22,500	$710,325
Citigroup, Inc.	13,500	637,605
CME Group, Inc.	5,200	543,504
Intercontinental Exchange, Inc.	18,500	4,983,160
JP Morgan Chase & Co.	18,200	1,211,938
MasterCard, Inc. Class A	103,300	10,512,841
Morgan Stanley	199,900	6,408,794
TD Ameritrade Holding Corp.	123,200	4,341,568

		31,184,755

Insurance — 0.8%
Aon PLC	1,500	168,735
Chubb Ltd.	3,800	477,470
Marsh & McLennan Cos., Inc.	24,400	1,640,900
Willis Towers Watson PLC	5,700	756,789

		3,043,894

Real Estate Investment Trusts (REITS) — 1.9%
American Tower Corp.	65,870	7,465,047

		46,307,399

Industrial — 8.4%
Aerospace & Defense — 1.5%
The Boeing Co.	30,800	4,057,592
Northrop Grumman Corp.	4,700	1,005,565
Raytheon Co.	4,800	653,424
Rockwell Collins, Inc.	1,800	151,812

		5,868,393

Airlines — 0.4%
United Continental Holdings, Inc. (a)	27,100	1,421,937

Electronics — 1.1%
Agilent Technologies, Inc.	8,700	409,683
Fortive Corp.	61,180	3,114,062
Johnson Controls International PLC	19,100	888,723

		4,412,468

Machinery – Diversified — 0.5%
Roper Technologies, Inc.	6,800	1,240,796
Wabtec Corp.	7,000	571,550

		1,812,346

Manufacturing — 2.7%
Danaher Corp.	123,860	9,709,385
Pentair PLC	9,900	635,976
Textron, Inc.	14,800	588,300

		10,933,661

Packaging & Containers — 0.2%
Ball Corp.	11,500	942,425

Transportation — 2.0%
Canadian Pacific Railway Ltd.	18,900	2,886,030
FedEx Corp.	15,300	2,672,604
J.B. Hunt Transport Services, Inc.	10,200	827,628
Kansas City Southern	11,500	1,073,180
Norfolk Southern Corp.	1,500	145,590

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Union Pacific Corp.	2,900	$282,837

		7,887,869

		33,279,099

Technology — 10.4%
Computers — 0.9%
Apple, Inc.	29,867	3,376,464
Cognizant Technology Solutions Corp. Class A (a)	1,000	47,710

		3,424,174

Semiconductors — 1.7%
Broadcom Ltd.	12,700	2,191,004
NXP Semiconductor NV (a)	44,157	4,504,456

		6,695,460

Software — 7.8%
Activision Blizzard, Inc.	3,400	150,620
Electronic Arts, Inc. (a)	24,100	2,058,140
Fidelity National Information Services, Inc.	13,150	1,012,945
Fiserv, Inc. (a)	36,940	3,674,422
Intuit, Inc.	3,100	341,031
Microsoft Corp.	194,500	11,203,200
Red Hat, Inc. (a)	24,848	2,008,464
Salesforce.com, Inc. (a)	83,000	5,920,390
Servicenow, Inc. (a)	44,350	3,510,302
Workday, Inc. Class A (a)	11,600	1,063,604

		30,943,118

		41,062,752

Utilities — 0.1%
Electric — 0.1%
NextEra Energy, Inc.	4,500	550,440

TOTAL COMMON STOCK (Cost $271,694,662)		395,432,211

TOTAL EQUITIES (Cost $271,694,662)		395,432,211

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,004	1,004

TOTAL MUTUAL FUNDS (Cost $1,004)		1,004

TOTAL LONG-TERM INVESTMENTS (Cost $271,695,666)		395,433,215

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (b)	$1,991,778	$1,991,778

TOTAL SHORT-TERM INVESTMENTS (Cost $1,991,778)		1,991,778

TOTAL INVESTMENTS — 100.2% (Cost $273,687,444) (c)		397,424,993

Other Assets/(Liabilities) — (0.2)%		(763,208)

NET ASSETS — 100.0%		$396,661,785

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,991,780. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 11/30/19, and an aggregate market value, including accrued interest, of $2,032,144.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Conservative Allocation Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 39.4%
MML Blue Chip Growth Fund, Initial Class (a)	1,041,242	$14,608,620
MML Equity Income Fund, Initial Class (a)	1,160,512	12,742,424
MML Focused Equity Fund, Class II (a)	605,408	7,264,895
MML Foreign Fund, Initial Class (a)	1,004,654	9,443,751
MML Fundamental Growth Fund, Class II (a)	928,499	10,575,602
MML Fundamental Value Fund, Class II (a)	1,035,595	14,436,188
MML Global Fund, Class I (a)	1,211,069	14,048,398
MML Income & Growth Fund, Initial Class (a)	1,176,956	12,840,592
MML International Equity Fund, Class II (a)	810,300	7,138,745
MML Large Cap Growth Fund, Initial Class (a)	1,073,352	11,613,673
MML Mid Cap Growth Fund, Initial Class (a)	583,592	8,339,536
MML Mid Cap Value Fund, Initial Class (a)	960,151	10,532,855
MML Small Cap Growth Equity Fund, Initial Class (a)	201,368	2,457,727
MML Small Company Value Fund, Class II (a)	343,573	5,181,085
MML Small/Mid Cap Value Fund, Initial Class (a)	218,789	2,629,846
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	38,382	2,868,657
Oppenheimer Global Fund/VA, Non-Service Shares (a)	240,811	8,416,328
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	3,194,295	32,102,669
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	3,102,859	6,826,289

		194,067,880

Fixed Income Funds — 60.7%
MML Dynamic Bond Fund, Class II (a)	6,380,659	65,401,759
MML High Yield Fund, Class II (a)	1,490,141	14,931,217
MML Inflation-Protected and Income Fund, Initial Class (a)	1,977,983	20,946,843
MML Managed Bond Fund, Initial Class (a)	8,565,477	109,285,553
MML Short-Duration Bond Fund, Class II (a)	2,706,642	26,660,419

	Number of Shares	Value
MML Total Return Bond Fund, Class II (a)	5,815,120	$61,349,512

		298,575,303

TOTAL MUTUAL FUNDS (Cost $506,031,187)		492,643,183

TOTAL LONG-TERM INVESTMENTS (Cost $506,031,187)		492,643,183

TOTAL INVESTMENTS — 100.1% (Cost $506,031,187) (b)		492,643,183

Other Assets/(Liabilities) — (0.1)%		(356,516)

NET ASSETS — 100.0%		$492,286,667

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 96.9%
Basic Materials — 4.7%
Chemicals — 2.1%
CF Industries Holdings, Inc.	117,100	$2,851,385
E.I. du Pont de Nemours & Co.	103,800	6,951,486

		9,802,871

Forest Products & Paper — 1.1%
International Paper Co.	109,000	5,229,820

Iron & Steel — 0.7%
Nucor Corp.	61,400	3,036,230

Mining — 0.8%
Vulcan Materials Co.	32,600	3,707,598

Communications — 7.8%
Media — 3.8%
Comcast Corp. Class A	83,700	5,552,658
News Corp. Class A	284,000	3,970,320
Time Warner, Inc.	7,033	559,897
Twenty-First Century Fox, Inc. Class B	220,800	5,462,592
The Walt Disney Co.	26,400	2,451,504

		17,996,971

Telecommunications — 4.0%
CenturyLink, Inc.	80,505	2,208,252
Cisco Systems, Inc.	187,500	5,947,500
Telefonica SA	157,943	1,598,266
Verizon Communications, Inc.	140,235	7,289,415
Vodafone Group PLC	524,143	1,502,915

		18,546,348

		36,543,319

Consumer, Cyclical — 6.0%
Airlines — 0.3%
Southwest Airlines Co.	36,500	1,419,485

Auto Manufacturers — 0.4%
General Motors Co.	66,049	2,098,377

Leisure Time — 0.7%
Carnival Corp.	62,900	3,070,778

Lodging — 1.2%
Las Vegas Sands Corp.	95,600	5,500,824

Retail — 2.4%
Kohl’s Corp.	90,100	3,941,875
Macy’s, Inc.	70,500	2,612,025
Staples, Inc.	49,500	423,225
Wal-Mart Stores, Inc.	59,900	4,319,988

		11,297,113

	Number of Shares	Value
Toys, Games & Hobbies — 1.0%
Mattel, Inc.	148,100	$4,484,468

		27,871,045

Consumer, Non-cyclical — 13.6%
Agriculture — 1.4%
Archer-Daniels-Midland Co.	129,100	5,444,147
Philip Morris International, Inc.	10,700	1,040,254

		6,484,401

Beverages — 1.8%
Diageo PLC	101,413	2,907,822
PepsiCo, Inc.	50,800	5,525,516

		8,433,338

Biotechnology — 0.5%
Gilead Sciences, Inc.	30,500	2,413,160

Cosmetics & Personal Care — 0.7%
Avon Products, Inc.	169,400	958,804
Coty, Inc. (a) (b)	84,200	1,953,440
Coty, Inc. Class A (a)	14,773	347,165

		3,259,409

Foods — 0.6%
Kellogg Co.	31,800	2,463,546
McCormick & Co., Inc.	4,700	469,624

		2,933,170

Health Care – Products — 2.9%
Becton, Dickinson & Co.	20,800	3,738,384
Johnson & Johnson	71,300	8,422,669
Medtronic PLC	15,700	1,356,480

		13,517,533

Health Care – Services — 1.2%
Anthem, Inc.	44,800	5,613,888

Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	66,800	3,601,856
GlaxoSmithKline PLC	132,703	2,827,958
Merck & Co., Inc.	70,700	4,412,387
Pfizer, Inc.	294,754	9,983,318

		20,825,519

		63,480,418

Energy — 11.0%
Oil & Gas — 10.9%
Anadarko Petroleum Corp.	7,500	475,200
Apache Corp.	79,686	5,089,545
Canadian Natural Resources Ltd.	125,800	4,030,632
Chevron Corp.	47,200	4,857,824
EQT Corp.	20,680	1,501,782
Exxon Mobil Corp.	136,400	11,904,992
Hess Corp.	82,700	4,434,374

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Occidental Petroleum Corp.	45,900	$3,347,028
PrairieSky Royalty Ltd.	3,680	75,033
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	148,800	7,450,416
Total SA	164,153	7,780,381

		50,947,207

Oil & Gas Services — 0.1%
Targa Resources Corp.	7,500	368,325

Financial — 23.5%
Banks — 7.8%
Bank of America Corp.	257,277	4,026,385
The Bank of New York Mellon Corp.	91,900	3,664,972
Fifth Third Bancorp	159,000	3,253,140
KeyCorp	195,800	2,382,886
Northern Trust Corp.	82,900	5,636,371
The PNC Financial Services Group, Inc.	37,200	3,351,348
Royal Bank of Scotland Group PLC (a)	718,675	1,668,899
State Street Corp.	90,100	6,273,663
U.S. Bancorp	32,200	1,381,058
Wells Fargo & Co.	112,600	4,985,928

		36,624,650

Diversified Financial — 8.6%
American Express Co.	94,200	6,032,568
Ameriprise Financial, Inc.	56,700	5,656,959
Citigroup, Inc.	121,600	5,743,168
JP Morgan Chase & Co.	211,500	14,083,785
Morgan Stanley	245,100	7,857,906
Och-Ziff Capital Management Group LLC Class B	128,100	555,954

		39,930,340

Insurance — 5.1%
Chubb Ltd.	6,908	867,990
Loews Corp.	173,700	7,147,755
Marsh & McLennan Cos., Inc.	84,000	5,649,000
MetLife, Inc.	159,300	7,077,699
Willis Towers Watson PLC	12,811	1,700,917
XL Group Ltd.	36,900	1,240,947

		23,684,308

Real Estate Investment Trusts (REITS) — 2.0%
Equity Residential	37,300	2,399,509
Rayonier, Inc.	110,900	2,943,286
Weyerhaeuser Co.	129,042	4,121,601

		9,464,396

		109,703,694

	Number of Shares	Value
Industrial — 14.3%
Aerospace & Defense — 3.5%
The Boeing Co.	66,100	$8,708,014
Harris Corp.	68,635	6,287,652
United Technologies Corp.	10,300	1,046,480

		16,042,146

Electrical Components & Equipment — 1.1%
Emerson Electric Co.	90,400	4,927,704

Electronics — 2.3%
Johnson Controls International PLC	195,815	9,111,272
TE Connectivity Ltd.	27,900	1,796,202

		10,907,474

Machinery – Diversified — 1.6%
Cummins, Inc.	22,600	2,896,190
Deere & Co.	24,300	2,074,005
Flowserve Corp.	51,592	2,488,798

		7,458,993

Manufacturing — 3.7%
General Electric Co.	300,500	8,900,810
Illinois Tool Works, Inc.	42,900	5,141,136
Pentair PLC	49,700	3,192,728

		17,234,674

Packaging & Containers — 0.1%
WestRock Co.	12,894	625,101

Transportation — 2.0%
Canadian Pacific Railway Ltd.	5,100	778,770
Norfolk Southern Corp.	4,300	417,358
Union Pacific Corp.	42,300	4,125,519
United Parcel Service, Inc. Class B	37,700	4,122,872

		9,444,519

		66,640,611

Technology — 8.1%
Computers — 1.2%
Apple, Inc.	15,500	1,752,275
Western Digital Corp.	69,000	4,034,430

		5,786,705

Semiconductors — 4.6%
Analog Devices, Inc.	61,200	3,944,340
Applied Materials, Inc.	192,600	5,806,890
QUALCOMM, Inc.	94,000	6,439,000
Texas Instruments, Inc.	77,500	5,438,950

		21,629,180

Software — 2.3%
CA, Inc.	25,300	836,924
Microsoft Corp.	170,500	9,820,800

		10,657,724

		38,073,609

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 7.9%
Electric — 6.7%
The AES Corp.	425,700	$5,470,245
Edison International	60,600	4,378,350
Entergy Corp.	37,938	2,910,983
Exelon Corp.	123,400	4,107,986
FirstEnergy Corp.	133,700	4,422,796
Great Plains Energy, Inc.	4,465	121,850
PG&E Corp.	99,000	6,055,830
Xcel Energy, Inc.	90,300	3,714,942

		31,182,982

Gas — 1.2%
NiSource, Inc.	228,400	5,506,724

		36,689,706

TOTAL COMMON STOCK (Cost $370,866,616)		452,094,453

PREFERRED STOCK — 0.8%
Utilities — 0.8%
Electric — 0.8%
DTE Energy Co. 6.500%	12,436	646,672
Great Plains Energy, Inc. 7.000%	14,148	728,481
NextEra Energy, Inc. 6.123%	50,453	2,512,559

		3,887,712

TOTAL PREFERRED STOCK (Cost $3,796,948)		3,887,712

TOTAL EQUITIES (Cost $374,663,564)		455,982,165

	Principal Amount
BONDS & NOTES — 0.2%

CORPORATE DEBT — 0.2%
Computers — 0.2%
Western Digital Corp. (Acquired 4/13/2016-5/11/2016, Cost $683,554) (c) (d) 10.500% 4/01/24	$695,000	806,200

Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International (Acquired 11/18/15, Cost $165,765) (c) (d) 5.875% 5/15/23	101,000	87,112
Valeant Pharmaceuticals International (Acquired 11/18/15, Cost $82,883) (c) (d) 7.000% 10/01/20	50,000	48,500

	Principal Amount	Value
Valeant Pharmaceuticals International (Acquired 6/16/2016-6/27/2016, Cost $47,593) (c) (d) 6.375% 10/15/20	$54,000	$50,625

TOTAL CORPORATE DEBT (Cost $860,686)		992,437

TOTAL BONDS & NOTES (Cost $860,686)		992,437

	Number of Shares
MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,005	1,005

TOTAL MUTUAL FUNDS (Cost $1,005)		1,005

TOTAL LONG-TERM INVESTMENTS (Cost $375,525,255)		456,975,607

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (e)	$9,443,518	9,443,518

TOTAL SHORT-TERM INVESTMENTS (Cost $9,443,518)		9,443,518

TOTAL INVESTMENTS — 99.9% (Cost $384,968,773) (f)		466,419,125

Other Assets/(Liabilities) — 0.1%		339,827

NET ASSETS — 100.0%		$466,758,952

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Restricted security. Certain securities are restricted as to resale. At September 30, 2016, these securities amounted to a value of $992,437 or 0.21% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to a value of $992,437 or 0.21% of net assets.
(e)	Maturity value of $9,443,526. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 11/30/19, and an aggregate market value, including accrued interest, of $9,633,488.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Basic Materials — 2.6%
Chemicals — 2.1%
Air Products & Chemicals, Inc.	5,300	$796,802
Albemarle Corp.	2,717	232,276
CF Industries Holdings, Inc.	5,587	136,044
The Dow Chemical Co.	27,516	1,426,154
E.I. du Pont de Nemours & Co.	21,337	1,428,939
Eastman Chemical Co.	3,611	244,393
Ecolab, Inc.	6,420	781,442
FMC Corp.	3,300	159,522
International Flavors & Fragrances, Inc.	1,937	276,933
LyondellBasell Industries NV Class A	8,303	669,720
Monsanto Co.	10,668	1,090,270
The Mosaic Co.	8,533	208,717
PPG Industries, Inc.	6,518	673,701
Praxair, Inc.	6,980	843,393
The Sherwin-Williams Co.	1,964	543,360

		9,511,666

Forest Products & Paper — 0.1%
International Paper Co.	10,082	483,734

Iron & Steel — 0.1%
Nucor Corp.	7,736	382,545

Mining — 0.3%
Alcoa, Inc.	32,053	325,017
Freeport-McMoRan, Inc.	29,917	324,899
Newmont Mining Corp.	12,993	510,495
Vulcan Materials Co.	3,249	369,509

		1,529,920

		11,907,865

Communications — 13.9%
Advertising — 0.3%
The Interpublic Group of Companies, Inc.	9,762	218,180
Nielsen Holdings PLC	8,233	441,042
Omnicom Group, Inc.	5,799	492,915

		1,152,137

Internet — 7.2%
Akamai Technologies, Inc. (a)	4,278	226,691
Alphabet, Inc. Class A (a)	7,205	5,793,252
Alphabet, Inc. Class C (a)	7,221	5,612,811
Amazon.com, Inc. (a)	9,615	8,050,736
eBay, Inc. (a)	25,717	846,089
Equinix, Inc.	1,741	627,195
Expedia, Inc.	2,954	344,791
F5 Networks, Inc. (a)	1,622	202,166

	Number of Shares	Value
Facebook, Inc. Class A (a)	56,764	$7,281,118
Netflix, Inc. (a)	10,501	1,034,874
The Priceline Group, Inc. (a)	1,212	1,783,446
Symantec Corp.	15,049	377,730
TripAdvisor, Inc. (a)	2,769	174,946
VeriSign, Inc. (a)	2,271	177,683
Yahoo!, Inc. (a)	21,334	919,495

		33,453,023

Media — 2.7%
CBS Corp. Class B	9,969	545,703
Charter Communications, Inc. Class A (a)	5,289	1,427,871
Comcast Corp. Class A	58,708	3,894,689
Discovery Communications, Inc. Series A (a)	3,792	102,081
Discovery Communications, Inc. Series C (a)	5,488	144,389
News Corp. Class A	9,328	130,405
News Corp. Class B	2,942	41,835
Scripps Networks Interactive Class A	2,293	145,583
TEGNA, Inc.	5,216	114,022
Time Warner, Inc.	18,988	1,511,635
Twenty-First Century Fox, Inc. Class A	26,059	631,149
Twenty-First Century Fox, Inc. Class B	11,930	295,148
Viacom, Inc. Class B	8,505	324,041
The Walt Disney Co.	36,140	3,355,960

		12,664,511

Telecommunications — 3.7%
AT&T, Inc.	150,386	6,107,175
CenturyLink, Inc.	13,329	365,615
Cisco Systems, Inc.	122,910	3,898,705
Corning, Inc.	25,402	600,757
Frontier Communications Corp.	28,447	118,340
Juniper Networks, Inc.	9,377	225,611
Level 3 Communications, Inc. (a)	7,064	327,628
Motorola Solutions, Inc.	4,085	311,604
Verizon Communications, Inc.	99,646	5,179,599

		17,135,034

		64,404,705

Consumer, Cyclical — 9.2%
Airlines — 0.4%
Alaska Air Group, Inc.	3,003	197,778
American Airlines Group, Inc.	12,935	473,550
Delta Air Lines, Inc.	18,367	722,925
Southwest Airlines Co.	15,207	591,400

		1,985,653

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.7%
Hanesbrands, Inc.	9,134	$230,633
Michael Kors Holdings Ltd. (a)	4,145	193,945
Nike, Inc. Class B	32,935	1,734,028
Ralph Lauren Corp.	1,365	138,056
Under Armour, Inc. Class A (a)	4,510	174,447
Under Armour, Inc. Class C (a)	4,542	153,792
VF Corp.	8,111	454,621

		3,079,522

Auto Manufacturers — 0.6%
Ford Motor Co.	95,342	1,150,778
General Motors Co.	34,740	1,103,690
PACCAR, Inc.	8,520	500,805

		2,755,273

Automotive & Parts — 0.2%
BorgWarner, Inc.	4,927	173,332
Delphi Automotive PLC	6,632	472,994
The Goodyear Tire & Rubber Co.	6,449	208,303

		854,629

Distribution & Wholesale — 0.3%
Fastenal Co.	7,053	294,674
Genuine Parts Co.	3,650	366,643
LKQ Corp. (a)	7,558	268,007
W.W. Grainger, Inc.	1,363	306,457

		1,235,781

Home Builders — 0.1%
D.R. Horton, Inc.	8,228	248,486
Lennar Corp. Class A	4,608	195,103
PulteGroup, Inc.	7,587	152,043

		595,632

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,696	143,227
Whirlpool Corp.	1,849	299,834

		443,061

Housewares — 0.1%
Newell Brands, Inc.	11,795	621,125

Leisure Time — 0.2%
Carnival Corp.	10,602	517,590
Harley-Davidson, Inc.	4,378	230,239
Royal Caribbean Cruises Ltd.	4,112	308,194

		1,056,023

Lodging — 0.2%
Marriott International, Inc. Class A	7,860	529,241
Wyndham Worldwide Corp.	2,692	181,252
Wynn Resorts Ltd.	1,945	189,482

		899,975

Retail — 6.1%
Advance Auto Parts, Inc.	1,788	266,627

	Number of Shares	Value
AutoNation, Inc. (a)	1,625	$79,154
AutoZone, Inc. (a)	716	550,131
Bed Bath & Beyond, Inc.	3,761	162,137
Best Buy Co., Inc.	6,763	258,211
CarMax, Inc. (a)	4,690	250,212
Chipotle Mexican Grill, Inc. (a)	715	302,802
Coach, Inc.	6,778	247,804
Costco Wholesale Corp.	10,696	1,631,247
CVS Health Corp.	26,055	2,318,634
Darden Restaurants, Inc.	3,093	189,663
Dollar General Corp.	6,352	444,576
Dollar Tree, Inc. (a)	5,766	455,110
Foot Locker, Inc.	3,311	224,221
The Gap, Inc.	5,369	119,407
The Home Depot, Inc.	30,190	3,884,849
Kohl’s Corp.	4,344	190,050
L Brands, Inc.	5,884	416,411
Lowe’s Cos., Inc.	21,353	1,541,900
Macy’s, Inc.	7,481	277,171
McDonald’s Corp.	20,848	2,405,025
Nordstrom, Inc.	2,849	147,806
O’Reilly Automotive, Inc. (a)	2,326	651,536
PVH Corp.	1,968	217,464
Ross Stores, Inc.	9,718	624,867
Signet Jewelers Ltd.	1,866	139,073
Staples, Inc.	15,636	133,688
Starbucks Corp.	35,829	1,939,782
Target Corp.	14,084	967,289
Tiffany & Co.	2,633	191,235
The TJX Cos., Inc.	16,019	1,197,901
Tractor Supply Co.	3,256	219,292
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,437	341,977
Urban Outfitters, Inc. (a)	2,128	73,459
Wal-Mart Stores, Inc.	37,044	2,671,613
Walgreens Boots Alliance, Inc.	20,879	1,683,265
Yum! Brands, Inc.	9,016	818,743

		28,234,332

Textiles — 0.1%
Cintas Corp.	2,095	235,897
Mohawk Industries, Inc. (a)	1,547	309,926

		545,823

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,732	216,729
Mattel, Inc.	8,306	251,506

		468,235

		42,775,064

Consumer, Non-cyclical — 24.1%
Agriculture — 1.8%
Altria Group, Inc.	47,784	3,021,382
Archer-Daniels-Midland Co.	14,136	596,115

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Philip Morris International, Inc.	37,920	$3,686,582
Reynolds American, Inc.	20,164	950,733

		8,254,812

Beverages — 2.2%
Brown-Forman Corp. Class B	4,474	212,247
The Coca-Cola Co.	94,939	4,017,818
Constellation Brands, Inc. Class A	4,334	721,568
Dr. Pepper Snapple Group, Inc.	4,546	415,095
Molson Coors Brewing Co. Class B	4,500	494,100
Monster Beverage Corp. (a)	3,311	486,088
PepsiCo, Inc.	35,172	3,825,658

		10,172,574

Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc. (a)	5,489	672,622
Amgen, Inc.	18,281	3,049,454
Biogen, Inc. (a)	5,351	1,675,024
Celgene Corp. (a)	18,923	1,978,021
Gilead Sciences, Inc.	32,244	2,551,145
Illumina, Inc. (a)	3,591	652,341
Regeneron Pharmaceuticals, Inc. (a)	1,849	743,335
Vertex Pharmaceuticals, Inc. (a)	6,069	529,277

		11,851,219

Commercial Services — 2.3%
Alliance Data Systems Corp. (a)	1,439	308,709
Automatic Data Processing, Inc.	11,135	982,107
Equifax, Inc.	2,931	394,454
Global Payments, Inc.	3,735	286,699
H&R Block, Inc.	5,256	121,676
McKesson Corp.	5,500	917,125
Moody’s Corp.	4,093	443,190
Paychex, Inc.	7,855	454,569
PayPal Holdings, Inc. (a)	27,371	1,121,390
Quanta Services, Inc. (a)	3,709	103,815
Robert Half International, Inc.	3,124	118,275
S&P Global, Inc.	6,460	817,578
Total System Services, Inc.	4,056	191,240
United Rentals, Inc. (a)	2,101	164,908
Verisk Analytics, Inc. (a)	3,855	313,334
Visa, Inc. Class A	46,096	3,812,139
The Western Union Co.	11,864	247,008

		10,798,216

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	21,778	1,614,621
The Estee Lauder Cos., Inc. Class A	5,387	477,073
The Procter & Gamble Co.	65,291	5,859,867

		7,951,561

Foods — 1.8%
Campbell Soup Co.	4,767	260,755
ConAgra Foods, Inc.	10,224	481,653
General Mills, Inc.	14,607	933,095

	Number of Shares	Value
The Hershey Co.	3,413	$326,283
Hormel Foods Corp.	6,578	249,503
The J.M. Smucker Co.	2,853	386,696
Kellogg Co.	6,176	478,455
The Kraft Heinz Co.	14,540	1,301,475
The Kroger Co.	23,238	689,704
McCormick & Co., Inc.	2,835	283,273
Mondelez International, Inc. Class A	37,990	1,667,761
Sysco Corp.	12,512	613,213
Tyson Foods, Inc. Class A	7,294	544,643
Whole Foods Market, Inc.	7,711	218,607

		8,435,116

Health Care – Products — 3.9%
Baxter International, Inc.	11,996	571,010
Becton, Dickinson & Co.	5,213	936,932
Boston Scientific Corp. (a)	33,331	793,278
C.R. Bard, Inc.	1,798	403,255
The Cooper Cos., Inc.	1,191	213,499
Edwards Lifesciences Corp. (a)	5,188	625,465
Henry Schein, Inc. (a)	2,009	327,427
Hologic, Inc. (a)	6,799	264,005
Intuitive Surgical, Inc. (a)	944	684,240
Johnson & Johnson	66,864	7,898,644
Medtronic PLC	33,765	2,917,296
St. Jude Medical, Inc.	6,961	555,209
Stryker Corp.	7,568	880,991
Varian Medical Systems, Inc. (a)	2,268	225,734
Zimmer Biomet Holdings, Inc.	4,895	636,448

		17,933,433

Health Care – Services — 2.3%
Aetna, Inc.	8,578	990,330
Anthem, Inc.	6,427	805,367
Centene Corp. (a)	4,192	280,696
Cigna Corp.	6,285	819,061
DaVita, Inc. (a)	4,055	267,914
DENTSPLY SIRONA, Inc.	5,681	337,622
HCA Holdings, Inc. (a)	7,243	547,788
Humana, Inc.	3,651	645,826
Laboratory Corporation of America Holdings (a)	2,495	343,013
Quest Diagnostics, Inc.	3,391	286,980
Thermo Fisher Scientific, Inc.	9,611	1,528,726
UnitedHealth Group, Inc.	23,267	3,257,380
Universal Health Services, Inc. Class B	2,190	269,852

		10,380,555

Household Products — 0.4%
Avery Dennison Corp.	2,179	169,504
Church & Dwight Co., Inc.	6,314	302,567
The Clorox Co.	3,157	395,193
Kimberly-Clark Corp.	8,770	1,106,248

		1,973,512

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 5.1%
Abbott Laboratories	35,885	$1,517,577
AbbVie, Inc.	39,788	2,509,429
Allergan PLC (a)	9,675	2,228,249
AmerisourceBergen Corp.	4,431	357,936
Bristol-Myers Squibb Co.	40,828	2,201,446
Cardinal Health, Inc.	7,744	601,709
Eli Lilly & Co.	23,725	1,904,169
Endo International PLC (a)	4,854	97,808
Express Scripts Holding Co. (a)	15,372	1,084,187
Mallinckrodt PLC (a)	2,638	184,080
Mead Johnson Nutrition Co.	4,511	356,414
Merck & Co., Inc.	67,569	4,216,981
Mylan NV (a)	11,265	429,422
Patterson Cos., Inc.	2,083	95,693
Perrigo Co. PLC	3,482	321,493
Pfizer, Inc.	148,231	5,020,584
Zoetis, Inc.	12,126	630,673

		23,757,850

		111,508,848

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	7,927	150,930

Energy — 7.2%
Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	1,912	75,505

Oil & Gas — 5.6%
Anadarko Petroleum Corp.	13,335	844,906
Apache Corp.	9,242	590,287
Cabot Oil & Gas Corp.	11,302	291,592
Chesapeake Energy Corp. (a)	15,987	100,238
Chevron Corp.	46,100	4,744,612
Cimarex Energy Co.	2,312	310,663
Concho Resources, Inc. (a)	3,487	478,939
ConocoPhillips	30,211	1,313,272
Devon Energy Corp.	12,787	564,035
EOG Resources, Inc.	13,437	1,299,492
EQT Corp.	4,199	304,931
Exxon Mobil Corp.	101,339	8,844,868
Helmerich & Payne, Inc.	2,614	175,922
Hess Corp.	6,598	353,785
Marathon Oil Corp.	20,790	328,690
Marathon Petroleum Corp.	12,955	525,843
Murphy Oil Corp.	3,905	118,712
Newfield Exploration Co. (a)	4,874	211,824
Noble Energy, Inc.	10,529	376,306
Occidental Petroleum Corp.	18,653	1,360,177
Phillips 66	10,891	877,270
Pioneer Natural Resources Co.	4,157	771,747
Range Resources Corp.	4,608	178,560
Southwestern Energy Co. (a)	12,089	167,312

	Number of Shares	Value
Tesoro Corp.	2,901	$230,804
Valero Energy Corp.	11,303	599,059

		25,963,846

Oil & Gas Services — 1.0%
Baker Hughes, Inc.	10,481	528,976
FMC Technologies, Inc. (a)	5,533	164,164
Halliburton Co.	21,070	945,622
National Oilwell Varco, Inc.	9,200	338,008
Schlumberger Ltd.	33,994	2,673,288
Transocean Ltd.	8,112	86,474

		4,736,532

Pipelines — 0.6%
Kinder Morgan, Inc.	46,797	1,082,415
ONEOK, Inc.	5,127	263,476
Spectra Energy Corp.	17,177	734,317
The Williams Cos., Inc.	16,730	514,113

		2,594,321

		33,370,204

Financial — 15.7%
Banks — 3.9%
Bank of America Corp.	249,372	3,902,672
The Bank of New York Mellon Corp.	25,998	1,036,800
BB&T Corp.	19,817	747,497
Capital One Financial Corp.	12,390	889,974
Citizens Financial Group, Inc.	12,734	314,657
Comerica, Inc.	4,273	202,198
Fifth Third Bancorp	18,730	383,216
Huntington Bancshares, Inc.	26,771	263,962
KeyCorp	26,304	320,120
M&T Bank Corp.	3,845	446,405
Northern Trust Corp.	5,477	372,381
The PNC Financial Services Group, Inc.	11,985	1,079,729
Regions Financial Corp.	30,788	303,878
State Street Corp.	8,975	624,929
SunTrust Banks, Inc.	12,293	538,433
U.S. Bancorp	39,301	1,685,620
Wells Fargo & Co.	110,979	4,914,150
Zions Bancorp	4,965	154,014

		18,180,635

Diversified Financial — 4.8%
Affiliated Managers Group, Inc. (a)	1,316	190,425
American Express Co.	18,917	1,211,445
Ameriprise Financial, Inc.	3,944	393,493
BlackRock, Inc.	2,970	1,076,506
The Charles Schwab Corp.	29,447	929,642
Citigroup, Inc.	71,008	3,353,708
CME Group, Inc.	8,266	863,962
Discover Financial Services	9,888	559,166
E*TRADE Financial Corp. (a)	6,690	194,813

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Franklin Resources, Inc.	8,589	$305,511
The Goldman Sachs Group, Inc.	9,193	1,482,555
Intercontinental Exchange, Inc.	2,904	782,222
Invesco Ltd.	10,029	313,607
JP Morgan Chase & Co.	88,299	5,879,831
Legg Mason, Inc.	2,244	75,129
MasterCard, Inc. Class A	23,431	2,384,573
Morgan Stanley	35,853	1,149,447
Nasdaq, Inc.	2,784	188,031
Navient Corp.	7,762	112,316
Synchrony Financial	19,406	543,368
T. Rowe Price Group, Inc.	6,052	402,458

		22,392,208

Insurance — 4.1%
Aflac, Inc.	9,970	716,544
The Allstate Corp.	9,102	629,676
American International Group, Inc.	24,825	1,473,116
Aon PLC	6,494	730,510
Arthur J. Gallagher & Co.	4,369	222,251
Assurant, Inc.	1,458	134,501
Berkshire Hathaway, Inc. Class B (a)	46,418	6,706,008
Chubb Ltd.	11,352	1,426,379
Cincinnati Financial Corp.	3,670	276,791
The Hartford Financial Services Group, Inc.	9,454	404,820
Lincoln National Corp.	5,703	267,927
Loews Corp.	6,764	278,339
Marsh & McLennan Cos., Inc.	12,633	849,569
MetLife, Inc.	26,896	1,194,989
Principal Financial Group, Inc.	6,527	336,206
The Progressive Corp.	14,208	447,552
Prudential Financial, Inc.	10,639	868,674
Torchmark Corp.	2,739	174,995
The Travelers Cos., Inc.	7,019	804,026
Unum Group	5,787	204,339
Willis Towers Watson PLC	3,180	422,209
XL Group Ltd.	6,736	226,532

		18,795,953

Real Estate — 0.0%
CBRE Group, Inc. Class A (a)	7,339	205,345

Real Estate Investment Trusts (REITS) — 2.9%
American Tower Corp.	10,373	1,175,572
Apartment Investment & Management Co. Class A	3,879	178,085
AvalonBay Communities, Inc.	3,362	597,898
Boston Properties, Inc.	3,763	512,859
Crown Castle International Corp.	8,265	778,646
Digital Realty Trust, Inc.	3,570	346,718
Equity Residential	8,948	575,625
Essex Property Trust, Inc.	1,586	353,202
Extra Space Storage, Inc.	3,093	245,615
Federal Realty Investment Trust	1,733	266,761

	Number of Shares	Value
General Growth Properties, Inc.	14,292	$394,459
HCP, Inc.	11,447	434,414
Host Hotels & Resorts, Inc.	18,185	283,140
Iron Mountain, Inc.	5,947	223,191
Kimco Realty Corp.	10,287	297,809
The Macerich Co.	2,953	238,809
Prologis, Inc.	12,855	688,257
Public Storage	3,652	814,907
Realty Income Corp.	6,297	421,458
Simon Property Group, Inc.	7,670	1,587,767
SL Green Realty Corp.	2,433	263,007
UDR, Inc.	6,537	235,267
Ventas, Inc.	8,602	607,559
Vornado Realty Trust	4,205	425,588
Welltower, Inc.	8,751	654,312
Weyerhaeuser Co.	18,273	583,640

		13,184,565

Savings & Loans — 0.0%
People’s United Financial, Inc.	7,549	119,425

		72,878,131

Industrial — 9.9%
Aerospace & Defense — 2.0%
The Boeing Co.	14,170	1,866,756
General Dynamics Corp.	6,995	1,085,344
Harris Corp.	3,043	278,769
L-3 Communications Holdings, Inc.	1,889	284,729
Lockheed Martin Corp.	6,161	1,476,915
Northrop Grumman Corp.	4,350	930,683
Raytheon Co.	7,192	979,047
Rockwell Collins, Inc.	3,202	270,057
TransDigm Group, Inc. (a)	1,226	354,461
United Technologies Corp.	19,012	1,931,619

		9,458,380

Airlines — 0.1%
United Continental Holdings, Inc. (a)	7,194	377,469

Building Materials — 0.2%
Fortune Brands Home & Security, Inc.	3,702	215,086
Martin Marietta Materials, Inc.	1,563	279,949
Masco Corp.	8,081	277,259

		772,294

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	1,061	280,740
AMETEK, Inc.	5,720	273,302
Emerson Electric Co.	15,751	858,587

		1,412,629

Electronics — 0.9%
Agilent Technologies, Inc.	7,982	375,872
Allegion PLC	2,360	162,628
Amphenol Corp. Class A	7,571	491,509

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FLIR Systems, Inc.	3,290	$103,372
Fortive Corp.	7,334	373,300
Garmin Ltd.	2,825	135,911
Johnson Controls International PLC	23,002	1,070,283
Mettler-Toledo International, Inc. (a)	647	271,630
PerkinElmer, Inc.	2,710	152,058
TE Connectivity Ltd.	8,710	560,750
Waters Corp. (a)	1,967	311,750

		4,009,063

Engineering & Construction — 0.1%
Fluor Corp.	3,412	175,104
Jacobs Engineering Group, Inc. (a)	2,975	153,867

		328,971

Environmental Controls — 0.2%
Republic Services, Inc.	5,723	288,725
Stericycle, Inc. (a)	2,063	165,329
Waste Management, Inc.	9,973	635,879

		1,089,933

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,411	214,415
Stanley Black & Decker, Inc.	3,660	450,107

		664,522

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	14,246	1,264,617
Ingersoll-Rand PLC	6,302	428,158

		1,692,775

Machinery – Diversified — 0.5%
Cummins, Inc.	3,800	486,970
Deere & Co.	7,083	604,534
Flowserve Corp.	3,165	152,680
Rockwell Automation, Inc.	3,152	385,616
Roper Technologies, Inc.	2,468	450,336
Xylem, Inc.	4,396	230,570

		2,310,706

Manufacturing — 3.3%
3M Co.	14,780	2,604,679
Danaher Corp.	14,822	1,161,897
Dover Corp.	3,803	280,053
Eaton Corp. PLC	11,134	731,615
General Electric Co.	219,119	6,490,305
Honeywell International, Inc.	18,594	2,167,875
Illinois Tool Works, Inc.	7,784	932,835
Leggett & Platt, Inc.	3,274	149,229
Parker Hannifin Corp.	3,289	412,868
Pentair PLC	4,081	262,163
Textron, Inc.	6,599	262,310

		15,455,829

Packaging & Containers — 0.2%
Ball Corp.	4,243	347,714
Owens-Illinois, Inc. (a)	4,067	74,792

	Number of Shares	Value
Sealed Air Corp.	4,813	$220,532
WestRock Co.	6,134	297,376

		940,414

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	3,497	246,399
CSX Corp.	23,189	707,265
Expeditors International of Washington, Inc.	4,443	228,903
FedEx Corp.	5,953	1,039,870
J.B. Hunt Transport Services, Inc.	2,160	175,262
Kansas City Southern	2,625	244,965
Norfolk Southern Corp.	7,193	698,153
Ryder System, Inc.	1,297	85,537
Union Pacific Corp.	20,344	1,984,150
United Parcel Service, Inc. Class B	16,887	1,846,762

		7,257,266

		45,770,251

Technology — 13.0%
Computers — 5.1%
Accenture PLC Class A	15,205	1,857,595
Apple, Inc.	131,684	14,886,876
Cognizant Technology Solutions Corp. Class A (a)	14,832	707,635
CSRA, Inc.	3,645	98,050
Hewlett Packard Enterprise Co.	40,693	925,766
HP, Inc.	41,900	650,707
International Business Machines Corp.	21,256	3,376,516
NetApp, Inc.	6,824	244,436
Seagate Technology PLC	7,299	281,376
Teradata Corp. (a)	3,155	97,805
Western Digital Corp.	6,901	403,501

		23,530,263

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	4,559	82,791
Xerox Corp.	20,851	211,221

		294,012

Semiconductors — 3.2%
Analog Devices, Inc.	7,525	484,986
Applied Materials, Inc.	26,479	798,342
Broadcom Ltd.	9,657	1,666,026
Intel Corp.	115,589	4,363,485
KLA-Tencor Corp.	3,821	266,362
Lam Research Corp.	3,935	372,684
Linear Technology Corp.	5,862	347,558
Microchip Technology, Inc.	5,269	327,416
Micron Technology, Inc. (a)	25,332	450,403
NVIDIA Corp.	13,105	897,954
Qorvo, Inc. (a)	3,082	171,791
QUALCOMM, Inc.	36,003	2,466,205

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Skyworks Solutions, Inc.	4,562	$347,351
Texas Instruments, Inc.	24,491	1,718,778
Xilinx, Inc.	6,217	337,832

		15,017,173

Software — 4.6%
Activision Blizzard, Inc.	16,710	740,253
Adobe Systems, Inc. (a)	12,150	1,318,761
Autodesk, Inc. (a)	4,786	346,171
CA, Inc.	7,704	254,848
Cerner Corp. (a)	7,366	454,851
Citrix Systems, Inc. (a)	3,828	326,222
The Dun & Bradstreet Corp.	887	121,182
Electronic Arts, Inc. (a)	7,367	629,142
Fidelity National Information Services, Inc.	8,031	618,628
Fiserv, Inc. (a)	5,388	535,944
Intuit, Inc.	5,959	655,550
Microsoft Corp.	190,427	10,968,595
Oracle Corp.	73,540	2,888,651
Red Hat, Inc. (a)	4,426	357,754
Salesforce.com, Inc. (a)	15,703	1,120,095

		21,336,647

		60,178,095

Utilities — 3.3%
Electric — 3.0%
The AES Corp.	15,951	204,970
Alliant Energy Corp.	5,628	215,609
Ameren Corp.	5,944	292,326
American Electric Power Co., Inc.	12,055	774,052
CenterPoint Energy, Inc.	10,432	242,335
CMS Energy Corp.	6,884	289,197
Consolidated Edison, Inc.	7,401	557,295
Dominion Resources, Inc.	15,250	1,132,617
DTE Energy Co.	4,389	411,118
Duke Energy Corp.	16,798	1,344,512
Edison International	8,006	578,433
Entergy Corp.	4,366	335,003
Eversource Energy	7,720	418,270
Exelon Corp.	22,594	752,154
FirstEnergy Corp.	10,339	342,014
NextEra Energy, Inc.	11,410	1,395,671
NRG Energy, Inc.	7,852	88,021
PG&E Corp.	12,211	746,947
Pinnacle West Capital Corp.	2,704	205,477
PPL Corp.	16,610	574,208
Public Service Enterprise Group, Inc.	12,307	515,294
SCANA Corp.	3,496	253,006
The Southern Co.	23,870	1,224,531
WEC Energy Group, Inc.	7,702	461,196
Xcel Energy, Inc.	12,387	509,601

		13,863,857

	Number of Shares	Value
Gas — 0.2%
NiSource, Inc.	7,865	$189,625
Sempra Energy	6,115	655,467

		845,092

Water — 0.1%
American Water Works Co., Inc.	4,338	324,656

		15,033,605

TOTAL COMMON STOCK (Cost $257,686,983)		457,977,698

TOTAL EQUITIES (Cost $257,686,983)		457,977,698

TOTAL LONG-TERM INVESTMENTS (Cost $257,686,983)		457,977,698

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (b)	$4,390,264	4,390,264

Time Deposit — 0.0%
Euro Time Deposit 0.010% 10/03/16	3,290	3,290

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (c) 0.000% 3/02/17	605,000	604,080

TOTAL SHORT-TERM INVESTMENTS (Cost $4,997,404)		4,997,634

TOTAL INVESTMENTS — 100.0% (Cost $262,684,387) (d)		462,975,332

Other Assets/(Liabilities) — 0.0%		186,898

NET ASSETS — 100.0%		$463,162,230

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $4,390,267. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 9/30/21, and an aggregate market value, including accrued interest, of $4,483,300.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Focused Equity Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.6%

COMMON STOCK — 94.6%
Communications — 19.9%
Internet — 7.7%
Alphabet, Inc. Class C (a)	9,800	$7,617,442
CDW Corp.	90,000	4,115,700

		11,733,142

Media — 9.7%
Charter Communications, Inc. Class A (a)	30,109	8,128,527
Tribune Media Co. Class A	183,000	6,683,160

		14,811,687

Telecommunications — 2.5%
CommScope Holding Co., Inc. (a)	130,000	3,914,300

		30,459,129

Consumer, Cyclical — 14.3%
Auto Manufacturers — 6.9%
General Motors Co.	330,000	10,484,100

Retail — 7.4%
CarMax, Inc. (a)	100,200	5,345,670
Tiffany & Co.	82,500	5,991,975

		11,337,645

		21,821,745

Consumer, Non-cyclical — 11.2%
Health Care – Products — 3.5%
Baxter International, Inc.	111,000	5,283,600

Health Care – Services — 3.5%
HCA Holdings, Inc. (a)	70,500	5,331,915

Pharmaceuticals — 4.2%
Quintiles Transnational Holdings, Inc. (a)	79,500	6,444,270

		17,059,785

Financial — 36.6%
Banks — 5.8%
Wells Fargo & Co.	201,000	8,900,280

Diversified Financial — 15.4%
BlackRock, Inc.	20,800	7,539,168
The Goldman Sachs Group, Inc.	44,500	7,176,515
JP Morgan Chase & Co.	131,000	8,723,290

		23,438,973

Insurance — 12.2%
American International Group, Inc.	196,000	11,630,640
Aon PLC	62,000	6,974,380

		18,605,020

	Number of Shares	Value
Real Estate — 3.2%
CBRE Group, Inc. Class A (a)	175,500	$4,910,490

		55,854,763

Industrial — 12.6%
Machinery – Construction & Mining — 5.9%
Caterpillar, Inc.	101,500	9,010,155

Machinery – Diversified — 6.7%
Cummins, Inc.	80,500	10,316,075

		19,326,230

TOTAL COMMON STOCK (Cost $124,111,314)		144,521,652

TOTAL EQUITIES (Cost $124,111,314)		144,521,652

TOTAL LONG-TERM INVESTMENTS (Cost $124,111,314)		144,521,652

	Principal Amount
SHORT-TERM INVESTMENTS — 6.4%
Repurchase Agreement — 6.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (b)	$9,835,065	9,835,065

TOTAL SHORT-TERM INVESTMENTS (Cost $9,835,065)		9,835,065

TOTAL INVESTMENTS — 101.0% (Cost $133,946,379) (c)		154,356,717

Other Assets/(Liabilities) — (1.0)%		(1,518,938)

NET ASSETS — 100.0%		$152,837,779

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $9,835,073. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $10,032,396.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.5%

COMMON STOCK — 95.5%
Bermuda — 0.4%
Kunlun Energy Co. Ltd	1,700,000	$1,310,730

Brazil — 0.4%
Embraer SA Sponsored ADR (Brazil)	84,639	1,460,869

Cayman Islands — 2.7%
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	19,070	3,472,075
Cheung Kong Property Holdings Ltd.	367,254	2,708,547
CK Hutchison Holdings Ltd.	288,754	3,684,155

		9,864,777

China — 4.0%
China Life Insurance Co. Ltd.	1,251,000	3,260,851
China Telecom Corp. Ltd. Class H	11,037,643	5,620,432
CRRC Corp. Ltd.	1,616,100	1,468,653
Sinopharm Group Co. Ltd. Class H	568,800	2,758,763
Weichai Power Co. Ltd. Class H	1,090,000	1,469,259

		14,577,958

France — 10.4%
AXA SA	216,747	4,611,561
BNP Paribas	128,360	6,599,719
Cie Generale des Etablissements Michelin Class B	42,360	4,684,154
Compagnie de Saint-Gobain	96,920	4,184,355
Credit Agricole SA	254,240	2,508,479
Sanofi	71,128	5,419,401
Technip SA	46,070	2,829,320
Total SA	119,352	5,656,942
Zodiac Aerospace	73,100	1,779,883

		38,273,814

Germany — 11.8%
Bayer AG	49,610	4,983,020
Deutsche Boerse AG (a)	31,620	2,560,332
Deutsche Lufthansa AG	128,000	1,424,306
Deutsche Post AG	66,911	2,091,089
HeidelbergCement AG	55,120	5,206,510
Infineon Technologies AG	273,297	4,876,496
Lanxess AG	75,100	4,664,007
Merck KGaA	50,900	5,485,118
Metro AG	83,660	2,489,360
MorphoSys AG (a)	20,350	851,107
SAP AG Sponsored ADR (Germany) (b)	40,788	3,728,431
Siemens AG	43,856	5,133,913

		43,493,689

Hong Kong — 2.2%
AIA Group Ltd.	485,200	3,250,894
China Mobile Ltd.	382,500	4,696,279

		7,947,173

	Number of Shares	Value
Ireland — 2.0%
CRH PLC	215,342	$7,200,282

Israel — 1.8%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	148,349	6,825,537

Italy — 2.0%
Eni SpA	371,293	5,350,597
UniCredit SpA (b)	846,031	1,971,806

		7,322,403

Japan — 10.2%
Inpex Corp.	304,100	2,757,077
Konica Minolta Holding, Inc. (b)	446,100	3,784,428
Nissan Motor Co. Ltd.	517,770	5,070,308
Omron Corp.	120,100	4,315,485
SoftBank Group Corp.	83,700	5,422,243
Sumitomo Metal Mining Co. Ltd.	226,000	3,124,436
Suntory Beverage & Food Ltd.	129,100	5,601,268
Toshiba Corp. (a)(b)	1,046,000	3,494,888
Toyota Motor Corp. Sponsored ADR (Japan) (b)	33,019	3,832,185

		37,402,318

Luxembourg — 0.7%
Subsea 7 SA (a)(b)	245,180	2,639,460

Netherlands — 4.8%
Akzo Nobel NV	75,670	5,120,700
ING Groep NV	464,630	5,727,525
NN Group NV	63,590	1,951,745
QIAGEN NV (a)	84,700	2,331,928
SBM Offshore NV	191,128	2,715,425

		17,847,323

Norway — 1.9%
StatoilHydro ASA	90,840	1,523,966
Telenor ASA	316,016	5,433,960

		6,957,926

Portugal — 0.9%
Galp Energia SGPS SA	242,320	3,312,839

Republic of Korea — 6.1%
Hana Financial Group, Inc.	79,353	2,018,087
Hyundai Mobis	18,195	4,555,418
Hyundai Motor Co.	14,936	1,844,251
KB Financial Group, Inc. Sponsored ADR (Republic of Korea)	80,916	2,768,136
Samsung Electronics Co., Ltd.	7,649	11,148,011

		22,333,903

Russia — 0.5%
MMC Norilsk Nickel PJSC ADR (Russia)	121,489	1,942,493

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Singapore — 3.1%
DBS Group Holdings, Ltd.	385,379	$4,374,862
Singapore Telecommunications Ltd.	1,468,000	4,304,532
Singapore Telecommunications Ltd.	340,700	997,249
United Overseas Bank Ltd.	131,900	1,832,120

		11,508,763

Spain — 1.2%
Telefonica SA Sponsored ADR (Spain) (b)	432,139	4,355,961

Sweden — 0.7%
Getinge AB Class B	128,140	2,482,756

Switzerland — 5.5%
ABB Ltd.	99,000	2,222,897
Novartis AG	50,120	3,941,501
Roche Holding AG	28,440	7,045,614
Swiss Re AG	40,730	3,674,714
UBS Group AG	257,960	3,502,752

		20,387,478

Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	641,275	3,760,921

Thailand — 1.0%
Bangkok Bank PCL	792,100	3,728,978

United Kingdom — 20.2%
Aviva PLC	657,655	3,763,227
BAE Systems PLC	633,010	4,294,726
Barclays PLC	1,857,820	4,050,770
BP PLC	1,648,784	9,602,757
GlaxoSmithKline PLC	251,884	5,367,756
Glencore PLC (a)	922,750	2,529,712
HSBC Holdings PLC	781,600	5,806,569
Johnson Matthey PLC	61,620	2,633,891
Kingfisher PLC	789,544	3,854,729
LivaNova PLC (a)	50,800	3,053,588
Petrofac Ltd.	190,850	2,205,304
Royal Dutch Shell PLC Class A	2,397	59,489
Royal Dutch Shell PLC Class B	351,154	9,111,075
Sky PLC	398,860	4,621,820
Standard Chartered PLC (a)	553,782	4,509,838
Tesco PLC (a)	1,373,370	3,254,483
Vodafone Group PLC Sponsored ADR (United Kingdom) (b)	195,308	5,693,228

		74,412,962

TOTAL COMMON STOCK (Cost $350,741,189)		351,351,313

TOTAL EQUITIES (Cost $350,741,189)		351,351,313

	Number of Shares	Value

MUTUAL FUNDS — 6.3%
United States — 6.3%
State Street Navigator Securities Lending Prime Portfolio (c)	23,243,343	$23,243,343

TOTAL MUTUAL FUNDS (Cost $23,243,343)		23,243,343

TOTAL LONG-TERM INVESTMENTS (Cost $373,984,532)		374,594,656

	Principal Amount
SHORT-TERM INVESTMENTS — 4.9%
Repurchase Agreement — 4.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (d)	$18,230,132	18,230,132

TOTAL SHORT-TERM INVESTMENTS (Cost $18,230,132)		18,230,132

TOTAL INVESTMENTS — 106.7% (Cost $392,214,664) (e)		392,824,788

Other Assets/(Liabilities) — (6.7)%		(24,755,398)

NET ASSETS — 100.0%		$368,069,390

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2016, was $22,467,371 or 6.10% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $18,230,147. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 11/30/19, and an aggregate market value, including accrued interest, of $18,596,419.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Basic Materials — 1.5%
Chemicals — 0.5%
The Sherwin-Williams Co.	3,165	$875,629

Iron & Steel — 0.4%
Nucor Corp.	12,965	641,119

Mining — 0.6%
Rio Tinto PLC Sponsored ADR (United Kingdom)	34,748	1,160,583

		2,677,331

Communications — 24.8%
Advertising — 1.6%
Nielsen Holdings PLC	24,598	1,317,715
Omnicom Group, Inc.	17,798	1,512,830

		2,830,545

Internet — 16.7%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	10,409	1,101,168
Alphabet, Inc. Class C (a)	11,477	8,920,957
Amazon.com, Inc. (a)	6,480	5,425,769
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	6,002	1,092,784
eBay, Inc. (a)	57,803	1,901,719
F5 Networks, Inc. (a)	10,807	1,346,985
Facebook, Inc. Class A (a)	49,698	6,374,762
GoDaddy, Inc. Class A (a)	4,334	149,653
Netflix, Inc. (a)	1,634	161,031
The Priceline Group, Inc. (a)	1,576	2,319,068
Yandex NV Class A (a)	56,864	1,196,987

		29,990,883

Media — 4.3%
Comcast Corp. Class A	54,048	3,585,544
Discovery Communications, Inc. Series A (a)	32,655	879,073
FactSet Research Systems, Inc.	5,312	861,075
Scripps Networks Interactive Class A	25,626	1,626,995
Viacom, Inc. Class B	17,551	668,693

		7,621,380

Telecommunications — 2.2%
Cisco Systems, Inc.	44,777	1,420,327
Verizon Communications, Inc.	50,335	2,616,413

		4,036,740

		44,479,548

Consumer, Cyclical — 9.3%
Apparel — 0.6%
Michael Kors Holdings Ltd. (a)	23,112	1,081,411

	Number of Shares	Value
Lodging — 1.0%
Las Vegas Sands Corp.	18,688	$1,075,307
Wyndham Worldwide Corp.	9,366	630,613

		1,705,920

Retail — 7.7%
CVS Health Corp.	19,287	1,716,350
Dollar General Corp.	7,341	513,797
Domino’s Pizza, Inc.	913	138,639
Dunkin’ Brands Group, Inc.	9,303	484,500
The Home Depot, Inc.	29,821	3,837,366
Lowe’s Cos., Inc.	27,721	2,001,734
O’Reilly Automotive, Inc. (a)	4,994	1,398,869
Ross Stores, Inc.	16,941	1,089,306
The TJX Cos., Inc.	22,505	1,682,924
Wal-Mart Stores, Inc.	13,007	938,065

		13,801,550

		16,588,881

Consumer, Non-cyclical — 29.6%
Agriculture — 0.6%
Altria Group, Inc.	17,779	1,124,166

Beverages — 2.6%
Monster Beverage Corp. (a)	2,847	417,968
PepsiCo, Inc.	38,440	4,181,119

		4,599,087

Biotechnology — 3.9%
Amgen, Inc.	23,622	3,940,386
Celgene Corp. (a)	4,478	468,085
Gilead Sciences, Inc.	30,854	2,441,169
Regeneron Pharmaceuticals, Inc. (a)	351	141,109

		6,990,749

Commercial Services — 9.1%
Alliance Data Systems Corp. (a)	5,347	1,147,092
Experian PLC	44,347	888,528
Gartner, Inc. (a)	10,093	892,726
Global Payments, Inc.	12,861	987,210
IHS Markit Ltd. (a)	49,767	1,868,751
Paychex, Inc.	32,132	1,859,479
PayPal Holdings, Inc. (a)	48,233	1,976,106
Vantiv, Inc. Class A (a)	28,229	1,588,446
Verisk Analytics, Inc. (a)	13,652	1,109,634
Visa, Inc. Class A	48,008	3,970,262

		16,288,234

Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	15,584	1,155,398
The Estee Lauder Cos., Inc. Class A	9,128	808,375

		1,963,773

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods — 1.3%
BRF SA Sponsored ADR (Brazil)	22,904	$390,742
The Hershey Co.	11,949	1,142,324
Mondelez International, Inc. Class A	16,875	740,813

		2,273,879

Health Care – Products — 4.3%
Becton, Dickinson & Co.	9,556	1,717,500
C.R. Bard, Inc.	5,962	1,337,157
Johnson & Johnson	16,379	1,934,851
Medtronic PLC	13,622	1,176,941
Varian Medical Systems, Inc. (a)	9,360	931,601
Zimmer Biomet Holdings, Inc.	5,091	661,932

		7,759,982

Health Care – Services — 2.4%
Aetna, Inc.	16,441	1,898,114
Anthem, Inc.	4,954	620,786
HCA Holdings, Inc. (a)	12,594	952,484
ICON PLC (a)	10,530	814,706

		4,286,090

Pharmaceuticals — 4.3%
Allergan PLC (a)	6,734	1,550,907
AstraZeneca PLC Sponsored ADR (United Kingdom)	16,902	555,400
Bristol-Myers Squibb Co.	51,244	2,763,076
Cardinal Health, Inc.	18,820	1,462,314
Merck & Co., Inc.	22,092	1,378,762

		7,710,459

		52,996,419

Energy — 2.5%
Energy – Alternate Sources — 0.3%
First Solar, Inc. (a)	13,444	530,904

Oil & Gas — 1.4%
BP PLC Sponsored ADR (United Kingdom)	40,471	1,422,960
Chevron Corp.	10,805	1,112,051

		2,535,011

Oil & Gas Services — 0.8%
Baker Hughes, Inc.	27,226	1,374,096

		4,440,011

Financial — 4.2%
Banks — 0.3%
Bank of America Corp.	31,198	488,249

Diversified Financial — 2.9%
Intercontinental Exchange, Inc.	6,411	1,726,867
JP Morgan Chase & Co.	7,407	493,232
MasterCard, Inc. Class A	28,318	2,881,923

		5,102,022

	Number of Shares	Value
Insurance — 0.3%
American International Group, Inc.	10,457	$620,518

Real Estate Investment Trusts (REITS) — 0.7%
Public Storage	5,988	1,336,162

		7,546,951

Industrial — 6.7%
Aerospace & Defense — 0.5%
The Boeing Co.	7,061	930,216

Electrical Components & Equipment — 0.7%
Emerson Electric Co.	23,519	1,282,021

Electronics — 0.4%
Fortive Corp.	15,018	764,416

Machinery – Diversified — 1.6%
Cummins, Inc.	10,244	1,312,768
Rockwell Automation, Inc.	13,329	1,630,670

		2,943,438

Manufacturing — 2.8%
Danaher Corp.	17,119	1,341,958
Honeywell International, Inc.	22,308	2,600,890
Parker Hannifin Corp.	8,199	1,029,221

		4,972,069

Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	16,844	1,186,828

		12,078,988

Technology — 20.7%
Computers — 5.8%
Amdocs Ltd.	18,585	1,075,142
Apple, Inc.	68,648	7,760,657
Jack Henry & Associates, Inc.	18,124	1,550,508

		10,386,307

Internet — 1.3%
Check Point Software Technologies Ltd. (a)	28,792	2,234,547

Semiconductors — 5.9%
Cirrus Logic, Inc. (a)	15,243	810,165
Linear Technology Corp.	40,095	2,377,233
Maxim Integrated Products, Inc.	49,132	1,961,841
QUALCOMM, Inc.	32,979	2,259,061
Texas Instruments, Inc.	36,840	2,585,431
Xilinx, Inc.	10,338	561,767

		10,555,498

Software — 7.7%
Electronic Arts, Inc. (a)	13,343	1,139,492
Fiserv, Inc. (a)	11,406	1,134,555
Intuit, Inc.	6,614	727,606
Microsoft Corp.	96,228	5,542,733

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oracle Corp.	105,181	$4,131,510
Salesforce.com, Inc. (a)	15,654	1,116,600

		13,792,496

		36,968,848

Utilities — 0.4%
Electric — 0.4%
NextEra Energy, Inc.	6,280	768,169

TOTAL COMMON STOCK (Cost $152,026,937)		178,545,146

TOTAL EQUITIES (Cost $152,026,937)		178,545,146

TOTAL LONG-TERM INVESTMENTS (Cost $152,026,937)		178,545,146

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (b)	$1,138,926	1,138,926

TOTAL SHORT-TERM INVESTMENTS (Cost $1,138,926)		1,138,926

TOTAL INVESTMENTS — 100.4% (Cost $153,165,863) (c)		179,684,072

Other Assets/(Liabilities) — (0.4)%		(659,928)

NET ASSETS — 100.0%		$179,024,144

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,138,927. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $1,164,565.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Basic Materials — 2.6%
Chemicals — 1.9%
Agrium, Inc.	16,530	$1,499,106
The Dow Chemical Co.	57,310	2,970,377

		4,469,483

Forest Products & Paper — 0.7%
International Paper Co.	31,180	1,496,016

		5,965,499

Communications — 11.0%
Advertising — 1.1%
Nielsen Holdings PLC	48,530	2,599,752

Internet — 0.8%
Liberty Interactive Corp. QVC Group (a)	90,520	1,811,305

Media — 3.4%
CBS Corp. Class B	52,260	2,860,713
Comcast Corp. Class A	40,400	2,680,136
Thomson Reuters Corp.	55,830	2,310,245

		7,851,094

Telecommunications — 5.7%
Cisco Systems, Inc.	227,690	7,222,327
Nokia OYJ Sponsored ADR (Finland)	364,970	2,113,176
Verizon Communications, Inc.	73,070	3,798,179

		13,133,682

		25,395,833

Consumer, Cyclical — 7.4%
Home Builders — 1.1%
PulteGroup, Inc.	128,970	2,584,559

Leisure Time — 0.9%
Norwegian Cruise Line Holdings Ltd. (a)	51,440	1,939,288

Lodging — 1.0%
Hilton Worldwide Holdings, Inc.	102,250	2,344,592

Retail — 4.4%
CVS Health Corp.	27,580	2,454,344
The Home Depot, Inc.	15,670	2,016,416
Lowe’s Cos., Inc.	29,800	2,151,858
PVH Corp.	20,210	2,233,205
Signet Jewelers Ltd.	18,160	1,353,465

		10,209,288

		17,077,727

	Number of Shares	Value
Consumer, Non-cyclical — 18.2%
Agriculture — 2.8%
British American Tobacco PLC	42,296	$2,704,929
Philip Morris International, Inc.	38,540	3,746,859

		6,451,788

Biotechnology — 1.1%
Amgen, Inc.	15,280	2,548,857

Foods — 2.0%
The Kraft Heinz Co.	23,316	2,087,015
Mondelez International, Inc. Class A	58,520	2,569,028

		4,656,043

Health Care – Products — 2.4%
Baxter International, Inc.	29,180	1,388,968
Medtronic PLC	48,439	4,185,130

		5,574,098

Health Care – Services — 1.5%
UnitedHealth Group, Inc.	24,560	3,438,400

Pharmaceuticals — 8.4%
Allergan PLC (a)	12,780	2,943,362
AstraZeneca PLC Sponsored ADR (United Kingdom)	82,870	2,723,108
Bristol-Myers Squibb Co.	51,210	2,761,243
Merck & Co., Inc.	105,620	6,591,744
Pfizer, Inc.	37,139	1,257,898
Roche Holding AG	11,644	2,884,639

		19,161,994

		41,831,180

Energy — 12.2%
Oil & Gas — 10.8%
Anadarko Petroleum Corp.	22,220	1,407,859
Canadian Natural Resources Ltd.	57,180	1,832,047
Chevron Corp.	52,840	5,438,293
EOG Resources, Inc.	38,460	3,719,467
Exxon Mobil Corp.	42,230	3,685,835
Marathon Oil Corp.	173,504	2,743,098
Occidental Petroleum Corp.	22,960	1,674,243
Pioneer Natural Resources Co.	14,940	2,773,611
Southwestern Energy Co. (a)	105,120	1,454,861

		24,729,314

Oil & Gas Services — 1.4%
Halliburton Co.	71,400	3,204,432

		27,933,746

Financial — 24.0%
Banks — 6.5%
M&T Bank Corp.	22,090	2,564,649
The PNC Financial Services Group, Inc.	54,750	4,932,427
Wells Fargo & Co.	169,110	7,488,191

		14,985,267

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 11.2%
Ameriprise Financial, Inc.	5,750	$573,677
BlackRock, Inc.	9,060	3,283,887
Citigroup, Inc.	108,890	5,142,875
The Goldman Sachs Group, Inc.	13,940	2,248,104
Intercontinental Exchange, Inc.	8,510	2,292,254
Invesco Ltd.	95,520	2,986,910
JP Morgan Chase & Co.	137,120	9,130,821

		25,658,528

Insurance — 6.3%
American International Group, Inc.	40,700	2,415,138
Chubb Ltd.	31,675	3,979,964
Marsh & McLennan Cos., Inc.	43,330	2,913,943
MetLife, Inc.	56,980	2,531,621
Principal Financial Group, Inc.	35,180	1,812,122
Unum Group	25,800	910,998

		14,563,786

		55,207,581

Industrial — 11.5%
Aerospace & Defense — 2.0%
Triumph Group, Inc.	47,310	1,319,003
United Technologies Corp.	32,560	3,308,096

		4,627,099

Building Materials — 1.1%
Fortune Brands Home & Security, Inc.	45,130	2,622,053

Machinery – Construction & Mining — 2.3%
Caterpillar, Inc.	23,540	2,089,646
Ingersoll-Rand PLC	46,080	3,130,675

		5,220,321

Manufacturing — 4.8%
3M Co.	15,850	2,793,246
Eaton Corp. PLC	56,910	3,739,556
General Electric Co.	149,300	4,422,266

		10,955,068

Transportation — 1.3%
Union Pacific Corp.	29,980	2,923,949

		26,348,490

Technology — 8.5%
Computers — 1.5%
Apple, Inc.	10,510	1,188,155
Cognizant Technology Solutions Corp. Class A (a)	48,890	2,332,542

		3,520,697

Semiconductors — 5.9%
Analog Devices, Inc.	19,980	1,287,711
Intel Corp.	143,040	5,399,760
Maxim Integrated Products, Inc.	81,330	3,247,507
QUALCOMM, Inc.	54,160	3,709,960

		13,644,938

	Number of Shares	Value
Software — 1.1%
Microsoft Corp.	42,950	$2,473,920

		19,639,555

Utilities — 3.5%
Electric — 3.5%
Dominion Resources, Inc.	17,110	1,270,760
Edison International	31,690	2,289,603
Eversource Energy	53,880	2,919,218
NextEra Energy, Inc.	12,770	1,562,026

		8,041,607

		8,041,607

TOTAL COMMON STOCK (Cost $184,470,183)		227,441,218

TOTAL EQUITIES (Cost $184,470,183)		227,441,218

TOTAL LONG-TERM INVESTMENTS (Cost $184,470,183)		227,441,218

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (b)	$2,274,951	2,274,951

TOTAL SHORT-TERM INVESTMENTS (Cost $2,274,951)		2,274,951

TOTAL INVESTMENTS — 99.9% (Cost $186,745,134) (c)		229,716,169

Other Assets/(Liabilities) — 0.1%		158,269

NET ASSETS — 100.0%		$229,874,438

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,274,953. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $2,324,088.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Austria — 0.4%
Erste Group Bank AG	34,067	$1,008,966

Bermuda — 0.1%
Credicorp Ltd.	1,806	274,909

Brazil — 0.5%
AMBEV SA	207,231	1,262,955

Canada — 1.8%
Canadian National Railway Co.	66,764	4,366,366

Cayman Islands — 0.2%
Sands China Ltd.	117,200	513,385

Czech Republic — 0.1%
Komercni Banka AS	8,839	306,413

Denmark — 0.9%
Carlsberg A/S Class B	22,253	2,125,998

France — 7.9%
Air Liquide (a)	10,189	1,091,767
Danone SA	56,788	4,212,100
Hermes International	1,096	445,914
Legrand SA	33,682	1,985,912
LVMH Moet Hennessy Louis Vuitton SE	24,343	4,149,939
Pernod-Ricard SA	37,303	4,413,572
Schneider Electric SE	39,733	2,770,501

		19,069,705

Germany — 6.4%
Bayer AG	57,574	5,782,955
Brenntag AG	15,358	838,072
Deutsche Boerse AG (b)	16,128	1,305,915
Linde AG	21,793	3,703,613
Merck KGaA	19,904	2,144,907
MTU Aero Engines AG	16,360	1,655,059

		15,430,521

Ireland — 4.4%
Accenture PLC Class A	46,749	5,711,325
Medtronic PLC	55,267	4,775,069

		10,486,394

Israel — 0.8%
Check Point Software Technologies Ltd. (b)	26,245	2,036,874

Japan — 1.2%
Hoya Corp.	34,000	1,365,413
Kubota Corp.	99,200	1,499,553

		2,864,966

	Number of Shares	Value
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV Class O	152,306	$799,558

Netherlands — 3.0%
Akzo Nobel NV	41,239	2,790,704
Heineken NV	27,979	2,460,838
Schlumberger Ltd.	26,333	2,070,827

		7,322,369

Republic of Korea — 0.8%
Samsung Electronics Co., Ltd.	1,234	1,798,489

Spain — 0.5%
Aena SA (c)	7,383	1,088,961

Sweden — 1.5%
Svenska Cellulosa AB Class B	123,091	3,654,058

Switzerland — 8.4%
Adecco Group AG	29,238	1,646,503
Cie Financiere Richemont SA	33,749	2,054,899
Julius Baer Group Ltd.	21,232	861,744
Nestle SA	79,769	6,285,289
Roche Holding AG	17,114	4,239,756
Sonova Holding AG	9,968	1,410,808
Swiss Re AG	7,873	710,312
UBS Group AG	223,833	3,039,353

		20,248,664

Thailand — 0.2%
Kasikornbank PCL	104,000	565,393

United Kingdom — 9.8%
Burberry Group PLC	72,297	1,293,850
Compass Group PLC	144,534	2,802,871
Delphi Automotive PLC	19,751	1,408,641
Diageo PLC	163,345	4,683,603
Reckitt Benckiser Group PLC	57,748	5,442,037
Sky PLC	152,725	1,769,712
Standard Chartered PLC (b)	142,732	1,162,368
Whitbread PLC	26,802	1,360,041
WPP PLC	157,188	3,699,690

		23,622,813

United States — 49.7%
3M Co.	22,984	4,050,470
American Express Co.	45,141	2,890,830
Amphenol Corp. Class A	25,023	1,624,493
AutoZone, Inc. (b)	2,373	1,823,271
The Bank of New York Mellon Corp.	98,502	3,928,260
Charter Communications, Inc. Class A (b)	6,255	1,688,662
Cisco Systems, Inc.	57,326	1,818,381
Cognizant Technology Solutions Corp. Class A (b)	29,855	1,424,382
Colgate-Palmolive Co.	44,547	3,302,715

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Cooper Cos., Inc.	14,201	$2,545,671
Coty, Inc. (b) (d)	33,389	774,625
Coty, Inc. Class A (a) (b)	35,979	845,506
DENTSPLY SIRONA, Inc.	19,104	1,135,351
eBay, Inc. (b)	54,719	1,800,255
Franklin Resources, Inc.	57,528	2,046,271
The Goldman Sachs Group, Inc.	15,736	2,537,745
Harley-Davidson, Inc.	23,188	1,219,457
Honeywell International, Inc.	51,263	5,976,753
International Flavors & Fragrances, Inc.	7,665	1,095,865
Johnson & Johnson	10,925	1,290,570
Kellogg Co.	44,263	3,429,055
Microchip Technology, Inc.	27,258	1,693,812
Monsanto Co.	22,129	2,261,584
National Oilwell Varco, Inc.	22,128	812,983
NOW, Inc. (b)	12,936	277,218
Omnicom Group, Inc.	29,979	2,548,215
Oracle Corp.	102,543	4,027,889
PayPal Holdings, Inc. (b)	30,627	1,254,788
Praxair, Inc.	17,207	2,079,122
Sally Beauty Holdings, Inc. (b) (a)	56,752	1,457,391
St. Jude Medical, Inc.	52,134	4,158,208
State Street Corp.	68,523	4,771,256
Stryker Corp.	39,476	4,595,401
Thermo Fisher Scientific, Inc.	44,013	7,000,708
Time Warner, Inc.	80,249	6,388,623
Union Pacific Corp.	17,602	1,716,723
United Parcel Service, Inc. Class B	35,124	3,841,161
United Technologies Corp.	26,161	2,657,958
Urban Outfitters, Inc. (b)	52,228	1,802,910
Visa, Inc. Class A	62,976	5,208,115
W.W. Grainger, Inc.	7,489	1,683,827
The Walt Disney Co.	52,415	4,867,257
Waters Corp. (b)	14,549	2,305,871
Wynn Resorts Ltd.	4,731	460,894
Zimmer Biomet Holdings, Inc.	36,909	4,798,908

		119,919,410

TOTAL COMMON STOCK (Cost $202,343,268)		238,767,167

TOTAL EQUITIES (Cost $202,343,268)		238,767,167

MUTUAL FUNDS — 0.6%
United States — 0.6%
State Street Navigator Securities Lending Prime Portfolio (e)	1,522,284	1,522,284

TOTAL MUTUAL FUNDS (Cost $1,522,284)		1,522,284

		Value
TOTAL LONG-TERM INVESTMENTS (Cost $203,865,552)		$240,289,451

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (f)	$1,847,560	1,847,560

TOTAL SHORT-TERM INVESTMENTS (Cost $1,847,560)		1,847,560

TOTAL INVESTMENTS — 100.3% (Cost $205,713,112) (g)		242,137,011

Other Assets/(Liabilities) — (0.3)%		(838,007)

NET ASSETS — 100.0%		$241,299,004

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2016, was $1,488,157 or 0.62% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to a value of $1,088,961 or 0.45% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $1,847,561. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 11/30/19, and an aggregate market value, including accrued interest, of $1,888,819.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth Allocation Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 74.9%
MML Blue Chip Growth Fund, Initial Class (a)	7,345,781	$103,061,302
MML Equity Income Fund, Initial Class (a)	5,987,442	65,742,111
MML Focused Equity Fund, Class II (a)	4,949,826	59,397,918
MML Foreign Fund, Initial Class (a)	7,547,261	70,944,251
MML Fundamental Growth Fund, Class II (a)	5,694,143	64,856,288
MML Fundamental Value Fund, Class II (a)	5,525,836	77,030,160
MML Global Fund, Class I (a)	6,848,102	79,437,984
MML Income & Growth Fund, Initial Class (a)	6,302,863	68,764,236
MML International Equity Fund, Class II (a)	7,416,409	65,338,560
MML Large Cap Growth Fund, Initial Class (a)	4,639,272	50,196,926
MML Mid Cap Growth Fund, Initial Class (a)	4,950,234	70,738,848
MML Mid Cap Value Fund, Initial Class (a)	6,556,168	71,921,159
MML Small Cap Growth Equity Fund, Initial Class (a)	1,399,948	17,086,611
MML Small Company Value Fund, Class II (a)	2,218,840	33,460,114
MML Small/Mid Cap Value Fund, Initial Class (a)	2,210,678	26,572,351
MML Strategic Emerging Markets Fund, Class II (a)	4,452,720	40,742,390
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	312,820	23,380,165
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,244,281	43,487,613
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	14,209,864	142,809,135
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	13,147,328	28,924,122

		1,203,892,244

Fixed Income Funds — 25.2%
MML Dynamic Bond Fund, Class II (a)	7,689,865	78,821,120
MML High Yield Fund, Class II (a)	1,715,593	17,190,246

	Number of Shares	Value
MML Inflation-Protected and Income Fund, Initial Class (a)	6,038,799	$63,950,878
MML Managed Bond Fund, Initial Class (a)	9,897,692	126,283,082
MML Short-Duration Bond Fund, Class II (a)	4,245,454	41,817,724
MML Total Return Bond Fund, Class II (a)	7,180,934	75,758,859

		403,821,909

TOTAL MUTUAL FUNDS (Cost $1,623,233,988)		1,607,714,153

TOTAL LONG-TERM INVESTMENTS (Cost $1,623,233,988)		1,607,714,153

TOTAL INVESTMENTS — 100.1% (Cost $1,623,233,988) (b)		1,607,714,153

Other Assets/(Liabilities) — (0.1)%		(995,431)

NET ASSETS — 100.0%		$1,606,718,722

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 3.3%
Chemicals — 3.3%
Monsanto Co.	20,007	$2,044,716
PPG Industries, Inc.	8,651	894,167
The Sherwin-Williams Co.	4,230	1,170,272

		4,109,155

Communications — 10.7%
Advertising — 0.6%
The Interpublic Group of Companies, Inc.	34,025	760,459

Internet — 4.7%
Alphabet, Inc. Class A (a)	4,075	3,276,544
Alphabet, Inc. Class C (a)	3,271	2,542,516

		5,819,060

Media — 5.4%
Comcast Corp. Class A	38,545	2,557,075
Time Warner, Inc.	24,664	1,963,501
Twenty-First Century Fox, Inc. Class A	43,826	1,061,466
The Walt Disney Co.	12,769	1,185,729

		6,767,771

		13,347,290

Consumer, Cyclical — 8.2%
Apparel — 1.4%
Nike, Inc. Class B	13,719	722,305
VF Corp.	17,555	983,958

		1,706,263

Distribution & Wholesale — 1.1%
W.W. Grainger, Inc.	6,003	1,349,714

Housewares — 2.0%
Newell Brands, Inc.	48,010	2,528,207

Retail — 3.7%
AutoZone, Inc. (a)	2,211	1,698,800
Costco Wholesale Corp.	6,851	1,044,846
Ross Stores, Inc.	29,163	1,875,181

		4,618,827

		10,203,011

Consumer, Non-cyclical — 28.2%
Beverages — 2.1%
Diageo PLC	33,401	957,709
Pernod-Ricard SA	13,847	1,638,333

		2,596,042

Commercial Services — 5.6%
Aramark	22,681	862,558
Gartner, Inc. (a)	10,181	900,510

	Number of Shares	Value
McKesson Corp.	8,156	$1,360,013
Visa, Inc. Class A	46,336	3,831,987

		6,955,068

Cosmetics & Personal Care — 2.5%
Colgate-Palmolive Co.	19,217	1,424,748
The Estee Lauder Cos., Inc. Class A	9,078	803,948
The Procter & Gamble Co.	9,745	874,614

		3,103,310

Foods — 3.7%
Danone SA	23,453	1,739,565
General Mills, Inc.	10,093	644,741
Mondelez International, Inc. Class A	50,044	2,196,931

		4,581,237

Health Care – Products — 5.7%
Johnson & Johnson	19,033	2,248,368
Medtronic PLC	21,389	1,848,010
St. Jude Medical, Inc.	14,831	1,182,921
Stryker Corp.	15,442	1,797,603

		7,076,902

Health Care – Services — 2.7%
Thermo Fisher Scientific, Inc.	21,518	3,422,653

Household Products — 0.5%
Kimberly-Clark Corp.	5,582	704,113

Pharmaceuticals — 5.4%
Abbott Laboratories	19,353	818,439
Allergan PLC (a)	7,603	1,751,047
Bristol-Myers Squibb Co.	13,962	752,831
Eli Lilly & Co.	23,685	1,900,958
Mead Johnson Nutrition Co.	8,819	696,789
Zoetis, Inc.	16,122	838,505

		6,758,569

		35,197,894

Diversified — 1.4%
Holding Company – Diversified — 1.4%
LVMH Moet Hennessy Louis Vuitton SE	10,034	1,710,573

Energy — 4.9%
Oil & Gas — 1.9%
EOG Resources, Inc.	24,361	2,355,952

Oil & Gas Services — 2.1%
Schlumberger Ltd.	33,574	2,640,260

Pipelines — 0.9%
Enterprise Products Partners LP	40,487	1,118,656

		6,114,868

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 21.0%
Banks — 5.4%
Bank of America Corp.	200,112	$3,131,753
State Street Corp.	10,316	718,303
U.S. Bancorp	30,118	1,291,761
Wells Fargo & Co.	35,687	1,580,220

		6,722,037

Diversified Financial — 12.0%
American Express Co.	16,701	1,069,532
BlackRock, Inc.	5,734	2,078,346
The Blackstone Group LP	20,983	535,696
The Goldman Sachs Group, Inc.	13,082	2,109,734
JP Morgan Chase & Co.	61,260	4,079,303
MasterCard, Inc. Class A	22,867	2,327,175
Morgan Stanley	37,634	1,206,546
Nasdaq, Inc.	23,326	1,575,438

		14,981,770

Insurance — 1.1%
Chubb Ltd.	11,492	1,443,970

Real Estate Investment Trusts (REITS) — 2.5%
American Tower Corp.	27,307	3,094,702

		26,242,479

Industrial — 9.7%
Aerospace & Defense — 1.0%
United Technologies Corp.	11,707	1,189,431

Electrical Components & Equipment — 0.7%
AMETEK, Inc.	17,418	832,232

Engineering & Construction — 0.8%
Fluor Corp.	20,400	1,046,928

Manufacturing — 3.9%
Danaher Corp.	34,213	2,681,957
Honeywell International, Inc.	18,614	2,170,206

		4,852,163

Packaging & Containers — 1.5%
Crown Holdings, Inc. (a)	33,625	1,919,651

Transportation — 1.8%
Canadian National Railway Co.	34,491	2,255,712

		12,096,117

Technology — 11.3%
Computers — 5.7%
Accenture PLC Class A	21,758	2,658,175
Apple, Inc.	9,790	1,106,759
Cognizant Technology Solutions Corp. Class A (a)	43,477	2,074,288
Hewlett Packard Enterprise Co.	54,937	1,249,817

		7,089,039

Semiconductors — 3.0%
Broadcom Ltd.	15,942	2,750,314

	Number of Shares	Value
Texas Instruments, Inc.	14,422	$1,012,136

		3,762,450

Software — 2.6%
Adobe Systems, Inc. (a)	8,769	951,787
Fidelity National Information Services, Inc.	29,835	2,298,190

		3,249,977

		14,101,466

Utilities — 0.5%
Electric — 0.5%
American Electric Power Co., Inc.	10,570	678,700

TOTAL COMMON STOCK (Cost $89,858,575)		123,801,553

TOTAL EQUITIES (Cost $89,858,575)		123,801,553

TOTAL LONG-TERM INVESTMENTS (Cost $89,858,575)		123,801,553

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (b)	$942,818	942,818

TOTAL SHORT-TERM INVESTMENTS (Cost $942,818)		942,818

TOTAL INVESTMENTS — 100.0% (Cost $90,801,393) (c)		124,744,371

Other Assets/(Liabilities) — 0.0%		15,633

NET ASSETS — 100.0%		$124,760,004

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $942,819. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $964,415.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.0%

COMMON STOCK — 96.0%
Basic Materials — 3.4%
Chemicals — 2.9%
The Dow Chemical Co.	61,070	$3,165,258
E.I. du Pont de Nemours & Co.	53,930	3,611,692
Praxair, Inc.	6,680	807,144

		7,584,094

Forest Products & Paper — 0.5%
International Paper Co.	28,310	1,358,314

		8,942,408

Communications — 5.9%
Advertising — 1.0%
Nielsen Holdings PLC	25,930	1,389,070
Publicis Groupe SA	15,810	1,195,614

		2,584,684

Media — 1.8%
Comcast Corp. Class A	73,150	4,852,771

Telecommunications — 3.1%
BCE, Inc.	16,520	762,893
Motorola Solutions, Inc.	29,010	2,212,883
SK Telecom Co. Ltd. ADR (South Korea)	58,970	1,332,722
Verizon Communications, Inc.	76,400	3,971,272

		8,279,770

		15,717,225

Consumer, Cyclical — 3.6%
Retail — 3.6%
Dollar General Corp.	55,700	3,898,443
The Gap, Inc.	74,750	1,662,440
The Home Depot, Inc.	32,060	4,125,481

		9,686,364

Consumer, Non-cyclical — 22.3%
Agriculture — 1.4%
Altria Group, Inc.	19,010	1,202,002
Philip Morris International, Inc.	13,950	1,356,219
Reynolds American, Inc.	25,558	1,205,060

		3,763,281

Beverages — 2.0%
The Coca-Cola Co.	72,350	3,061,852
Diageo PLC	78,720	2,257,144

		5,318,996

Commercial Services — 0.3%
Experian PLC	45,730	916,237

Cosmetics & Personal Care — 1.1%
The Procter & Gamble Co.	33,350	2,993,163

	Number of Shares	Value
Foods — 2.7%
The Kroger Co.	116,290	$3,451,487
Mondelez International, Inc. Class A	32,110	1,409,629
Unilever NV NY Shares	46,820	2,158,402

		7,019,518

Health Care – Products — 2.4%
Becton, Dickinson & Co.	10,630	1,910,530
Johnson & Johnson	36,900	4,358,997

		6,269,527

Health Care – Services — 5.4%
Aetna, Inc.	34,496	3,982,563
Anthem, Inc.	30,840	3,864,560
Quest Diagnostics, Inc.	35,930	3,040,756
UnitedHealth Group, Inc.	23,433	3,280,620

		14,168,499

Pharmaceuticals — 7.0%
AstraZeneca PLC	55,421	3,590,179
Merck & Co., Inc.	92,190	5,753,578
Pfizer, Inc.	266,650	9,031,436

		18,375,193

		58,824,414

Energy — 11.7%
Oil & Gas — 10.8%
Anadarko Petroleum Corp.	12,980	822,413
Chevron Corp.	38,328	3,944,718
ConocoPhillips	29,200	1,269,324
Exxon Mobil Corp.	56,120	4,898,153
Hess Corp.	40,410	2,166,784
Marathon Oil Corp.	53,850	851,368
Marathon Petroleum Corp.	44,540	1,807,879
Occidental Petroleum Corp.	72,114	5,258,553
Pioneer Natural Resources Co.	3,940	731,461
Suncor Energy, Inc.	101,860	2,829,671
Total SA Sponsored ADR (France)	84,343	4,023,161

		28,603,485

Oil & Gas Services — 0.4%
Schlumberger Ltd.	14,880	1,170,163

Pipelines — 0.5%
Spectra Energy Corp.	30,740	1,314,135

		31,087,783

Financial — 24.7%
Banks — 8.9%
Bank of America Corp.	510,500	7,989,325
KeyCorp	65,240	793,971
SunTrust Banks, Inc.	105,542	4,622,740
U.S. Bancorp	81,870	3,511,404
Wells Fargo & Co.	148,990	6,597,277

		23,514,717

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 9.7%
American Express Co.	11,533	$738,573
Citigroup, Inc.	125,580	5,931,144
CME Group, Inc.	23,680	2,475,034
The Goldman Sachs Group, Inc.	13,220	2,131,989
Invesco Ltd.	65,334	2,042,994
JP Morgan Chase & Co.	126,430	8,418,974
Morgan Stanley	120,450	3,861,627

		25,600,335

Insurance — 5.7%
The Allstate Corp.	18,650	1,290,207
American International Group, Inc.	61,600	3,655,344
Marsh & McLennan Cos., Inc.	20,120	1,353,070
MetLife, Inc.	65,740	2,920,828
Prudential Financial, Inc.	40,050	3,270,082
The Travelers Cos., Inc.	21,550	2,468,553

		14,958,084

Real Estate Investment Trusts (REITS) — 0.4%
Weyerhaeuser Co.	35,100	1,121,094

		65,194,230

Industrial — 11.1%
Aerospace & Defense — 4.3%
Lockheed Martin Corp.	13,040	3,125,949
Northrop Grumman Corp.	17,330	3,707,754
Raytheon Co.	32,150	4,376,579

		11,210,282

Machinery – Diversified — 0.3%
Rockwell Automation, Inc.	6,020	736,487

Manufacturing — 4.9%
3M Co.	6,590	1,161,356
General Electric Co.	266,250	7,886,325
Honeywell International, Inc.	34,040	3,968,723

		13,016,404

Transportation — 1.6%
Union Pacific Corp.	16,599	1,618,901
United Parcel Service, Inc. Class B	24,370	2,665,103

		4,284,004

		29,247,177

Technology — 8.4%
Computers — 0.5%
Lenovo Group Ltd.	1,860,000	1,241,965

Semiconductors — 4.0%
Intel Corp.	75,070	2,833,892
NVIDIA Corp.	8,950	613,254
QUALCOMM, Inc.	51,510	3,528,435
Samsung Electronics Co., Ltd. (a)	5,120	3,686,982

		10,662,563

	Number of Shares	Value
Software — 3.9%
Microsoft Corp.	99,650	$5,739,840
Oracle Corp.	114,220	4,486,562

		10,226,402

		22,130,930

Utilities — 4.9%
Electric — 4.6%
CMS Energy Corp.	38,850	1,632,089
Dominion Resources, Inc.	37,400	2,777,698
DTE Energy Co.	5,020	470,223
Exelon Corp.	53,220	1,771,694
NextEra Energy, Inc.	28,010	3,426,183
Public Service Enterprise Group, Inc.	52,290	2,189,382

		12,267,269

Water — 0.3%
American Water Works Co., Inc.	8,970	671,315

		12,938,584

TOTAL COMMON STOCK (Cost $213,694,107)		253,769,115

TOTAL EQUITIES (Cost $213,694,107)		253,769,115

TOTAL LONG-TERM INVESTMENTS (Cost $213,694,107)		253,769,115

	Principal Amount
SHORT-TERM INVESTMENTS — 3.9%
Repurchase Agreement — 3.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (b)	$10,241,655	10,241,655

TOTAL SHORT-TERM INVESTMENTS (Cost $10,241,655)		10,241,655

TOTAL INVESTMENTS — 99.9% (Cost $223,935,762) (c)		264,010,770

Other Assets/(Liabilities) — 0.1%		143,760

NET ASSETS — 100.0%		$264,154,530

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2016, these securities amounted to a value of $3,686,982 or 1.40% of net assets.
(b)	Maturity value of $10,241,664. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 11/30/19, and an aggregate market value, including accrued interest, of $10,447,369.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Australia — 3.1%
AMP Ltd.	564,300	$2,289,243
Orica Ltd.	250,442	2,921,760

		5,211,003

Cayman Islands — 3.4%
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	16,120	2,934,968
Melco Crown Entertainment Ltd. ADR (Cayman Islands)	176,400	2,841,804

		5,776,772

France — 12.9%
BNP Paribas	115,750	5,951,367
Bureau Veritas SA	116,300	2,494,677
Danone SA	21,775	1,615,103
Kering	14,730	2,968,239
LVMH Moet Hennessy Louis Vuitton SE	15,340	2,615,128
Pernod-Ricard SA	13,640	1,613,841
Safran SA	24,870	1,788,233
Valeo SA	47,210	2,753,090

		21,799,678

Germany — 7.8%
Allianz SE	37,780	5,607,789
Continental AG	9,190	1,932,155
Daimler AG	80,200	5,649,623

		13,189,567

Indonesia — 1.7%
Bank Mandiri Persero Tbk PT	3,372,000	2,906,384

Ireland — 2.8%
Experian PLC	74,100	1,484,653
Willis Towers Watson PLC	24,024	3,189,666

		4,674,319

Israel — 0.1%
Check Point Software Technologies Ltd. (a)	2,800	217,308

Italy — 6.3%
Exor SpA	65,800	2,666,847
Intesa Sanpaolo SpA	2,401,500	5,331,376
Prada SpA	834,800	2,682,472

		10,680,695

Japan — 13.4%
Daiwa Securities Group, Inc. (b)	698,000	3,930,639
Honda Motor Co. Ltd.	189,900	5,467,232
Komatsu Ltd. (b)	66,600	1,526,076
Nomura Holdings, Inc.	998,000	4,466,342

	Number of Shares	Value
Olympus Corp.	12,600	$439,563
Omron Corp.	72,500	2,605,102
Toyota Motor Corp.	70,100	4,065,361

		22,500,315

Mexico — 1.9%
Grupo Televisa SAB Sponsored ADR (Mexico)	125,800	3,231,802

Netherlands — 5.7%
Akzo Nobel NV	14,661	992,131
ASML Holding NV	11,770	1,290,688
CNH Industrial NV	671,200	4,804,389
Koninklijke Philips Electronics NV	85,315	2,525,870

		9,613,078

Republic of Korea — 1.6%
Samsung Electronics Co., Ltd.	1,890	2,754,575

Sweden — 4.1%
Atlas Copco AB Class B	35,900	980,196
Hennes & Mauritz AB Class B	108,500	3,058,793
SKF AB Class B	161,600	2,787,779

		6,826,768

Switzerland — 13.1%
Cie Financiere Richemont SA	61,650	3,753,727
Credit Suisse Group	654,523	8,563,034
Kuehne & Nagel International AG	12,660	1,835,501
LafargeHolcim Ltd.	78,470	4,235,772
Nestle SA	2,050	161,527
The Swatch Group AG (b)	12,635	3,570,286

		22,119,847

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	105,000	615,799

United Kingdom — 18.8%
Ashtead Group PLC	233,700	3,849,988
Diageo PLC	86,800	2,488,822
G4S PLC	665,100	1,963,793
Glencore PLC (a)	3,126,800	8,572,097
Lloyds Banking Group PLC	7,800,700	5,524,530
Meggitt PLC	251,838	1,472,347
Royal Bank of Scotland Group PLC (a)	1,002,700	2,328,459
Schroders PLC	78,300	2,736,130
Smiths Group PLC	93,400	1,772,324
Wolseley PLC	15,400	868,058
WPP PLC	7,300	171,818

		31,748,366

TOTAL COMMON STOCK (Cost $177,697,764)		163,866,276

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

TOTAL EQUITIES (Cost $177,697,764)		$163,866,276

MUTUAL FUNDS — 5.1%
United States — 5.1%
State Street Navigator Securities Lending Prime Portfolio (c)	8,601,317	8,601,317

TOTAL MUTUAL FUNDS (Cost $8,601,317)		8,601,317

TOTAL LONG-TERM INVESTMENTS (Cost $186,299,081)		172,467,593

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (d)	$3,663,954	3,663,954

TOTAL SHORT-TERM INVESTMENTS (Cost $3,663,954)		3,663,954

TOTAL INVESTMENTS — 104.4% (Cost $189,963,035) (e)		176,131,547

Other Assets/(Liabilities) — (4.4)%		(7,417,719)

NET ASSETS — 100.0%		$168,713,828

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2016, was $8,185,963 or 4.85% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,663,957. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $3,740,723.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 6.3%
Chemicals — 4.1%
Axalta Coating Systems Ltd. (a)	79,890	$2,258,490
PPG Industries, Inc.	20,310	2,099,242
The Sherwin-Williams Co.	11,780	3,259,055

		7,616,787

Mining — 2.2%
Vulcan Materials Co.	36,110	4,106,790

		11,723,577

Communications — 22.5%
Internet — 17.4%
Alphabet, Inc. Class A (a)	13,130	10,557,308
Amazon.com, Inc. (a)	9,190	7,694,879
Facebook, Inc. Class A (a)	66,960	8,588,959
Netflix, Inc. (a)	25,200	2,483,460
The Priceline Group, Inc. (a)	2,100	3,090,129

		32,414,735

Media — 3.3%
CBS Corp. Class B	52,670	2,883,156
Comcast Corp. Class A	48,000	3,184,320

		6,067,476

Telecommunications — 1.8%
Palo Alto Networks, Inc. (a)	20,580	3,279,011

		41,761,222

Consumer, Cyclical — 17.2%
Airlines — 1.9%
Delta Air Lines, Inc.	91,190	3,589,238

Housewares — 1.5%
Newell Brands, Inc.	52,790	2,779,921

Retail — 12.1%
Coach, Inc.	45,390	1,659,458
Costco Wholesale Corp.	29,820	4,547,848
The Home Depot, Inc.	52,000	6,691,360
Nordstrom, Inc.	39,070	2,026,952
PVH Corp.	11,930	1,318,265
Starbucks Corp.	55,140	2,985,280
Ulta Salon Cosmetics & Fragrance, Inc. (a)	13,620	3,241,288

		22,470,451

Textiles — 1.7%
Mohawk Industries, Inc. (a)	15,490	3,103,267

		31,942,877

Consumer, Non-cyclical — 23.6%
Beverages — 2.5%
Constellation Brands, Inc. Class A	12,510	2,082,790

	Number of Shares	Value
Monster Beverage Corp. (a)	17,090	$2,508,983

		4,591,773

Biotechnology — 1.4%
Alexion Pharmaceuticals, Inc. (a)	21,010	2,574,565

Commercial Services — 4.4%
Total System Services, Inc.	35,030	1,651,665
Visa, Inc. Class A	78,070	6,456,389

		8,108,054

Cosmetics & Personal Care — 1.4%
The Estee Lauder Cos., Inc. Class A	28,450	2,519,532

Health Care – Products — 2.3%
Boston Scientific Corp. (a)	179,130	4,263,294

Health Care – Services — 3.0%
UnitedHealth Group, Inc.	39,570	5,539,800

Household Products — 1.7%
Spectrum Brands Holdings, Inc.	23,370	3,217,815

Pharmaceuticals — 6.9%
Allergan PLC (a)	20,760	4,781,236
Bristol-Myers Squibb Co.	57,540	3,102,557
Shire PLC Sponsored ADR (Ireland)	25,990	5,038,421

		12,922,214

		43,737,047

Energy — 1.3%
Oil & Gas — 1.3%
Cimarex Energy Co.	7,960	1,069,585
Continental Resources, Inc. (a)	27,250	1,415,910

		2,485,495

Financial — 8.1%
Banks — 1.4%
Signature Bank (a)	21,340	2,527,723

Diversified Financial — 6.7%
The Charles Schwab Corp.	29,700	937,629
CME Group, Inc.	21,590	2,256,587
The Goldman Sachs Group, Inc.	14,530	2,343,253
Intercontinental Exchange, Inc.	15,100	4,067,336
MasterCard, Inc. Class A	28,860	2,937,082

		12,541,887

		15,069,610

Industrial — 8.1%
Aerospace & Defense — 1.8%
Raytheon Co.	24,640	3,354,243

Electronics — 1.7%
Fortive Corp.	60,800	3,094,720

Machinery – Construction & Mining — 1.6%
Ingersoll-Rand PLC	45,060	3,061,377

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 1.0%
Pentair PLC	29,110	$1,870,026

Transportation — 2.0%
Union Pacific Corp.	38,160	3,721,745

		15,102,111

Technology — 11.5%
Semiconductors — 7.6%
Applied Materials, Inc.	141,800	4,275,270
Intel Corp.	94,420	3,564,355
NXP Semiconductor NV (a)	30,250	3,085,803
Skyworks Solutions, Inc.	41,700	3,175,038

		14,100,466

Software — 3.9%
Salesforce.com, Inc. (a)	62,190	4,436,013
Servicenow, Inc. (a)	35,530	2,812,199

		7,248,212

		21,348,678

TOTAL COMMON STOCK (Cost $153,115,528)		183,170,617

TOTAL EQUITIES (Cost $153,115,528)		183,170,617

TOTAL LONG-TERM INVESTMENTS (Cost $153,115,528)		183,170,617

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (b)	$3,011,572	3,011,572

TOTAL SHORT-TERM INVESTMENTS (Cost $3,011,572)		3,011,572

TOTAL INVESTMENTS — 100.2% (Cost $156,127,100) (c)		186,182,189

Other Assets/(Liabilities) — (0.2)%		(420,056)

NET ASSETS — 100.0%		$185,762,133

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,011,575. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $3,075,105.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.3%
Basic Materials — 2.5%
Chemicals — 2.0%
Air Products & Chemicals, Inc. (a)	1,880	$282,639
Albemarle Corp. (a)	1,136	97,117
CF Industries Holdings, Inc. (a)	2,266	55,177
The Dow Chemical Co. (a)	10,934	566,709
E.I. du Pont de Nemours & Co. (a)	8,509	569,848
Eastman Chemical Co. (a)	1,472	99,625
Ecolab, Inc. (a)	2,509	305,395
FMC Corp. (a)	1,405	67,918
International Flavors & Fragrances, Inc. (a)	803	114,805
LyondellBasell Industries NV Class A (a)	3,303	266,420
Monsanto Co. (a)	4,222	431,488
The Mosaic Co. (a)	3,453	84,460
PPG Industries, Inc. (a)	2,505	258,917
Praxair, Inc. (a)	2,756	333,008
The Sherwin-Williams Co. (a)	755	208,878

		3,742,404

Forest Products & Paper — 0.1%
International Paper Co. (a)	4,157	199,453

Iron & Steel — 0.1%
Nucor Corp. (a)	3,187	157,597

Mining — 0.3%
Alcoa, Inc. (a)	12,401	125,746
Freeport-McMoRan, Inc. (a)	12,606	136,901
Newmont Mining Corp. (a)	5,126	201,401
Vulcan Materials Co. (a)	1,260	143,300

		607,348

		4,706,802

Communications — 13.6%
Advertising — 0.3%
The Interpublic Group of Companies, Inc. (a)	4,024	89,936
Nielsen Holdings PLC (a)	3,466	185,674
Omnicom Group, Inc. (a)	2,267	192,695

		468,305

Internet — 7.0%
Akamai Technologies, Inc. (a) (b)	1,731	91,726
Alphabet, Inc. Class A (a) (b)	2,853	2,293,983
Alphabet, Inc. Class C (a) (b)	2,859	2,222,272
Amazon.com, Inc. (b)	3,752	3,141,587
eBay, Inc. (a) (b)	10,259	337,521
Equinix, Inc. (a)	668	240,647
Expedia, Inc. (a)	1,183	138,080
F5 Networks, Inc. (a) (b)	682	85,005

	Number of Shares	Value
Facebook, Inc. Class A (a) (b)	22,427	$2,876,711
Netflix, Inc. (a) (b)	4,119	405,927
The Priceline Group, Inc. (a) (b)	485	713,673
Symantec Corp. (a)	6,035	151,479
TripAdvisor, Inc. (a) (b)	1,100	69,498
VeriSign, Inc. (a) (b)	964	75,423
Yahoo!, Inc. (a) (b)	8,294	357,471

		13,201,003

Media — 2.7%
CBS Corp. Class B (a)	4,003	219,124
Charter Communications, Inc. Class A (a) (b)	2,095	565,587
Comcast Corp. Class A (a)	23,469	1,556,933
Discovery Communications, Inc. Series A (a) (b)	1,578	42,480
Discovery Communications, Inc. Series C (a) (b)	1,970	51,831
News Corp. Class A (a)	4,034	56,395
News Corp. Class B (a)	798	11,348
Scripps Networks Interactive Class A (a)	965	61,268
TEGNA, Inc. (a)	2,301	50,300
Time Warner, Inc. (a)	7,667	610,370
Twenty-First Century Fox, Inc. Class A (a)	10,401	251,912
Twenty-First Century Fox, Inc. Class B (a)	4,276	105,788
Viacom, Inc. Class B (a)	3,265	124,397
The Walt Disney Co. (a)	14,485	1,345,077

		5,052,810

Telecommunications — 3.6%
AT&T, Inc. (a)	59,675	2,423,402
CenturyLink, Inc. (a)	5,459	149,740
Cisco Systems, Inc. (a)	48,728	1,545,652
Corning, Inc. (a)	9,980	236,027
Frontier Communications Corp. (a)	11,503	47,853
Juniper Networks, Inc. (a)	3,405	81,924
Level 3 Communications, Inc. (a) (b)	2,726	126,432
Motorola Solutions, Inc. (a)	1,522	116,098
Verizon Communications, Inc. (a)	39,496	2,053,002

		6,780,130

		25,502,248

Consumer, Cyclical — 9.1%
Airlines — 0.4%
Alaska Air Group, Inc. (a)	1,199	78,966
American Airlines Group, Inc. (a)	5,172	189,347
Delta Air Lines, Inc. (a)	7,259	285,714
Southwest Airlines Co. (a)	6,387	248,391

		802,418

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.6%
Hanesbrands, Inc. (a)	3,827	$96,632
Michael Kors Holdings Ltd. (a) (b)	1,780	83,286
Nike, Inc. Class B (a)	12,906	679,501
Ralph Lauren Corp. (a)	558	56,436
Under Armour, Inc. Class A (a) (b)	1,900	73,492
Under Armour, Inc. Class C (a) (b)	1,787	60,508
VF Corp. (a)	3,054	171,176

		1,221,031

Auto Manufacturers — 0.6%
Ford Motor Co. (a)	37,981	458,431
General Motors Co. (a)	13,516	429,403
PACCAR, Inc. (a)	3,185	187,214

		1,075,048

Automotive & Parts — 0.2%
BorgWarner, Inc. (a)	2,152	75,707
Delphi Automotive PLC (a)	2,603	185,646
The Goodyear Tire & Rubber Co. (a)	2,615	84,465

		345,818

Distribution & Wholesale — 0.3%
Fastenal Co. (a)	2,889	120,702
Genuine Parts Co. (a)	1,418	142,438
LKQ Corp. (a) (b)	2,888	102,409
W.W. Grainger, Inc. (a)	527	118,491

		484,040

Home Builders — 0.1%
D.R. Horton, Inc. (a)	3,291	99,388
Lennar Corp. Class A (a)	1,839	77,864
PulteGroup, Inc. (a)	2,802	56,152

		233,404

Home Furnishing — 0.1%
Harman International Industries, Inc. (a)	731	61,733
Whirlpool Corp. (a)	766	124,215

		185,948

Housewares — 0.1%
Newell Brands, Inc. (a)	4,231	222,804

Leisure Time — 0.2%
Carnival Corp. (a)	4,213	205,679
Harley-Davidson, Inc. (a)	1,839	96,713
Royal Caribbean Cruises Ltd. (a)	1,692	126,815

		429,207

Lodging — 0.2%
Marriott International, Inc. Class A (a)	3,057	205,828
Wyndham Worldwide Corp. (a)	1,102	74,198
Wynn Resorts Ltd. (a)	808	78,715

		358,741

	Number of Shares	Value
Retail — 6.1%
Advance Auto Parts, Inc. (a)	736	$109,752
AutoNation, Inc. (a) (b)	768	37,409
AutoZone, Inc. (b)	278	213,599
Bed Bath & Beyond, Inc. (a)	1,548	66,734
Best Buy Co., Inc. (a)	2,827	107,935
CarMax, Inc. (a) (b)	1,932	103,072
Chipotle Mexican Grill, Inc. (a) (b)	288	121,968
Coach, Inc. (a)	2,752	100,613
Costco Wholesale Corp. (a)	4,237	646,185
CVS Health Corp. (a)	10,440	929,056
Darden Restaurants, Inc. (a)	1,189	72,909
Dollar General Corp. (a)	2,750	192,472
Dollar Tree, Inc. (a) (b)	2,275	179,566
Foot Locker, Inc. (a)	1,096	74,221
The Gap, Inc. (a)	2,368	52,664
The Home Depot, Inc. (a)	12,078	1,554,197
Kohl’s Corp. (a)	1,850	80,938
L Brands, Inc. (a)	2,409	170,485
Lowe’s Cos., Inc. (a)	8,559	618,045
Macy’s, Inc. (a)	3,091	114,522
McDonald’s Corp. (a)	8,514	982,175
Nordstrom, Inc. (a)	1,329	68,949
O’Reilly Automotive, Inc. (a) (b)	936	262,183
PVH Corp. (a)	805	88,953
Ross Stores, Inc. (a)	3,869	248,777
Signet Jewelers Ltd. (a)	785	58,506
Staples, Inc. (a)	6,307	53,925
Starbucks Corp. (a)	14,217	769,708
Target Corp. (a)	5,660	388,729
Tiffany & Co. (a)	1,086	78,876
The TJX Cos., Inc. (a)	6,395	478,218
Tractor Supply Co. (a)	1,328	89,441
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	596	141,836
Urban Outfitters, Inc. (a) (b)	887	30,619
Wal-Mart Stores, Inc. (a)	14,804	1,067,664
Walgreens Boots Alliance, Inc. (a)	8,348	673,016
Yum! Brands, Inc. (a)	3,884	352,706

		11,380,623

Textiles — 0.1%
Cintas Corp. (a)	864	97,286
Mohawk Industries, Inc. (a) (b)	629	126,014

		223,300

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. (a)	1,112	88,215
Mattel, Inc. (a)	3,387	102,558

		190,773

		17,153,155

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 23.7%
Agriculture — 1.8%
Altria Group, Inc. (a)	19,041	$1,203,962
Archer-Daniels-Midland Co. (a)	5,692	240,032
Philip Morris International, Inc. (a)	15,063	1,464,425
Reynolds American, Inc. (a)	7,969	375,738

		3,284,157

Beverages — 2.2%
Brown-Forman Corp. Class B (a)	2,008	95,260
The Coca-Cola Co. (a)	37,844	1,601,558
Constellation Brands, Inc. Class A (a)	1,675	278,871
Dr. Pepper Snapple Group, Inc. (a)	1,681	153,492
Molson Coors Brewing Co. Class B (a)	1,753	192,479
Monster Beverage Corp. (a) (b)	1,358	199,368
PepsiCo, Inc. (a)	14,068	1,530,176

		4,051,204

Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc. (b)	2,176	266,647
Amgen, Inc. (a)	7,290	1,216,045
Biogen, Inc. (a) (b)	2,129	666,441
Celgene Corp. (a) (b)	7,521	786,170
Gilead Sciences, Inc. (a)	12,912	1,021,598
Illumina, Inc. (a) (b)	1,373	249,419
Regeneron Pharmaceuticals, Inc. (a) (b)	759	305,133
Vertex Pharmaceuticals, Inc. (a) (b)	2,386	208,083

		4,719,536

Commercial Services — 2.3%
Alliance Data Systems Corp. (b)	588	126,144
Automatic Data Processing, Inc. (a)	4,422	390,020
Equifax, Inc. (a)	1,187	159,746
Global Payments, Inc. (a)	1,452	111,456
H&R Block, Inc. (a)	2,272	52,597
McKesson Corp. (a)	2,167	361,347
Moody’s Corp. (a)	1,541	166,859
Paychex, Inc. (a)	3,098	179,281
PayPal Holdings, Inc. (a) (b)	10,608	434,610
Quanta Services, Inc. (a) (b)	1,601	44,812
Robert Half International, Inc. (a)	1,357	51,376
S&P Global, Inc. (a)	2,503	316,780
Total System Services, Inc. (a)	1,680	79,212
United Rentals, Inc. (a) (b)	893	70,092
Verisk Analytics, Inc. (a) (b)	1,535	124,765
Visa, Inc. Class A (a)	18,492	1,529,288
The Western Union Co. (a)	4,952	103,101

		4,301,486

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co. (a)	8,725	646,871
Coty, Inc. Class A (a)	705	16,568
The Estee Lauder Cos., Inc. Class A (a)	2,120	187,747

	Number of Shares	Value
The Procter & Gamble Co. (a)	25,820	$2,317,345

		3,168,531

Foods — 1.8%
Campbell Soup Co. (a)	1,783	97,530
ConAgra Foods, Inc. (a)	4,207	198,192
General Mills, Inc. (a)	5,730	366,032
The Hershey Co. (a)	1,399	133,744
Hormel Foods Corp. (a)	2,723	103,283
The J.M. Smucker Co. (a)	1,143	154,922
Kellogg Co. (a)	2,337	181,047
The Kraft Heinz Co. (a)	5,780	517,368
The Kroger Co. (a)	9,089	269,762
McCormick & Co., Inc. (a)	1,169	116,807
Mondelez International, Inc. Class A (a)	14,971	657,227
Sysco Corp. (a)	5,081	249,020
Tyson Foods, Inc. Class A (a)	2,976	222,218
Whole Foods Market, Inc. (a)	3,180	90,153

		3,357,305

Health Care – Products — 3.8%
Baxter International, Inc. (a)	5,200	247,520
Becton, Dickinson & Co. (a)	2,033	365,391
Boston Scientific Corp. (a) (b)	12,905	307,139
C.R. Bard, Inc. (a)	744	166,864
The Cooper Cos., Inc. (a)	478	85,686
Edwards Lifesciences Corp. (a) (b)	2,054	247,630
Henry Schein, Inc. (a) (b)	823	134,133
Hologic, Inc. (a) (b)	2,466	95,755
Intuitive Surgical, Inc. (a) (b)	367	266,013
Johnson & Johnson (a)	26,681	3,151,827
Medtronic PLC (a)	13,671	1,181,174
St. Jude Medical, Inc. (a)	2,646	211,045
Stryker Corp. (a)	3,061	356,331
Varian Medical Systems, Inc. (a) (b)	957	95,250
Zimmer Biomet Holdings, Inc. (a)	1,859	241,707

		7,153,465

Health Care – Services — 2.2%
Aetna, Inc. (a)	3,368	388,836
Anthem, Inc. (a)	2,555	320,167
Centene Corp. (a) (b)	1,686	112,894
Cigna Corp. (a)	2,498	325,539
DaVita, Inc. (a) (b)	1,646	108,751
DENTSPLY SIRONA, Inc. (a)	2,363	140,433
HCA Holdings, Inc. (a) (b)	2,909	220,008
Humana, Inc. (a)	1,401	247,823
Laboratory Corporation of America Holdings (a) (b)	977	134,318
Quest Diagnostics, Inc. (a)	1,413	119,582
Thermo Fisher Scientific, Inc. (a)	3,834	609,836
UnitedHealth Group, Inc. (a)	9,242	1,293,880
Universal Health Services, Inc. Class B (a)	903	111,268

		4,133,335

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.4%
Avery Dennison Corp. (a)	947	$73,667
Church & Dwight Co., Inc. (a)	2,576	123,442
The Clorox Co. (a)	1,230	153,972
Kimberly-Clark Corp. (a)	3,487	439,850

		790,931

Pharmaceuticals — 5.0%
Abbott Laboratories (a)	14,318	605,508
AbbVie, Inc. (a)	15,685	989,253
Allergan PLC (a) (b)	3,841	884,621
AmerisourceBergen Corp. (a)	1,740	140,557
Bristol-Myers Squibb Co. (a)	16,205	873,774
Cardinal Health, Inc. (a)	3,153	244,988
Eli Lilly & Co. (a)	9,528	764,717
Endo International PLC (a) (b)	1,794	36,149
Express Scripts Holding Co. (a) (b)	6,122	431,785
Mallinckrodt PLC (a) (b)	1,090	76,060
Mead Johnson Nutrition Co. (a)	1,774	140,164
Merck & Co., Inc. (a)	26,864	1,676,582
Mylan NV (a) (b)	4,181	159,380
Patterson Cos., Inc. (a)	852	39,141
Perrigo Co. PLC (a)	1,443	133,232
Pfizer, Inc. (a)	58,842	1,992,979
Zoetis, Inc. (a)	4,234	220,210

		9,409,100

		44,369,050

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp. (a)	3,289	62,623

Energy — 7.0%
Energy – Alternate Sources — 0.0%
First Solar, Inc. (a) (b)	794	31,355

Oil & Gas — 5.5%
Anadarko Petroleum Corp. (a)	4,976	315,279
Apache Corp. (a)	3,520	224,822
Cabot Oil & Gas Corp. (a)	4,538	117,080
Chesapeake Energy Corp. (a) (b)	5,541	34,742
Chevron Corp. (a)	18,300	1,883,436
Cimarex Energy Co. (a)	958	128,727
Concho Resources, Inc. (a) (b)	1,308	179,654
ConocoPhillips (a)	11,975	520,553
Devon Energy Corp. (a)	5,159	227,564
EOG Resources, Inc. (a)	5,325	514,981
EQT Corp. (a)	1,682	122,147
Exxon Mobil Corp. (a)	40,233	3,511,536
Helmerich & Payne, Inc. (a)	1,072	72,146
Hess Corp. (a)	2,515	134,854
Marathon Oil Corp. (a)	8,143	128,741
Marathon Petroleum Corp. (a)	5,160	209,444
Murphy Oil Corp. (a)	1,605	48,792

	Number of Shares	Value
Newfield Exploration Co. (a) (b)	1,932	$83,965
Noble Energy, Inc. (a)	4,313	154,147
Occidental Petroleum Corp. (a)	7,460	543,983
Phillips 66 (a)	4,469	359,978
Pioneer Natural Resources Co. (a)	1,593	295,740
Range Resources Corp. (a)	1,772	68,665
Southwestern Energy Co. (a) (b)	4,140	57,298
Tesoro Corp. (a)	1,186	94,358
Valero Energy Corp. (a)	4,419	234,207

		10,266,839

Oil & Gas Services — 1.0%
Baker Hughes, Inc. (a)	4,216	212,781
FMC Technologies, Inc. (a) (b)	2,355	69,873
Halliburton Co. (a)	8,232	369,452
National Oilwell Varco, Inc. (a)	3,542	130,133
Schlumberger Ltd. (a)	13,484	1,060,382
Transocean Ltd. (a)	3,645	38,856

		1,881,477

Pipelines — 0.5%
Kinder Morgan, Inc. (a)	17,571	406,417
ONEOK, Inc. (a)	2,047	105,195
Spectra Energy Corp. (a)	6,837	292,282
The Williams Cos., Inc. (a)	6,526	200,544

		1,004,438

		13,184,109

Financial — 15.6%
Banks — 3.9%
Bank of America Corp. (a)	99,990	1,564,843
The Bank of New York Mellon Corp. (a)	10,363	413,276
BB&T Corp. (a)	7,797	294,103
Capital One Financial Corp. (a)	4,884	350,818
Citizens Financial Group, Inc. (a)	5,226	129,134
Comerica, Inc. (a)	1,762	83,378
Fifth Third Bancorp (a)	7,723	158,013
Huntington Bancshares, Inc. (a)	8,189	80,744
KeyCorp (a)	8,539	103,920
M&T Bank Corp. (a)	1,459	169,390
Northern Trust Corp. (a)	2,156	146,586
The PNC Financial Services Group, Inc. (a)	4,900	441,441
Regions Financial Corp. (a)	12,752	125,862
State Street Corp. (a)	3,847	267,867
SunTrust Banks, Inc. (a)	4,637	203,101
U.S. Bancorp (a)	15,873	680,793
Wells Fargo & Co. (a)	45,023	1,993,618
Zions Bancorp (a)	2,004	62,164

		7,269,051

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 4.8%
Affiliated Managers Group, Inc. (b)	537	$77,704
American Express Co. (a)	7,846	502,458
Ameriprise Financial, Inc. (a)	1,657	165,319
BlackRock, Inc. (a)	1,232	446,551
The Charles Schwab Corp. (a)	11,406	360,087
Citigroup, Inc. (a)	28,608	1,351,156
CME Group, Inc. (a)	3,312	346,170
Discover Financial Services (a)	3,990	225,635
E*TRADE Financial Corp. (a) (b)	2,729	79,468
Franklin Resources, Inc. (a)	3,506	124,708
The Goldman Sachs Group, Inc. (a)	3,779	609,439
Intercontinental Exchange, Inc. (a)	1,160	312,458
Invesco Ltd. (a)	4,116	128,707
JP Morgan Chase & Co. (a)	35,600	2,370,604
Legg Mason, Inc. (a)	1,122	37,565
MasterCard, Inc. Class A (a)	9,421	958,775
Morgan Stanley (a)	14,555	466,633
Nasdaq, Inc. (a)	1,118	75,510
Navient Corp. (a)	3,249	47,013
Synchrony Financial (a)	8,006	224,168
T. Rowe Price Group, Inc. (a)	2,465	163,923

		9,074,051

Insurance — 4.0%
Aflac, Inc. (a)	4,028	289,492
The Allstate Corp. (a)	3,633	251,331
American International Group, Inc. (a)	10,911	647,459
Aon PLC (a)	2,580	290,224
Arthur J. Gallagher & Co. (a)	1,761	89,582
Assurant, Inc. (a)	625	57,656
Berkshire Hathaway, Inc. Class B (b)	18,205	2,630,076
Chubb Ltd. (a)	4,519	567,812
Cincinnati Financial Corp. (a)	1,492	112,527
The Hartford Financial Services Group, Inc. (a)	3,786	162,117
Lincoln National Corp. (a)	2,370	111,343
Loews Corp. (a)	2,645	108,842
Marsh & McLennan Cos., Inc. (a)	5,094	342,571
MetLife, Inc. (a)	10,607	471,269
Principal Financial Group, Inc. (a)	2,683	138,201
The Progressive Corp. (a)	5,307	167,171
Prudential Financial, Inc. (a)	4,206	343,420
Torchmark Corp. (a)	1,117	71,365
The Travelers Cos., Inc. (a)	2,854	326,926
Unum Group (a)	2,348	82,908
Willis Towers Watson PLC (a)	1,320	175,256
XL Group Ltd. (a)	2,849	95,812

		7,533,360

Real Estate — 0.1%
CBRE Group, Inc. Class A (a) (b)	2,901	81,170

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 2.8%
American Tower Corp. (a)	4,118	$466,693
Apartment Investment & Management Co. Class A (a)	1,562	71,711
AvalonBay Communities, Inc. (a)	1,281	227,813
Boston Properties, Inc. (a)	1,424	194,077
Crown Castle International Corp. (a)	3,276	308,632
Digital Realty Trust, Inc. (a)	1,491	144,806
Equity Residential (a)	3,432	220,781
Essex Property Trust, Inc. (a)	655	145,869
Extra Space Storage, Inc. (a)	1,251	99,342
Federal Realty Investment Trust (a)	618	95,129
General Growth Properties, Inc. (a)	5,893	162,647
HCP, Inc. (a)	4,461	169,295
Host Hotels & Resorts, Inc. (a)	7,536	117,336
Iron Mountain, Inc. (a)	2,212	83,016
Kimco Realty Corp. (a)	4,163	120,519
The Macerich Co. (a)	1,271	102,786
Prologis, Inc. (a)	5,091	272,572
Public Storage (a)	1,439	321,098
Realty Income Corp. (a)	2,520	168,664
Simon Property Group, Inc. (a)	3,028	626,826
SL Green Realty Corp. (a)	999	107,992
UDR, Inc. (a)	2,618	94,222
Ventas, Inc. (a)	3,288	232,231
Vornado Realty Trust (a)	1,783	180,457
Welltower, Inc. (a)	3,359	251,152
Weyerhaeuser Co. (a)	6,948	221,919

		5,207,585

Savings & Loans — 0.0%
People’s United Financial, Inc. (a)	2,075	32,826

		29,198,043

Industrial — 9.8%
Aerospace & Defense — 2.0%
The Boeing Co. (a)	5,800	764,092
General Dynamics Corp. (a)	2,786	432,276
Harris Corp. (a)	1,245	114,055
L-3 Communications Holdings, Inc. (a)	780	117,569
Lockheed Martin Corp. (a)	2,561	613,923
Northrop Grumman Corp. (a)	1,752	374,840
Raytheon Co. (a)	2,852	388,243
Rockwell Collins, Inc. (a)	1,307	110,232
TransDigm Group, Inc. (a) (b)	502	145,138
United Technologies Corp. (a)	7,550	767,080

		3,827,448

Airlines — 0.1%
United Continental Holdings, Inc. (a) (b)	3,199	167,852

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 0.2%
Fortune Brands Home & Security, Inc. (a)	1,512	$87,847
Martin Marietta Materials, Inc. (a)	643	115,168
Masco Corp. (a)	3,376	115,831

		318,846

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc. (a)	449	118,806
AMETEK, Inc. (a)	2,354	112,474
Emerson Electric Co. (a)	6,112	333,165

		564,445

Electronics — 0.9%
Agilent Technologies, Inc. (a)	3,271	154,031
Allegion PLC (a)	987	68,014
Amphenol Corp. Class A (a)	2,954	191,774
FLIR Systems, Inc. (a)	1,332	41,851
Fortive Corp. (a)	3,051	155,296
Garmin Ltd. (a)	1,157	55,663
Johnson Controls International PLC (a)	9,137	425,145
Mettler-Toledo International, Inc. (a) (b)	259	108,736
PerkinElmer, Inc. (a)	1,090	61,160
TE Connectivity Ltd. (a)	3,447	221,918
Waters Corp. (a) (b)	808	128,060

		1,611,648

Engineering & Construction — 0.1%
Fluor Corp. (a)	1,351	69,333
Jacobs Engineering Group, Inc. (a) (b)	1,173	60,668

		130,001

Environmental Controls — 0.2%
Republic Services, Inc. (a)	2,394	120,777
Stericycle, Inc. (a) (b)	712	57,060
Waste Management, Inc. (a)	3,920	249,939

		427,776

Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	580	88,137
Stanley Black & Decker, Inc. (a)	1,501	184,593

		272,730

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc. (a)	5,638	500,485
Ingersoll-Rand PLC (a)	2,331	158,368

		658,853

Machinery – Diversified — 0.5%
Cummins, Inc. (a)	1,517	194,404
Deere & Co. (a)	2,979	254,258
Flowserve Corp. (a)	1,348	65,027
Rockwell Automation, Inc. (a)	1,168	142,893
Roper Technologies, Inc. (a)	920	167,872

	Number of Shares	Value
Xylem, Inc. (a)	1,471	$77,154

		901,608

Manufacturing — 3.3%
3M Co. (a)	5,983	1,054,384
Danaher Corp. (a)	5,808	455,289
Dover Corp. (a)	1,530	112,669
Eaton Corp. PLC (a)	4,458	292,935
General Electric Co. (a)	89,343	2,646,340
Honeywell International, Inc. (a)	7,398	862,533
Illinois Tool Works, Inc. (a)	3,087	369,946
Leggett & Platt, Inc. (a)	1,037	47,266
Parker Hannifin Corp. (a)	1,189	149,255
Pentair PLC (a)	1,820	116,917
Textron, Inc. (a)	2,698	107,246

		6,214,780

Packaging & Containers — 0.2%
Ball Corp. (a)	1,451	118,909
Owens-Illinois, Inc. (a) (b)	1,754	32,256
Sealed Air Corp. (a)	1,936	88,708
WestRock Co. (a)	2,488	120,618

		360,491

Transportation — 1.5%
C.H. Robinson Worldwide, Inc. (a)	1,439	101,392
CSX Corp. (a)	9,276	282,918
Expeditors International of Washington, Inc. (a)	1,814	93,457
FedEx Corp. (a)	2,393	418,009
J.B. Hunt Transport Services, Inc. (a)	886	71,890
Kansas City Southern (a)	1,091	101,812
Norfolk Southern Corp. (a)	2,866	278,174
Ryder System, Inc. (a)	511	33,701
Union Pacific Corp. (a)	8,110	790,968
United Parcel Service, Inc. Class B (a)	6,686	731,181

		2,903,502

		18,359,980

Technology — 12.8%
Computers — 5.1%
Accenture PLC Class A (a)	6,095	744,626
Apple, Inc. (a)	53,115	6,004,651
Cognizant Technology Solutions Corp. Class A (a) (b)	5,766	275,096
CSRA, Inc. (a)	1,430	38,467
Hewlett Packard Enterprise Co. (a)	16,114	366,594
HP, Inc. (a)	16,528	256,680
International Business Machines Corp. (a)	8,559	1,359,597
NetApp, Inc. (a)	2,870	102,803
Seagate Technology PLC (a)	2,933	113,067

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Teradata Corp. (a) (b)	1,361	$42,191
Western Digital Corp. (a)	2,769	161,903

		9,465,675

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. (a)	1,997	36,265
Xerox Corp. (a)	9,461	95,840

		132,105

Semiconductors — 3.1%
Analog Devices, Inc. (a)	2,793	180,009
Applied Materials, Inc. (a)	10,273	309,731
Broadcom Ltd. (a)	3,616	623,832
Intel Corp. (a)	45,799	1,728,912
KLA-Tencor Corp. (a)	1,542	107,493
Lam Research Corp. (a)	1,612	152,673
Linear Technology Corp. (a)	2,258	133,877
Microchip Technology, Inc. (a)	2,033	126,331
Micron Technology, Inc. (a) (b)	10,292	182,992
NVIDIA Corp. (a)	4,924	337,392
Qorvo, Inc. (a) (b)	1,280	71,347
QUALCOMM, Inc. (a)	14,243	975,645
Skyworks Solutions, Inc. (a)	1,912	145,580
Texas Instruments, Inc. (a)	9,807	688,255
Xilinx, Inc. (a)	2,390	129,873

		5,893,942

Software — 4.5%
Activision Blizzard, Inc. (a)	4,899	217,026
Adobe Systems, Inc. (a) (b)	4,841	525,442
Autodesk, Inc. (b)	2,257	163,249
CA, Inc. (a)	2,950	97,586
Cerner Corp. (a) (b)	2,921	180,372
Citrix Systems, Inc. (a) (b)	1,535	130,813
The Dun & Bradstreet Corp. (a)	369	50,413
Electronic Arts, Inc. (a) (b)	2,921	249,453
Fidelity National Information Services, Inc. (a)	2,560	197,197
Fiserv, Inc. (a) (b)	2,155	214,358
Intuit, Inc. (a)	2,480	272,825
Microsoft Corp. (a)	76,224	4,390,502
Oracle Corp. (a)	30,160	1,184,685
Red Hat, Inc. (a) (b)	1,705	137,815
Salesforce.com, Inc. (a) (b)	6,180	440,819

		8,452,555

		23,944,277

Utilities — 3.2%
Electric — 2.9%
The AES Corp. (a)	6,577	84,514
Alliant Energy Corp. (a)	1,863	71,372
Ameren Corp. (a)	2,456	120,786
American Electric Power Co., Inc. (a)	4,814	309,107
CenterPoint Energy, Inc. (a)	4,327	100,516

	Number of Shares	Value
CMS Energy Corp. (a)	2,827	$118,762
Consolidated Edison, Inc. (a)	2,996	225,599
Dominion Resources, Inc. (a)	5,978	443,986
DTE Energy Co. (a)	1,799	168,512
Duke Energy Corp. (a)	6,713	537,309
Edison International (a)	3,069	221,735
Entergy Corp. (a)	1,775	136,196
Eversource Energy (a)	2,879	155,984
Exelon Corp. (a)	8,964	298,412
FirstEnergy Corp. (a)	4,233	140,028
NextEra Energy, Inc. (a)	4,526	553,620
NRG Energy, Inc. (a)	3,280	36,769
PG&E Corp. (a)	4,812	294,350
Pinnacle West Capital Corp. (a)	1,123	85,337
PPL Corp. (a)	6,559	226,745
Public Service Enterprise Group, Inc. (a)	4,720	197,626
SCANA Corp. (a)	1,440	104,213
The Southern Co. (a)	9,127	468,215
WEC Energy Group, Inc. (a)	2,914	174,490
Xcel Energy, Inc. (a)	4,739	194,962

		5,469,145

Gas — 0.2%
NiSource, Inc. (a)	3,193	76,983
Sempra Energy (a)	2,306	247,180

		324,163

Water — 0.1%
American Water Works Co., Inc. (a)	1,777	132,991

		5,926,299

TOTAL COMMON STOCK (Cost $157,229,665)		182,406,586

TOTAL EQUITIES (Cost $157,229,665)		182,406,586

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (a) (c) 5.000% 8/01/49	$359,000	-

TOTAL CORPORATE DEBT (Cost $0)		-

TOTAL BONDS & NOTES (Cost $0)		-

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Units	Value
PURCHASED OPTIONS — 0.3%
Financial — 0.3%
Diversified Financial — 0.3%
S&P 500 Index, Put, Expires 10/21/16, Strike 1,975.00	90	$11,250
S&P 500 Index, Put, Expires 10/21/16, Strike 2,000.00	122	21,350
S&P 500 Index, Put, Expires 10/21/16, Strike 2,025.00	142	28,400
S&P 500 Index, Put, Expires 11/18/16, Strike 1,925.00	81	40,095
S&P 500 Index, Put, Expires 11/18/16, Strike 1,975.00	212	162,180
S&P 500 Index, Put, Expires 11/18/16, Strike 2,000.00	91	79,170
S&P 500 Index, Put, Expires 12/16/16, Strike 1,925.00	100	111,000

		453,445

TOTAL PURCHASED OPTIONS (Cost $1,130,305)		453,445

TOTAL LONG-TERM INVESTMENTS (Cost $158,359,970)		182,860,031

	Principal Amount

SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (d)	$3,944,033	3,944,033

Time Deposit — 0.0%
Euro Time Deposit 0.010% 10/03/16	1,313	1,313

TOTAL SHORT-TERM INVESTMENTS (Cost $3,945,346)		3,945,346

TOTAL INVESTMENTS — 99.7% (Cost $162,305,316) (e)		186,805,377

Other Assets/(Liabilities) — 0.3%		592,777

NET ASSETS — 100.0%		$187,398,154

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities are pledged as collateral for written options. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2016, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Maturity value of $3,944,036. Collateralized by U.S. Government Agency obligations with rates ranging from 1.500% – 3.125%, maturity dates ranging from 5/15/19 – 11/30/19, and an aggregate market value, including accrued interest, of $4,027,699.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.2%

COMMON STOCK — 93.7%
Basic Materials — 3.3%
Chemicals — 2.7%
Air Products & Chemicals, Inc.	29,000	$4,359,860
Ashland Global Holdings, Inc.	23,000	2,666,850
RPM International, Inc.	68,000	3,652,960
Valvoline, Inc. (a) (b)	39,000	916,110

		11,595,780

Mining — 0.6%
Franco-Nevada Corp.	38,000	2,655,060

		14,250,840

Communications — 4.4%
Internet — 2.1%
Dropbox, Inc. (c)	9,011	101,194
Match Group, Inc. (a) (b)	46,000	818,339
TripAdvisor, Inc. (a)	27,000	1,705,860
VeriSign, Inc. (a) (b)	63,970	5,005,013
Zillow Group, Inc. Class A (a) (b)	18,000	620,100
Zillow Group, Inc. Class C (a) (b)	25,000	866,250

		9,116,756

Media — 0.4%
FactSet Research Systems, Inc.	10,000	1,621,000

Telecommunications — 1.9%
DigitalGlobe, Inc. (a)	96,000	2,640,000
Palo Alto Networks, Inc. (a)	5,000	796,650
T-Mobile US, Inc. (a)	103,000	4,812,160

		8,248,810

		18,986,566

Consumer, Cyclical — 15.7%
Apparel — 1.2%
Carter’s, Inc.	21,000	1,820,910
Hanesbrands, Inc.	135,000	3,408,750

		5,229,660

Auto Manufacturers — 0.6%
Ferrari NV	27,000	1,400,490
Tesla Motors, Inc. (a) (b)	6,000	1,224,180

		2,624,670

Automotive & Parts — 0.6%
BorgWarner, Inc.	29,000	1,020,220
WABCO Holdings, Inc. (a)	13,000	1,475,890

		2,496,110

Home Furnishing — 0.9%
Harman International Industries, Inc.	47,000	3,969,150

Leisure Time — 2.0%
Norwegian Cruise Line Holdings Ltd. (a)	156,000	5,881,200

	Number of Shares	Value
Royal Caribbean Cruises Ltd.	36,000	$2,698,200

		8,579,400

Lodging — 2.1%
Choice Hotels International, Inc.	33,607	1,515,004
Marriott International, Inc. Class A	78,000	5,251,740
MGM Resorts International (a)	88,000	2,290,640

		9,057,384

Retail — 8.3%
AutoZone, Inc. (a)	9,000	6,915,060
Burlington Stores, Inc. (a)	16,000	1,296,320
CarMax, Inc. (a) (b)	89,000	4,748,150
Coach, Inc.	94,000	3,436,640
Dick’s Sporting Goods, Inc.	29,000	1,644,880
Dollar General Corp.	72,000	5,039,280
L Brands, Inc.	39,000	2,760,030
The Michaels Cos., Inc. (a)	130,000	3,142,100
O’Reilly Automotive, Inc. (a)	17,000	4,761,870
PVH Corp.	15,000	1,657,500

		35,401,830

		67,358,204

Consumer, Non-cyclical — 27.1%
Biotechnology — 2.4%
Alkermes PLC (a)	95,000	4,467,850
Illumina, Inc. (a)	10,000	1,816,600
Incyte Corp. (a)	22,000	2,074,380
Seattle Genetics, Inc. (a) (b)	4,000	216,040
Vertex Pharmaceuticals, Inc. (a)	21,000	1,831,410

		10,406,280

Commercial Services — 8.7%
Aramark	75,000	2,852,250
Equifax, Inc.	46,000	6,190,680
Gartner, Inc. (a)	23,000	2,034,350
Global Payments, Inc.	68,000	5,219,680
IHS Markit Ltd. (a)	151,000	5,670,050
KAR Auction Services, Inc.	71,000	3,064,360
Manpower, Inc.	25,000	1,806,500
TransUnion (a)	26,000	897,000
Vantiv, Inc. Class A (a)	80,000	4,501,600
Verisk Analytics, Inc. (a)	59,000	4,795,520
Wework Cos., Inc. Class A (c)	12,099	455,457

		37,487,447

Foods — 2.4%
Blue Buffalo Pet Products, Inc. (a)	52,000	1,235,520
Sprouts Farmers Market, Inc. (a)	99,000	2,044,350
TreeHouse Foods, Inc. (a)	34,000	2,964,460
The WhiteWave Foods Co. (a)	68,000	3,701,240
Whole Foods Market, Inc. (b)	9,000	255,150

		10,200,720

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 8.8%
Bruker Corp.	162,000	$3,669,300
The Cooper Cos., Inc.	31,000	5,557,060
Henry Schein, Inc. (a)	33,000	5,378,340
Hologic, Inc. (a)	175,000	6,795,250
IDEXX Laboratories, Inc. (a)	22,000	2,480,060
Intuitive Surgical, Inc. (a)	7,000	5,073,810
Teleflex, Inc.	42,000	7,058,100
West Pharmaceutical Services, Inc.	27,000	2,011,500

		38,023,420

Health Care – Services — 4.2%
Acadia Healthcare Co., Inc. (a)	43,000	2,130,650
Catalent, Inc. (a)	114,000	2,945,760
DENTSPLY SIRONA, Inc.	84,558	5,025,282
Envision Healthcare Holdings, Inc. (a)	95,000	2,115,650
MEDNAX, Inc. (a)	72,000	4,770,000
Universal Health Services, Inc. Class B	8,000	985,760

		17,973,102

Pharmaceuticals — 0.6%
Alnylam Pharmaceuticals, Inc. (a)	21,000	1,423,380
Neurocrine Biosciences, Inc. (a)	15,000	759,600
Patheon NV (a)	4,246	125,809

		2,308,789

		116,399,758

Energy — 1.9%
Oil & Gas — 1.9%
ARC Resources Ltd. (b)	52,000	940,554
Cimarex Energy Co.	7,000	940,590
Concho Resources, Inc. (a)	8,000	1,098,800
EQT Corp.	73,000	5,301,260

		8,281,204

Financial — 9.8%
Commercial Services — 0.8%
CoreLogic, Inc. (a)	84,000	3,294,480

Diversified Financial — 5.4%
CBOE Holdings, Inc.	69,000	4,474,650
E*TRADE Financial Corp. (a)	74,000	2,154,880
FNF Group	185,000	6,828,350
Intercontinental Exchange, Inc.	19,000	5,117,840
TD Ameritrade Holding Corp.	136,000	4,792,640

		23,368,360

Insurance — 3.0%
The Progressive Corp.	130,000	4,095,000
Willis Towers Watson PLC	68,000	9,028,360

		13,123,360

	Number of Shares	Value
Real Estate — 0.6%
Jones Lang LaSalle, Inc.	22,000	$2,503,380

		42,289,580

Industrial — 20.4%
Aerospace & Defense — 1.7%
Harris Corp.	51,000	4,672,110
Rockwell Collins, Inc.	34,000	2,867,560

		7,539,670

Building Materials — 0.7%
Martin Marietta Materials, Inc.	16,000	2,865,760

Electrical Components & Equipment — 1.6%
Acuity Brands, Inc.	15,000	3,969,000
AMETEK, Inc.	51,000	2,436,780
Mobileye NV (a) (b)	14,593	621,224

		7,027,004

Electronics — 5.1%
Agilent Technologies, Inc.	121,000	5,697,890
Allegion PLC	65,000	4,479,150
Fortive Corp.	22,000	1,119,800
Keysight Technologies, Inc. (a)	132,000	4,183,080
Mettler-Toledo International , Inc. (a)	4,000	1,679,320
Sensata Technologies Holding NV (a)	121,000	4,692,380

		21,851,620

Environmental Controls — 1.4%
Stericycle, Inc. (a)	17,000	1,362,380
Waste Connections, Inc.	60,000	4,482,000

		5,844,380

Machinery – Diversified — 4.6%
Cognex Corp.	27,000	1,427,220
IDEX Corp.	72,000	6,737,040
The Middleby Corp. (a)	15,000	1,854,300
Roper Technologies, Inc.	35,000	6,386,450
Xylem, Inc.	64,000	3,356,800

		19,761,810

Manufacturing — 2.0%
Colfax Corp. (a)	43,000	1,351,490
Textron, Inc.	188,000	7,473,000

		8,824,490

Packaging & Containers — 1.1%
Ball Corp.	59,000	4,835,050

Transportation — 2.2%
J.B. Hunt Transport Services, Inc.	38,000	3,083,320
Kansas City Southern	43,000	4,012,760
Old Dominion Freight Line, Inc. (a)	34,000	2,332,740

		9,428,820

		87,978,604

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 11.1%
Semiconductors — 3.0%
Microchip Technology, Inc.	110,000	$6,835,400
NXP Semiconductor NV (a)	40,000	4,080,400
Xilinx, Inc.	33,000	1,793,220

		12,709,020

Software — 8.1%
Atlassian Corp. PLC Class A (a)	71,000	2,127,870
Fidelity National Information Services, Inc.	29,000	2,233,870
Fiserv, Inc. (a)	89,000	8,852,830
Guidewire Software, Inc. (a)	7,034	421,899
IMS Health Holdings, Inc. (a)	82,000	2,569,880
MSCI, Inc.	49,000	4,113,060
NetSuite, Inc. (a)	19,000	2,103,110
Red Hat, Inc. (a)	64,000	5,173,120
Servicenow, Inc. (a)	19,000	1,503,850
SS&C Technologies Holdings, Inc	67,000	2,154,050
Tableau Software, Inc. Class A (a)	32,000	1,768,640
Veeva Systems, Inc. Class A (a)	50,000	2,064,000

		35,086,179

		47,795,199

TOTAL COMMON STOCK (Cost $286,300,227)		403,339,955

PREFERRED STOCK — 0.5%
Communications — 0.2%
Internet — 0.2%
Dropbox, Inc. Series A (a) (c)	11,190	125,664
Dropbox, Inc. Series A 1 (a) (c)	54,965	617,257
Living Social (a) (c)	158,890	-

		742,921

Consumer, Non-cyclical — 0.3%
Commercial Services — 0.3%
Wework, Inc. Series D 1 (a) (c)	22,197	835,588
Wework, Inc. Series D 2 (a) (c)	17,440	656,515

		1,492,103

TOTAL PREFERRED STOCK (Cost $2,156,533)		2,235,024

TOTAL EQUITIES (Cost $288,456,760)		405,574,979

MUTUAL FUNDS — 3.9%
Diversified Financial — 3.9%
State Street Navigator Securities Lending Prime Portfolio (d)	12,324,509	12,324,509
T. Rowe Price Government Reserve Investment Fund	4,501,312	4,501,312

		Value

TOTAL MUTUAL FUNDS (Cost $16,825,821)		$16,825,821

TOTAL LONG-TERM INVESTMENTS (Cost $305,282,581)		422,400,800

	Principal Amount
SHORT-TERM INVESTMENTS — 4.8%
Repurchase Agreement — 4.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (e)	$20,540,616	20,540,616

Time Deposit — 0.0%
Euro Time Deposit 0.010% 10/03/16	7,920	7,920

TOTAL SHORT-TERM INVESTMENTS (Cost $20,548,536)		20,548,536

TOTAL INVESTMENTS —102.9% (Cost $325,831,117) (f)		442,949,336

Other Assets/ (Liabilities) — (2.9)%		(12,597,037)

NET ASSETS — 100.0%		$430,352,299

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2016, was $12,028,388 or 2.80% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2016, these securities amounted to a value of $2,791,675 or 0.65% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $20,540,633. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 11/30/19, and an aggregate market value, including accrued interest, of $20,956,163.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.0%

COMMON STOCK — 96.0%
Basic Materials — 0.2%
Iron & Steel — 0.2%
Nucor Corp.	17,712	$875,858

Communications — 0.9%
Telecommunications — 0.9%
CenturyLink, Inc.	76,386	2,095,268
Level 3 Communications, Inc. (a)	44,193	2,049,671

		4,144,939

Consumer, Cyclical — 7.7%
Apparel — 0.6%
Ralph Lauren Corp.	25,383	2,567,237

Auto Manufacturers — 1.0%
Honda Motor Co. Ltd. Sponsored ADR (Japan)	118,367	3,423,174
Oshkosh Corp.	18,738	1,049,328

		4,472,502

Automotive & Parts — 0.6%
Delphi Automotive PLC	39,058	2,785,616

Home Builders — 1.1%
PulteGroup, Inc.	176,558	3,538,223
Thor Industries, Inc.	19,969	1,691,374

		5,229,597

Leisure Time — 1.3%
Carnival Corp.	72,788	3,553,510
Polaris Industries, Inc.	34,364	2,661,148

		6,214,658

Retail — 2.9%
Advance Auto Parts, Inc.	30,869	4,603,185
CST Brands, Inc.	107,193	5,154,911
Target Corp.	56,908	3,908,442

		13,666,538

Toys, Games & Hobbies — 0.2%
Mattel, Inc.	30,620	927,174

		35,863,322

Consumer, Non-cyclical — 13.9%
Commercial Services — 0.3%
IHS Markit Ltd. (a)	42,526	1,596,851

Foods — 5.6%
ConAgra Foods, Inc.	145,871	6,871,983
General Mills, Inc.	55,428	3,540,741
The J.M. Smucker Co.	26,145	3,543,693
Kellogg Co.	36,521	2,829,282
Mondelez International, Inc. Class A	115,977	5,091,390
Sysco Corp.	87,808	4,303,470

		26,180,559

	Number of Shares	Value
Health Care – Products — 3.7%
Baxter International, Inc.	81,225	$3,866,310
Becton, Dickinson & Co.	6,568	1,180,467
Boston Scientific Corp. (a)	46,015	1,095,157
STERIS PLC	42,209	3,085,478
Zimmer Biomet Holdings, Inc.	62,754	8,159,275

		17,386,687

Health Care – Services — 2.7%
LifePoint Health, Inc. (a)	135,352	8,016,899
Quest Diagnostics, Inc.	53,013	4,486,490

		12,503,389

Pharmaceuticals — 1.6%
Abbott Laboratories	84,572	3,576,550
Cardinal Health, Inc.	28,739	2,233,020
Mead Johnson Nutrition Co.	20,775	1,641,433

		7,451,003

		65,118,489

Energy — 13.5%
Oil & Gas — 9.8%
Anadarko Petroleum Corp.	97,043	6,148,645
Cimarex Energy Co.	16,641	2,236,051
Devon Energy Corp.	140,462	6,195,779
EQT Corp.	113,720	8,258,346
Imperial Oil Ltd.	347,863	10,881,739
Noble Energy, Inc.	177,500	6,343,850
Occidental Petroleum Corp.	80,833	5,894,342

		45,958,752

Oil & Gas Services — 3.5%
Baker Hughes, Inc.	94,421	4,765,428
FMC Technologies, Inc. (a)	33,990	1,008,483
Frank’s International NV	192,825	2,506,725
Halliburton Co.	107,478	4,823,613
National Oilwell Varco, Inc.	86,930	3,193,808

		16,298,057

Pipelines — 0.2%
Spectra Energy Partners LP	26,917	1,176,004

		63,432,813

Financial — 27.6%
Banks — 11.8%
Bank of Hawaii Corp.	46,090	3,347,056
BB&T Corp.	142,354	5,369,593
Comerica, Inc.	58,732	2,779,198
Commerce Bancshares, Inc.	96,694	4,763,146
M&T Bank Corp.	37,450	4,347,945
Northern Trust Corp.	209,643	14,253,628
The PNC Financial Services Group, Inc.	61,364	5,528,283
State Street Corp.	66,014	4,596,555

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SunTrust Banks, Inc.	61,718	$2,703,248
UMB Financial Corp.	53,728	3,194,130
Westamerica Bancorp.	86,963	4,424,677

		55,307,459

Diversified Financial — 2.3%
Ameriprise Financial, Inc.	35,250	3,516,892
Franklin Resources, Inc.	6,545	232,806
Invesco Ltd.	127,640	3,991,303
T. Rowe Price Group, Inc.	47,081	3,130,886

		10,871,887

Insurance — 6.9%
Aflac, Inc.	31,529	2,265,989
The Allstate Corp.	33,565	2,322,027
Brown & Brown, Inc.	97,599	3,680,458
Chubb Ltd.	50,993	6,407,271
MetLife, Inc.	72,745	3,232,060
ProAssurance Corp.	47,442	2,489,756
Reinsurance Group of America, Inc.	53,327	5,756,117
Torchmark Corp.	26,899	1,718,577
Unum Group	121,588	4,293,272

		32,165,527

Real Estate Investment Trusts (REITS) — 5.6%
Boston Properties, Inc.	17,130	2,334,648
Empire State Realty Trust, Inc. Class A	117,685	2,465,501
Host Hotels & Resorts, Inc.	139,639	2,174,179
MGM Growth Properties LLC Class A	118,294	3,083,925
Piedmont Office Realty Trust, Inc. Class A	212,070	4,616,764
Welltower, Inc.	49,413	3,694,610
Weyerhaeuser Co.	248,274	7,929,871

		26,299,498

Savings & Loans — 1.0%
Capitol Federal Financial, Inc.	321,096	4,517,821

		129,162,192

Industrial — 18.6%
Electrical Components & Equipment — 1.7%
Emerson Electric Co.	52,327	2,852,345
Hubbell, Inc.	46,718	5,033,397

		7,885,742

Electronics — 6.4%
Johnson Controls International PLC	285,072	13,264,400
Keysight Technologies, Inc. (a)	166,130	5,264,660
Koninklijke Philips Electronics NV	219,466	6,497,597
TE Connectivity Ltd.	73,980	4,762,833

		29,789,490

Environmental Controls — 1.8%
Clean Harbors, Inc. (a)	53,099	2,547,690

	Number of Shares	Value
Republic Services, Inc.	119,156	$6,011,420

		8,559,110

Machinery – Construction & Mining — 0.9%
Ingersoll-Rand PLC	64,298	4,368,406

Machinery – Diversified — 1.2%
Cummins, Inc.	26,037	3,336,641
Rockwell Automation, Inc.	19,664	2,405,694

		5,742,335

Manufacturing — 1.7%
ITT, Inc.	27,620	989,901
Parker Hannifin Corp.	23,772	2,984,099
Textron, Inc.	105,794	4,205,311

		8,179,311

Packaging & Containers — 2.4%
Bemis Co., Inc.	24,745	1,262,243
Sonoco Products Co.	63,011	3,328,871
WestRock Co.	136,546	6,619,750

		11,210,864

Transportation — 2.5%
CSX Corp.	210,010	6,405,305
Heartland Express, Inc.	271,368	5,123,428

		11,528,733

		87,263,991

Technology — 5.0%
Computers — 0.5%
NetApp, Inc.	67,467	2,416,668

Semiconductors — 4.5%
Applied Materials, Inc.	236,196	7,121,309
Lam Research Corp.	31,822	3,013,862
Maxim Integrated Products, Inc.	146,948	5,867,634
Teradyne, Inc.	241,954	5,221,367

		21,224,172

		23,640,840

Utilities — 8.6%
Electric — 7.1%
Ameren Corp.	70,633	3,473,731
Consolidated Edison, Inc.	41,927	3,157,103
Edison International	104,433	7,545,284
Eversource Energy	39,359	2,132,471
NorthWestern Corp.	54,425	3,131,070
PG&E Corp.	116,535	7,128,446
Xcel Energy, Inc.	164,104	6,751,239

		33,319,344

Gas — 1.5%
Atmos Energy Corp.	41,768	3,110,463
Spire, Inc.	61,472	3,918,225

		7,028,688

		40,348,032

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

TOTAL COMMON STOCK (Cost $404,107,800)		$449,850,476

TOTAL EQUITIES (Cost $404,107,800)		449,850,476

MUTUAL FUNDS — 2.4%
Diversified Financial — 2.4%
iShares Russell Mid-Cap Value ETF	147,463	11,320,735

TOTAL MUTUAL FUNDS (Cost $10,903,681)		11,320,735

TOTAL LONG-TERM INVESTMENTS (Cost $415,011,481)		461,171,211

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (b)	$5,272,785	5,272,785

TOTAL SHORT-TERM INVESTMENTS (Cost $5,272,785)		5,272,785

TOTAL INVESTMENTS — 99.6% (Cost $420,284,266) (c)		466,443,996

Other Assets/(Liabilities) — 0.4%		2,097,497

NET ASSETS — 100.0%		$468,541,493

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	Maturity value of $5,272,790. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 11/30/19, and an aggregate market value, including accrued interest, of $5,379,806.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Moderate Allocation Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 59.9%
MML Blue Chip Growth Fund, Initial Class (a)	8,439,770	$118,409,979
MML Equity Income Fund, Initial Class (a)	8,003,245	87,875,630
MML Focused Equity Fund, Class II (a)	5,308,071	63,696,850
MML Foreign Fund, Initial Class (a)	8,428,875	79,231,424
MML Fundamental Growth Fund, Class II (a)	6,820,680	77,687,544
MML Fundamental Value Fund, Class II (a)	7,417,015	103,393,190
MML Global Fund, Class I (a)	7,452,162	86,445,080
MML Income & Growth Fund, Initial Class (a)	7,530,484	82,157,581
MML International Equity Fund, Class II (a)	8,425,780	74,231,122
MML Large Cap Growth Fund, Initial Class (a)	6,469,269	69,997,491
MML Mid Cap Growth Fund, Initial Class (a)	5,477,518	78,273,725
MML Mid Cap Value Fund, Initial Class (a)	7,772,607	85,265,499
MML Small Cap Growth Equity Fund, Initial Class (a)	1,684,777	20,562,997
MML Small Company Value Fund, Class II (a)	2,634,045	39,721,397
MML Small/Mid Cap Value Fund, Initial Class (a)	2,007,504	24,130,193
MML Strategic Emerging Markets Fund, Class II (a)	4,463,757	40,843,380
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	333,201	24,903,444
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,706,044	59,626,222
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	18,012,496	181,025,584
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	16,797,761	36,955,074

		1,434,433,406

Fixed Income Funds — 40.2%
MML Dynamic Bond Fund, Class II (a)	20,134,415	206,377,758
MML High Yield Fund, Class II (a)	7,018,154	70,321,899

	Number of Shares	Value
MML Inflation-Protected and Income Fund, Initial Class (a)	7,168,747	$75,917,032
MML Managed Bond Fund, Initial Class (a)	27,031,423	344,889,628
MML Short-Duration Bond Fund, Class II (a)	8,712,900	85,822,069
MML Total Return Bond Fund, Class II (a)	17,027,584	179,641,008

		962,969,394

TOTAL MUTUAL FUNDS (Cost $2,468,831,801)		2,397,402,800

TOTAL LONG-TERM INVESTMENTS (Cost $2,468,831,801)		2,397,402,800

TOTAL INVESTMENTS — 100.1% (Cost $2,468,831,801) (b)		2,397,402,800

Other Assets/(Liabilities) — (0.1)%		(1,701,457)

NET ASSETS — 100.0%		$2,395,701,343

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 98.1%
Basic Materials — 2.3%
Chemicals — 2.3%
Methanex Corp.	28,832	$1,028,726
Minerals Technologies, Inc.	22,737	1,607,278
Platform Specialty Products Corp. (a) (b)	148,498	1,204,319
PolyOne Corp.	26,265	888,020

		4,728,343

Communications — 5.9%
Internet — 3.0%
Dropbox, Inc. (a) (c)	10,469	117,567
GoDaddy, Inc. Class A (a) (b)	41,754	1,441,766
Just Eat PLC (a)	110,419	767,121
Mimecast Ltd. (a)	10,700	204,691
Stamps.com, Inc. (a)	8,397	793,600
Wix.com Ltd. (a)	18,600	807,798
Zendesk, Inc. (a)	31,915	980,110
Zillow Group, Inc. Class C (a) (b)	29,382	1,018,086

		6,130,739

Media — 0.5%
The New York Times Co. Class A	75,281	899,608

Telecommunications — 2.4%
Arista Networks, Inc. (a)	8,105	689,573
Ciena Corp. (a)	47,576	1,037,157
Gigamon, Inc. (a)	22,261	1,219,903
ORBCOMM, Inc. (a)	85,341	874,745
Vonage Holdings Corp. (a)	169,756	1,122,087

		4,943,465

		11,973,812

Consumer, Cyclical — 12.3%
Apparel — 0.7%
G-III Apparel Group Ltd. (a)	16,074	468,557
Steven Madden Ltd. (a)	28,447	983,128

		1,451,685

Automotive & Parts — 0.6%
Tenneco, Inc. (a)	21,114	1,230,313

Distribution & Wholesale — 0.5%
WESCO International, Inc. (a)	14,556	895,049

Entertainment — 1.1%
Cinemark Holdings, Inc.	28,904	1,106,445
National CineMedia, Inc.	68,014	1,001,166

		2,107,611

Home Furnishing — 0.4%
La-Z-Boy, Inc.	35,023	860,165

	Number of Shares	Value
Leisure Time — 2.2%
ClubCorp Holdings, Inc.	112,931	$1,634,112
Fox Factory Holding Corp. (a)	36,948	848,695
Lindblad Expeditions Holdings, Inc. (a)	80,857	727,713
Planet Fitness, Inc. Class A (a)	63,315	1,270,732

		4,481,252

Retail — 6.8%
Bloomin’ Brands, Inc.	59,672	1,028,745
The Cheesecake Factory, Inc.	21,951	1,098,867
Chico’s FAS, Inc.	87,972	1,046,867
Dick’s Sporting Goods, Inc.	14,681	832,706
DSW, Inc. Class A	82,231	1,684,091
Five Below, Inc. (a) (b)	8,509	342,828
HSN, Inc.	8,718	346,976
Jack in the Box, Inc.	9,968	956,330
Kate Spade & Co. (a)	100,633	1,723,843
Nu Skin Enterprises, Inc. Class A	20,650	1,337,707
Panera Bread Co. Class A (a)	11,917	2,320,478
Papa John’s International, Inc.	6,201	488,949
Wingstop, Inc.	20,248	593,267

		13,801,654

		24,827,729

Consumer, Non-cyclical — 23.1%
Agriculture — 0.1%
MGP Ingredients, Inc. (b)	3,100	125,612

Biotechnology — 3.2%
Aduro Biotech, Inc. (a) (b)	33,400	415,162
Alder Biopharmaceuticals, Inc. (a) (b)	22,210	727,822
ARIAD Pharmaceuticals, Inc. (a)	59,041	808,271
Bluebird Bio, Inc. (a) (b)	12,802	867,719
Coherus Biosciences, Inc. (a)	14,860	397,951
Five Prime Therapeutics, Inc. (a)	20,870	1,095,466
Ironwood Pharmaceuticals, Inc. (a)	21,144	335,767
Novavax, Inc. (a) (b)	106,612	221,753
PTC Therapeutics, Inc. (a) (b)	35,665	499,667
Ultragenyx Pharmaceutical, Inc. (a) (b)	16,423	1,165,048

		6,534,626

Commercial Services — 4.9%
Cardtronics PLC Class A (a)	34,596	1,542,982
Convergys Corp.	27,277	829,766
CoStar Group, Inc. (a)	6,666	1,443,389
Monro Muffler Brake, Inc.	13,672	836,316
Paylocity Holding Corp. (a) (b)	31,907	1,418,585
WEX, Inc. (a)	19,394	2,096,298
WNS Holdings Ltd. Sponsored ADR (India) (a)	57,932	1,735,063

		9,902,399

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods — 1.6%
Greencore Group PLC	393,816	$1,712,541
Post Holdings, Inc. (a)	7,398	570,903
Sanderson Farms, Inc. (b)	9,460	911,282

		3,194,726

Health Care – Products — 6.5%
Align Technology, Inc. (a)	17,751	1,664,156
Bio-Techne Corp.	7,660	838,770
Cepheid (a)	26,052	1,372,680
Dexcom, Inc. (a)	14,226	1,247,051
Globus Medical, Inc. Class A (a)	79,445	1,793,074
Haemonetics Corp. (a)	14,700	532,287
Inogen, Inc. (a)	14,820	887,718
Insulet Corp. (a)	92,867	3,801,975
Intersect ENT, Inc. (a)	30,278	479,604
MiMedx Group, Inc. (a) (b)	67,400	578,292

		13,195,607

Health Care – Services — 3.4%
Acadia Healthcare Co., Inc. (a)	33,844	1,676,970
Community Health Systems, Inc. (a) (b)	84,657	976,942
Kindred Healthcare, Inc.	98,063	1,002,204
LifePoint Health, Inc. (a)	21,290	1,261,006
Surgical Care Affiliates, Inc. (a)	19,601	955,745
WellCare Health Plans, Inc. (a)	9,034	1,057,791

		6,930,658

Pharmaceuticals — 3.4%
Aerie Pharmaceuticals, Inc. (a)	29,670	1,119,746
Galapagos NV (a) (b)	14,580	942,743
Global Blood Therapeutics, Inc. (a) (b)	19,851	457,566
MyoKardia, Inc. (a)	12,200	199,348
Nevro Corp. (a) (b)	11,270	1,176,475
Otonomy, Inc. (a) (b)	29,865	543,244
Patheon NV (a)	14,176	420,035
Portola Pharmaceuticals, Inc. (a)	16,237	368,742
TESARO, Inc. (a)	17,567	1,760,916

		6,988,815

		46,872,443

Diversified — 0.5%
Holding Company – Diversified — 0.5%
FCB Financial Holdings, Inc. Class A (a)	25,235	969,781

Energy — 5.1%
Energy – Alternate Sources — 1.9%
First Solar, Inc. (a) (b)	22,454	886,708
Headwaters, Inc. (a)	112,350	1,900,962
Pattern Energy Group, Inc. (b)	45,779	1,029,570

		3,817,240

	Number of Shares	Value
Oil & Gas — 2.7%
Callon Petroleum Co. (a)	67,833	$1,064,978
Patterson-UTI Energy, Inc.	54,737	1,224,467
QEP Resources, Inc.	47,345	924,648
Western Refining, Inc.	43,566	1,152,756
WPX Energy, Inc. (a)	87,638	1,155,945

		5,522,794

Oil & Gas Services — 0.5%
Forum Energy Technologies, Inc. (a)	53,488	1,062,272

		10,402,306

Financial — 17.6%
Banks — 3.7%
Ameris Bancorp	30,725	1,073,839
ConnectOne Bancorp, Inc.	42,129	760,850
Great Western Bancorp, Inc.	36,020	1,200,186
South State Corp.	14,703	1,103,313
Texas Capital Bancshares, Inc. (a)	19,432	1,067,205
United Community Banks, Inc.	53,072	1,115,574
Western Alliance Bancorp (a)	32,998	1,238,745

		7,559,712

Diversified Financial — 3.2%
Air Lease Corp.	15,100	431,558
Ellie Mae, Inc. (a)	4,649	489,540
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	117,181	2,738,520
MarketAxess Holdings, Inc.	5,471	905,943
WageWorks, Inc. (a)	12,766	777,577
WisdomTree Investments, Inc. (b)	111,243	1,144,690

		6,487,828

Insurance — 3.5%
Argo Group International Holdings Ltd.	18,284	1,031,583
Assurant, Inc.	9,363	863,737
Assured Guaranty Ltd.	43,749	1,214,035
eHealth, Inc. (a)	25,540	286,303
First American Financial Corp.	17,152	673,731
Horace Mann Educators Corp.	29,679	1,087,735
Kemper Corp.	2,000	78,640
MGIC Investment Corp. (a)	146,578	1,172,624
Stewart Information Services Corp.	14,252	633,501

		7,041,889

Real Estate — 2.1%
FirstService Corp.	14,962	698,426
Hilltop Holdings, Inc. (a)	37,623	845,013
Kennedy-Wilson Holdings, Inc.	119,288	2,689,944

		4,233,383

Real Estate Investment Trusts (REITS) — 4.0%
Coresite Realty Corp.	14,304	1,059,068
LaSalle Hotel Properties	29,631	707,292
Life Storage, Inc.	11,171	993,549
MFA Financial, Inc.	138,764	1,037,955

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Outfront Media, Inc.	46,500	$1,099,725
PS Business Parks, Inc.	10,791	1,225,534
Redwood Trust, Inc.	71,672	1,014,875
Rexford Industrial Realty, Inc.	48,110	1,101,238

		8,239,236

Savings & Loans — 1.1%
Sterling Bancorp	123,364	2,158,870

		35,720,918

Industrial — 15.0%
Aerospace & Defense — 2.7%
Astronics Corp. (a)	18,741	844,282
Curtiss-Wright Corp.	9,901	902,080
HEICO Corp. Class A	8,636	522,564
MACOM Technology Solutions Holdings, Inc. (a)	42,068	1,781,159
Teledyne Technologies, Inc. (a)	12,247	1,321,819

		5,371,904

Building Materials — 1.8%
Armstrong Flooring, Inc. (a)	32,763	618,565
Armstrong World Industries, Inc. (a)	22,586	933,254
Masonite International Corp. (a)	34,779	2,162,210

		3,714,029

Electrical Components & Equipment — 0.4%
Generac Holdings, Inc. (a)	8,847	321,146
SunPower Corp. (a) (b)	58,942	525,763

		846,909

Electronics — 0.7%
Coherent, Inc. (a)	2,870	317,250
Watts Water Technologies, Inc. Class A	17,060	1,106,170

		1,423,420

Environmental Controls — 0.7%
Clean Harbors, Inc. (a)	28,005	1,343,680

Machinery – Diversified — 2.0%
Altra Industrial Motion Corp.	39,469	1,143,417
Applied Industrial Technologies, Inc.	25,391	1,186,775
The Middleby Corp. (a)	13,955	1,725,117

		4,055,309

Manufacturing — 0.5%
John Bean Technologies Corp.	15,135	1,067,774

Metal Fabricate & Hardware — 1.1%
Advanced Drainage Systems, Inc.	91,724	2,206,880

Packaging & Containers — 0.5%
Graphic Packaging Holding Co.	69,715	975,313

Transportation — 3.9%
Genesee & Wyoming, Inc. Class A (a)	15,080	1,039,766
Kirby Corp. (a)	35,034	2,177,713
Knight Transportation, Inc.	69,949	2,006,837

	Number of Shares	Value
Swift Transportation Co. (a) (b)	121,314	$2,604,612

		7,828,928

Trucking & Leasing — 0.7%
Aircastle Ltd.	23,539	467,485
GATX Corp. (b)	22,326	994,623

		1,462,108

		30,296,254

Technology — 15.4%
Computers — 1.5%
Cadence Design Systems, Inc. (a)	42,091	1,074,583
MAXIMUS, Inc.	15,463	874,587
VeriFone Systems, Inc. (a)	40,316	634,574
Virtusa Corp. (a)	13,890	342,805

		2,926,549

Semiconductors — 3.0%
Cavium, Inc. (a)	18,886	1,099,165
Entegris, Inc. (a)	109,578	1,908,849
Integrated Device Technology, Inc. (a)	16,100	371,910
Intersil Corp. Class A	52,000	1,140,360
Mellanox Technologies Ltd. (a)	4,843	209,460
MKS Instruments, Inc.	17,320	861,324
Monolithic Power Systems, Inc.	6,895	555,047

		6,146,115

Software — 10.9%
2U, Inc. (a)	14,835	568,032
Allscripts Healthcare Solutions, Inc. (a)	96,108	1,265,742
Aspen Technology, Inc. (a)	22,560	1,055,582
Atlassian Corp. PLC Class A (a)	33,012	989,370
BroadSoft, Inc. (a)	42,489	1,977,863
Callidus Software, Inc. (a)	46,160	847,036
CommVault Systems, Inc. (a)	12,676	673,476
Envestnet, Inc. (a)	24,861	906,183
EPAM Systems, Inc. (a)	12,891	893,475
Everbridge, Inc. (a)	7,700	129,822
Fair Isaac Corp.	14,094	1,755,972
Five9, Inc. (a)	35,800	561,344
Guidewire Software, Inc. (a)	16,991	1,019,120
HubSpot, Inc. (a)	41,148	2,370,948
InterXion Holding NV (a)	27,472	995,036
Nutanix, Inc. Class B (a) (c)	14,135	522,995
Proofpoint, Inc. (a) (b)	16,969	1,270,130
SS&C Technologies Holdings, Inc	43,814	1,408,620
Telogis (a) (c)	80,369	231,463
Tyler Technologies, Inc. (a)	3,800	650,674
The Ultimate Software Group, Inc. (a)	4,729	966,560
Veeva Systems, Inc. Class A (a)	24,532	1,012,681

		22,072,124

		31,144,788

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 0.9%
Electric — 0.4%
8Point3 Energy Partners LP	51,601	$743,054

Gas — 0.5%
South Jersey Industries, Inc.	33,390	986,676

		1,729,730

TOTAL COMMON STOCK (Cost $183,362,809)		198,666,104

PREFERRED STOCK — 0.9%
Communications — 0.4%
Internet — 0.4%
Draftkings Series D (a) (c)	14,868	59,026
Draftkings, Inc. Series D 1 (Acquired 8/11/2015, Cost $209,189) (a) (c)	28,744	150,044
The Honest Co. (a) (c)	4,027	150,650
Veracode, Inc. (a) (c)	10,688	283,766
Zuora, Inc. Series F (a) (c)	69,937	307,023

		950,509

Technology — 0.5%
Software — 0.5%
Cloudera, Inc. Series F (a) (c)	12,068	216,500
Docusign, Inc. Series B (a) (c)	456	8,851
Docusign, Inc. Series B 1 (a) (c)	136	2,640
Docusign, Inc. Series D (a) (c)	327	6,347
Docusign, Inc. Series E (a) (c)	7,083	137,481
Marklogic Corp. Series F (a) (c)	22,966	241,602
Telogis (a) (c)	109,450	433,422

		1,046,843

TOTAL PREFERRED STOCK (Cost $1,736,191)		1,997,352

TOTAL EQUITIES (Cost $185,099,000)		200,663,456

MUTUAL FUNDS — 12.4%
Diversified Financial — 12.4%
iShares Russell 2000 Index Fund (b)	22,257	2,764,542
State Street Navigator Securities Lending Prime Portfolio (d)	22,327,395	22,327,395

TOTAL MUTUAL FUNDS (Cost $25,060,165)		25,091,937

TOTAL LONG-TERM INVESTMENTS (Cost $210,159,165)		225,755,393

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (e)	1,430,023	$1,430,023

Time Deposit — 0.0%
Euro Time Deposit 0.010% 10/03/16	8,122	8,122

TOTAL SHORT-TERM INVESTMENTS (Cost $1,438,145)		1,438,145

TOTAL INVESTMENTS — 112.1% (Cost $211,597,310) (f)		227,193,538

Other Assets/ (Liabilities) — (12.1)%		(24,503,006)

NET ASSETS — 100.0%		$202,690,532

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2016, was $21,743,295 or 10.73% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2016, these securities amounted to a value of $2,869,377 or 1.42% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $1,430,024. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 11/30/19, and an aggregate market value, including accrued interest, of $1,463,963.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Basic Materials — 4.7%
Chemicals — 2.5%
American Vanguard Corp.	25,100	$403,106
Innospec, Inc.	8,683	528,013
KMG Chemicals, Inc.	18,300	518,439
Minerals Technologies, Inc.	15,700	1,109,833

		2,559,391

Forest Products & Paper — 1.0%
Clearwater Paper Corp. (a)	15,000	970,050

Iron & Steel — 1.2%
Carpenter Technology Corp.	19,200	792,192
Reliance Steel & Aluminum Co.	6,300	453,789

		1,245,981

		4,775,422

Communications — 3.0%
Internet — 1.0%
New Media Investment Group, Inc.	41,800	647,900
Rightside Group Ltd. (a)	10,740	97,734
Safeguard Scientifics, Inc. (a)	21,500	278,640

		1,024,274

Media — 0.9%
Cable One, Inc.	900	525,600
Scholastic Corp.	9,800	385,728

		911,328

Telecommunications — 1.1%
Harmonic, Inc. (a)	90,300	535,479
Ixia (a)	42,900	536,250

		1,071,729

		3,007,331

Consumer, Cyclical — 8.0%
Apparel — 0.8%
Crocs, Inc. (a)	22,600	187,580
Steven Madden Ltd. (a)	18,900	653,184

		840,764

Automotive & Parts — 0.9%
Dorman Products, Inc. (a)	13,800	881,820

Distribution & Wholesale — 1.9%
Beacon Roofing Supply, Inc. (a)	18,900	795,123
Pool Corp.	11,900	1,124,788

		1,919,911

Home Builders — 0.7%
Cavco Industries, Inc. (a)	6,600	653,730

	Number of Shares	Value
Home Furnishing — 0.5%
Ethan Allen Interiors, Inc.	17,100	$534,717

Leisure Time — 0.4%
Interval Leisure Group, Inc.	24,700	424,099

Retail — 2.3%
Fred’s, Inc. Class A	26,600	240,996
Genesco, Inc. (a)	5,500	299,530
Party City Holdco, Inc. (a) (b)	19,100	326,992
Pier 1 Imports, Inc. (b)	24,409	103,494
PriceSmart, Inc.	8,600	720,336
Red Robin Gourmet Burgers, Inc. (a)	7,600	341,544
Sportsman’s Warehouse Holdings, Inc. (a)	32,600	342,952

		2,375,844

Textiles — 0.5%
Culp, Inc.	17,700	526,929

		8,157,814

Consumer, Non-cyclical — 13.8%
Agriculture — 0.4%
Vector Group Ltd.	17,880	384,966

Commercial Services — 4.7%
Aaron’s, Inc.	31,000	788,020
American Public Education, Inc. (a)	17,700	350,637
Capella Education Co.	11,300	655,852
FTI Consulting, Inc. (a)	12,500	557,000
Green Dot Corp. Class A (a)	26,080	601,405
Hillenbrand, Inc.	11,330	358,481
McGrath RentCorp	22,299	707,101
Navigant Consulting, Inc. (a)	36,600	740,052

		4,758,548

Foods — 1.6%
Pinnacle Foods, Inc.	10,600	531,802
Post Holdings, Inc. (a)	6,900	532,473
SpartanNash Co.	20,500	592,860

		1,657,135

Health Care – Products — 4.5%
Atrion Corp.	2,400	1,023,840
Haemonetics Corp. (a)	21,100	764,031
Halyard Health, Inc. (a)	23,700	821,442
Quidel Corp. (a)	28,600	631,774
West Pharmaceutical Services, Inc.	17,300	1,288,850

		4,529,937

Health Care – Services — 2.2%
The Ensign Group, Inc.	8,600	173,118
National Healthcare Corp.	7,504	495,189
Select Medical Holdings Corp. (a)	37,200	502,200
Triple-S Management Corp. Class B (a)	15,600	342,108

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WellCare Health Plans, Inc. (a)	6,300	$737,667

		2,250,282

Household Products — 0.4%
CSS Industries, Inc.	17,600	450,208

		14,031,076

Diversified — 0.9%
Holding Company – Diversified — 0.9%
Conyers Park Acquisition Corp. (a)	18,300	196,725
National Bank Holdings Corp. Class A	29,300	684,741

		881,466

Energy — 4.7%
Oil & Gas — 3.4%
Matador Resources Co. (a) (b)	38,600	939,524
Parsley Energy, Inc. Class A (a)	20,300	680,253
Rice Energy, Inc. (a)	21,800	569,198
Western Refining, Inc.	18,600	492,156
WPX Energy, Inc. (a)	60,100	792,719

		3,473,850

Oil & Gas Services — 1.3%
Oceaneering International, Inc.	16,600	456,666
Tesco Corp.	57,200	466,752
TETRA Technologies, Inc. (a)	63,800	389,818

		1,313,236

		4,787,086

Financial — 33.1%
Banks — 14.2%
CoBiz Financial, Inc.	38,400	511,104
Columbia Banking System, Inc.	32,300	1,056,856
East West Bancorp, Inc.	38,126	1,399,605
First Hawaiian, Inc. (a)	13,142	352,994
Glacier Bancorp, Inc.	31,200	889,824
Home Bancshares, Inc.	96,250	2,002,963
Hope Bancorp, Inc.	41,700	724,329
Pinnacle Financial Partners, Inc.	7,900	427,232
Popular, Inc.	28,400	1,085,448
Prosperity Bancshares, Inc.	20,000	1,097,800
Sandy Spring Bancorp, Inc.	20,550	628,419
SVB Financial Group (a)	9,550	1,055,657
Synovus Financial Corp.	11,700	380,601
Texas Capital Bancshares, Inc. (a)	8,800	483,296
Towne Bank	38,300	920,349
Webster Financial Corp.	18,575	706,036
Wintrust Financial Corp.	13,500	750,195

		14,472,708

Diversified Financial — 1.1%
Bats Global Markets, Inc. (b)	13,763	414,679
Houlihan Lokey, Inc.	11,326	283,716

	Number of Shares	Value
Janus Capital Group, Inc.	29,000	$406,290

		1,104,685

Insurance — 4.9%
Assured Guaranty Ltd.	18,082	501,776
Employers Holdings, Inc.	17,300	516,059
Kinsale Capital Group, Inc.	9,256	203,632
National Interstate Corp.	18,400	598,552
ProAssurance Corp.	25,300	1,327,744
Radian Group, Inc.	55,200	747,960
RenaissanceRe Holdings Ltd.	2,200	264,352
Safety Insurance Group, Inc.	6,000	403,320
State Auto Financial Corp. Class A	18,900	450,009

		5,013,404

Real Estate Investment Trusts (REITS) — 9.6%
Acadia Realty Trust	26,500	960,360
American Assets Trust, Inc.	6,200	268,956
American Campus Communities, Inc.	11,500	585,005
Catchmark Timber Trust, Inc. Class A	13,987	163,508
Cedar Realty Trust, Inc.	123,000	885,600
Douglas Emmett, Inc.	16,600	608,058
EastGroup Properties, Inc.	12,100	890,076
First Potomac Realty Trust	54,000	494,100
Healthcare Realty Trust, Inc.	16,700	568,802
Kilroy Realty Corp.	10,200	707,370
Potlatch Corp.	16,000	622,240
PS Business Parks, Inc.	6,800	772,276
Retail Opportunity Investments Corp.	13,400	294,264
RLJ Lodging Trust	22,300	468,969
Saul Centers, Inc.	12,900	859,140
Washington Real Estate Investment Trust	19,900	619,288

		9,768,012

Savings & Loans — 3.3%
BankUnited, Inc.	32,800	990,560
Beneficial Bancorp, Inc.	49,423	727,012
Meridian Bancorp, Inc.	20,100	312,957
United Financial Bancorp, Inc.	48,600	672,624
WSFS Financial Corp.	16,500	602,085

		3,305,238

		33,664,047

Industrial — 18.7%
Aerospace & Defense — 1.0%
Cubic Corp.	4,000	187,240
Kaman Corp.	9,900	434,808
Triumph Group, Inc.	14,600	407,048

		1,029,096

Building Materials — 2.0%
Drew Industries, Inc.	13,100	1,284,062

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Universal Forest Products, Inc.	7,500	$738,675

		2,022,737

Electrical Components & Equipment — 4.2%
Advanced Energy Industries, Inc. (a)	15,700	742,924
Belden, Inc.	21,860	1,508,121
Energizer Holdings, Inc.	13,100	654,476
Littelfuse, Inc.	10,800	1,391,148

		4,296,669

Electronics — 2.9%
Analogic Corp.	6,200	549,320
Badger Meter, Inc.	15,800	529,458
Brady Corp. Class A	17,000	588,370
Knowles Corp. (a) (b)	50,800	713,740
Methode Electronics, Inc.	15,700	549,029

		2,929,917

Engineering & Construction — 0.7%
Aegion Corp. (a)	36,400	694,148

Environmental Controls — 0.4%
MSA Safety, Inc.	6,900	400,476

Machinery – Diversified — 0.5%
Applied Industrial Technologies, Inc.	11,400	532,836

Manufacturing — 2.3%
Colfax Corp. (a)	12,600	396,018
ESCO Technologies, Inc.	19,500	905,190
Matthews International Corp. Class A	7,000	425,320
Myers Industries, Inc.	48,950	635,861

		2,362,389

Metal Fabricate & Hardware — 1.7%
Circor International, Inc.	10,700	637,292
RBC Bearings, Inc. (a)	7,000	535,360
Sun Hydraulics Corp.	18,200	587,314

		1,759,966

Transportation — 3.0%
Genesee & Wyoming, Inc. Class A (a)	11,350	782,583
Kirby Corp. (a)	7,350	456,876
Landstar System, Inc.	21,400	1,456,912
Universal Logistics Holdings, Inc.	22,500	301,950

		2,998,321

		19,026,555

Technology — 4.6%
Computers — 0.6%
CSRA, Inc.	20,600	554,140

Semiconductors — 2.0%
Brooks Automation, Inc.	35,500	483,155
Cabot Microelectronics Corp.	11,900	629,629
Intersil Corp. Class A	31,300	686,409

	Number of Shares	Value
Rudolph Technologies, Inc. (a)	15,400	$273,196

		2,072,389

Software — 2.0%
Callidus Software, Inc. (a)	28,500	522,975
Progress Software Corp. (a)	21,700	590,240
SYNNEX Corp.	8,200	935,702

		2,048,917

		4,675,446

Utilities — 6.3%
Electric — 2.6%
El Paso Electric Co.	12,500	584,625
NorthWestern Corp.	16,600	954,998
NRG Energy, Inc.	35,500	397,955
Portland General Electric Co.	16,600	706,994

		2,644,572

Gas — 3.7%
Atmos Energy Corp.	8,700	647,889
ONE Gas, Inc.	19,500	1,205,880
PNM Resources, Inc.	37,600	1,230,272
Southwest Gas Corp.	10,200	712,572

		3,796,613

		6,441,185

TOTAL COMMON STOCK (Cost $79,298,170)		99,447,428

TOTAL EQUITIES (Cost $79,298,170)		99,447,428

MUTUAL FUNDS — 1.9%
Diversified Financial — 1.9%
State Street Navigator Securities Lending Prime Portfolio (c)	1,872,820	1,872,820
T. Rowe Price Reserve Investment Fund	1,004	1,004

TOTAL MUTUAL FUNDS (Cost $1,873,824)		1,873,824

TOTAL LONG-TERM INVESTMENTS (Cost $81,171,994)		101,321,252

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (d)	$321,681	$321,681

TOTAL SHORT-TERM INVESTMENTS (Cost $321,681)		321,681

TOTAL INVESTMENTS — 100.0% (Cost $81,493,675) (e)		101,642,933

Other Assets/(Liabilities) — 0.0%		48,137

NET ASSETS — 100.0%		$101,691,070

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2016, was $1,823,856 or 1.79% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $321,681. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $332,733.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 1.7%
Chemicals — 1.7%
Huntsman Corp.	139,400	$2,268,038
Ingevity Corp. (a)	32,270	1,487,647

		3,755,685

Communications — 7.4%
Internet — 2.3%
CDW Corp.	69,370	3,172,290
Shutterfly, Inc. (a)	45,790	2,044,066

		5,216,356

Media — 0.9%
Scholastic Corp.	51,450	2,025,072

Telecommunications — 4.2%
Anixter International, Inc. (a)	48,340	3,117,930
Finisar Corp. (a)	109,470	3,262,206
Infinera Corp. (a)	129,920	1,173,178
NETGEAR, Inc. (a)	28,076	1,698,317

		9,251,631

		16,493,059

Consumer, Cyclical — 19.6%
Airlines — 1.0%
SkyWest, Inc.	87,110	2,300,575

Apparel — 0.8%
Crocs, Inc. (a)	219,440	1,821,352

Auto Manufacturers — 1.7%
Oshkosh Corp.	66,590	3,729,040

Automotive & Parts — 3.5%
Dana, Inc.	171,803	2,678,409
Lear Corp.	19,586	2,374,215
Tenneco, Inc. (a)	46,701	2,721,267

		7,773,891

Distribution & Wholesale — 1.4%
MRC Global, Inc. (a)	193,550	3,180,027

Entertainment — 1.3%
Regal Entertainment Group Class A	130,010	2,827,718

Home Builders — 2.2%
CalAtlantic Group, Inc.	74,910	2,504,990
PulteGroup, Inc.	116,170	2,328,047

		4,833,037

Retail — 7.7%
Big Lots, Inc.	36,828	1,758,537
Bloomin’ Brands, Inc.	159,990	2,758,228
Brinker International, Inc.	49,829	2,512,876
Burlington Stores, Inc. (a)	22,369	1,812,336
Caleres, Inc.	75,980	1,921,534

	Number of Shares	Value
The Children’s Place, Inc.	26,512	$2,117,513
The Michaels Cos., Inc. (a)	113,410	2,741,120
Office Depot, Inc.	428,157	1,528,521

		17,150,665

		43,616,305

Consumer, Non-cyclical — 12.0%
Commercial Services — 5.9%
ABM Industries, Inc.	64,030	2,541,991
Booz Allen Hamilton Holding Corp.	104,690	3,309,251
Genpact Ltd. (a)	84,897	2,033,283
Quanta Services, Inc. (a)	109,530	3,065,745
Sotheby’s	56,910	2,163,718

		13,113,988

Foods — 1.0%
Ingredion, Inc.	16,572	2,205,070

Health Care – Services — 5.1%
ICON PLC (a)	40,930	3,166,754
LifePoint Health, Inc. (a)	50,250	2,976,308
Molina Healthcare, Inc. (a)	52,500	3,061,800
WellCare Health Plans, Inc. (a)	19,370	2,268,033

		11,472,895

		26,791,953

Energy — 10.1%
Oil & Gas — 7.7%
Gulfport Energy Corp. (a)	92,480	2,612,560
Helmerich & Payne, Inc.	56,540	3,805,142
QEP Resources, Inc.	188,360	3,678,671
SM Energy Co.	68,930	2,659,319
Southwestern Energy Co. (a)	108,740	1,504,962
Synergy Resources Corp. (a)	406,380	2,816,213

		17,076,867

Oil & Gas Services — 2.4%
Oil States International, Inc. (a)	78,940	2,492,136
RPC, Inc. (a)	177,460	2,981,328

		5,473,464

		22,550,331

Financial — 22.2%
Banks — 9.0%
Associated Banc-Corp.	114,677	2,246,523
Comerica, Inc.	64,685	3,060,894
Fulton Financial Corp.	147,800	2,146,056
Huntington Bancshares, Inc.	310,145	3,058,030
Synovus Financial Corp.	60,610	1,971,643
Texas Capital Bancshares, Inc. (a)	32,940	1,809,065
Webster Financial Corp.	65,923	2,505,733
Zions Bancorp	101,555	3,150,236

		19,948,180

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 1.0%
OneMain Holdings, Inc. (a)	68,660	$2,125,027

Insurance — 8.1%
American Financial Group, Inc.	42,300	3,172,500
Essent Group Ltd. (a)	98,420	2,618,956
First American Financial Corp.	75,470	2,964,461
The Hanover Insurance Group, Inc.	29,980	2,261,092
Reinsurance Group of America, Inc.	29,770	3,213,374
Selective Insurance Group, Inc.	42,580	1,697,239
Validus Holdings Ltd.	44,820	2,232,932

		18,160,554

Real Estate Investment Trusts (REITS) — 4.1%
Education Realty Trust, Inc.	55,070	2,375,720
Empire State Realty Trust, Inc. Class A	63,580	1,332,001
Gramercy Property Trust	368,626	3,553,555
Kite Realty Group Trust	69,010	1,912,957

		9,174,233

		49,407,994

Industrial — 15.2%
Aerospace & Defense — 2.5%
BE Aerospace, Inc.	61,570	3,180,706
Esterline Technologies Corp. (a)	32,360	2,460,654

		5,641,360

Electrical Components & Equipment — 1.1%
EnerSys	34,790	2,407,120

Electronics — 2.9%
Keysight Technologies, Inc. (a)	75,250	2,384,673
TTM Technologies, Inc. (a)	137,416	1,573,413
Vishay Intertechnology, Inc.	182,016	2,564,605

		6,522,691

Engineering & Construction — 3.2%
AECOM (a)	90,613	2,693,925
EMCOR Group, Inc.	47,220	2,815,256
Tutor Perini Corp. (a)	76,900	1,651,043

		7,160,224

Hand & Machine Tools — 0.7%
Regal Beloit Corp.	27,390	1,629,431

Machinery – Diversified — 0.4%
SPX FLOW, Inc. (a)	25,540	789,697

Manufacturing — 0.8%
ITT, Inc.	46,800	1,677,312

Packaging & Containers — 1.4%
Graphic Packaging Holding Co.	223,190	3,122,428

	Number of Shares	Value
Transportation — 2.2%
Atlas Air Worldwide Holdings, Inc. (a)	23,690	$1,014,406
Ryder System, Inc.	25,030	1,650,729
Werner Enterprises, Inc.	94,150	2,190,870

		4,856,005

		33,806,268

Technology — 7.8%
Computers — 2.6%
Amdocs Ltd.	53,198	3,077,504
NCR Corp. (a)	84,430	2,717,802

		5,795,306

Semiconductors — 3.9%
Advanced Micro Devices, Inc. (a)	184,950	1,278,005
Cypress Semiconductor Corp.	274,590	3,339,014
Integrated Device Technology, Inc. (a)	49,658	1,147,100
Qorvo, Inc. (a)	51,530	2,872,282

		8,636,401

Software — 1.3%
Verint Systems, Inc. (a)	76,740	2,887,726

		17,319,433

Utilities — 3.3%
Electric — 1.1%
Portland General Electric Co.	55,660	2,370,559

Gas — 2.2%
PNM Resources, Inc.	86,373	2,826,125
Southwest Gas Corp.	31,540	2,203,384

		5,029,509

		7,400,068

TOTAL COMMON STOCK (Cost $195,213,840)		221,141,096

TOTAL EQUITIES (Cost $195,213,840)		221,141,096

TOTAL LONG-TERM INVESTMENTS (Cost $195,213,840)		221,141,096

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (b)	$5,810,371	$5,810,371

TOTAL SHORT-TERM INVESTMENTS (Cost $5,810,371)		5,810,371

TOTAL INVESTMENTS — 101.9% (Cost $201,024,211) (c)		226,951,467

Other Assets/ (Liabilities) — (1.9)%		(4,187,255)

NET ASSETS — 100.0%		$222,764,212

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $5,810,376. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 11/30/19, and an aggregate market value, including accrued interest, of $5,927,513.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.0%

BANK LOANS — 0.2%
Diversified Financial — 0.2%
Delos Finance SARL, Term Loan B 3.588% 3/06/21	$840,000	$845,603

TOTAL BANK LOANS (Cost $836,896)		845,603

CORPORATE DEBT — 23.7%
Airlines — 0.6%
Continental Airlines Pass-Through Trust 7.250% 5/10/21	1,807,101	2,064,613
Northwest Airlines Pass-Through Trust 7.041% 10/01/23	383,425	440,939

		2,505,552

Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC 2.145% 1/09/18	500,000	502,605
General Motors Financial Co., Inc. 4.750% 8/15/17	500,000	513,523

		1,016,128

Banks — 2.7%
American Express Centurion Bank 6.000% 9/13/17	750,000	782,252
CIT Group, Inc. (a) 6.625% 4/01/18	350,000	371,438
Citigroup, Inc. 1.550% 8/14/17	1,350,000	1,351,621
Citigroup, Inc. 1.850% 11/24/17	1,000,000	1,003,121
HBOS PLC (a) 6.750% 5/21/18	1,100,000	1,175,672
JP Morgan Chase & Co. 3 mo. USD LIBOR + .550%, FRN 1.265% 4/25/18	700,000	700,055
JP Morgan Chase & Co. 2.950% 10/01/26	895,000	897,342
Morgan Stanley 3 mo. USD LIBOR + 1.280%, FRN 1.995% 4/25/18	1,000,000	1,011,558
Royal Bank of Scotland Group PLC 6.400% 10/21/19	750,000	828,908
Wells Fargo & Co. 2.100% 7/26/21	710,000	707,568
Wells Fargo & Co. 2.500% 3/04/21	1,410,000	1,430,559
Wells Fargo & Co. 3.000% 4/22/26	475,000	479,466

		10,739,560

	Principal Amount	Value
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	$299,000	$321,126
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	551,000	655,569
Constellation Brands, Inc. 6.000% 5/01/22	325,000	373,344
DS Services of America, Inc. (a) 10.000% 9/01/21	330,000	367,950

		1,717,989

Biotechnology — 1.0%
Amgen, Inc. 4.400% 5/01/45	500,000	525,212
Celgene Corp. 5.000% 8/15/45	750,000	844,438
Gilead Sciences, Inc. 3.250% 9/01/22	600,000	637,119
Gilead Sciences, Inc. 4.150% 3/01/47	1,945,000	1,987,965

		3,994,734

Commercial Services — 0.1%
Catholic Health Initiatives 2.950% 11/01/22	500,000	505,895

Computers — 0.2%
Apple, Inc. 4.650% 2/23/46	850,000	980,837

Diversified Financial — 5.5%
Federal Home Loan Banks STEP 1.250% 6/28/30	2,010,000	2,013,374
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	700,000	704,626
Federal National Mortgage Association 1 mo. USD LIBOR + .010%, FRN 0.533% 10/05/17	3,475,000	3,473,189
Ford Motor Credit Co. LLC 3 mo. USD LIBOR + .450%, FRN 1.238% 11/08/16	1,400,000	1,399,956
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	780,000	875,445
General Electric Co. 5.875% 1/14/38	244,000	326,786
The Goldman Sachs Group, Inc. 5.950% 1/18/18	1,750,000	1,846,313
International Lease Finance Corp. (a) 7.125% 9/01/18	1,000,000	1,091,250
JP Morgan Chase & Co. 3 mo. USD LIBOR + .520%, FRN 1.337% 2/15/17	2,700,000	2,703,780
Macquarie Bank Ltd. (a) 6.625% 4/07/21	975,000	1,122,783

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch & Co., Inc. 6.875% 4/25/18	$4,400,000	$4,746,975
Morgan Stanley 2.375% 7/23/19	500,000	508,693
Morgan Stanley 5.450% 1/09/17	1,000,000	1,010,985
Morgan Stanley 5.500% 7/24/20	250,000	280,158

		22,104,313

Electric — 2.6%
Commonwealth Edison Co. 3.650% 6/15/46	535,000	547,621
Duke Energy Carolinas LLC 4.000% 9/30/42	1,000,000	1,071,875
Duquesne Light Holdings, Inc. (a) 6.400% 9/15/20	1,500,000	1,736,982
Dynegy, Inc. 5.875% 6/01/23	80,000	72,600
Emera US Finance LP (a) 2.150% 6/15/19	1,068,000	1,079,682
Florida Power & Light Co. 3.800% 12/15/42	1,200,000	1,296,120
Jersey Central Power & Light Co. (a) 4.700% 4/01/24	800,000	875,931
Jersey Central Power & Light Co. 6.400% 5/15/36	425,000	508,600
MidAmerican Energy Co. 4.800% 9/15/43	1,400,000	1,707,786
Southern California Edison Co. 3.600% 2/01/45	400,000	417,488
Southwestern Electric Power Co. 6.200% 3/15/40	800,000	1,028,241

		10,342,926

Engineering & Construction — 0.1%
SBA Communications Corp. (a) 4.875% 9/01/24	248,000	249,860

Entertainment — 0.0%
Churchill Downs, Inc. (a) 5.375% 12/15/21	175,000	182,000

Foods — 0.1%
Kraft Heinz Foods Co. 1.600% 6/30/17	558,000	559,130

Gas — 0.6%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	1,095,000	1,295,486
Florida Gas Transmission Co. LLC (a) 7.900% 5/15/19	1,000,000	1,134,336
Southern Co. Gas Capital Corp. 2.450% 10/01/23	100,000	100,562

		2,530,384

	Principal Amount	Value
Health Care – Services — 1.1%
Aetna, Inc. 2.800% 6/15/23	$885,000	$903,708
DaVita, Inc. 5.000% 5/01/25	415,000	416,556
Fresenius Medical Care US Finance, Inc. (a) 5.750% 2/15/21	330,000	369,600
HCA, Inc. 5.000% 3/15/24	800,000	844,000
Northwell Healthcare, Inc. 3.979% 11/01/46	585,000	591,616
Providence St Joseph Health Obligated Group 2.746% 10/01/26	845,000	855,604
Tenet Healthcare Corp. 3 mo. USD LIBOR + 3.500%, FRN 4.350% 6/15/20	350,000	351,785

		4,332,869

Household Products — 0.0%
Spectrum Brands, Inc. 5.750% 7/15/25	85,000	91,800

Insurance — 1.2%
Berkshire Hathaway Finance Corp. 4.300% 5/15/43	500,000	561,756
Berkshire Hathaway Finance Corp. 4.400% 5/15/42	750,000	851,521
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%, VRN (a) 5.454% 10/15/54	970,000	979,700
Jackson National Life Global Funding (a) 3.050% 4/29/26	427,000	434,018
Metropolitan Life Global Funding I (a) 1.950% 9/15/21	1,100,000	1,099,752
New York Life Global Funding (a) 1.550% 11/02/18	750,000	753,847

		4,680,594

Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	345,000	355,350

Manufacturing — 0.1%
Siemens Financieringsmaatschappij NV (a) 2.000% 9/15/23	550,000	541,884

Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp (a) 5.875% 4/01/24	250,000	266,725

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital (a) 4.464% 7/23/22	$875,000	$944,179
Charter Communications Operating LLC/Charter Communications Operating Capital (a) 6.484% 10/23/45	200,000	241,865
CSC Holdings LLC 8.625% 2/15/19	100,000	111,625
DISH DBS Corp. 5.875% 7/15/22	100,000	102,773
DISH DBS Corp. 6.750% 6/01/21	70,000	75,600
Neptune Finco Corp. (a) 6.625% 10/15/25	200,000	217,000
Sirius XM Radio, Inc. (a) 4.250% 5/15/20	165,000	168,300
Univision Communications, Inc. (a) 5.125% 5/15/23	170,000	172,125
Virgin Media Secured Finance PLC (a) 5.250% 1/15/26	200,000	203,000

		2,503,192

Oil & Gas — 0.2%
Noble Energy, Inc. 5.250% 11/15/43	140,000	142,506
Shell International Finance BV 4.375% 5/11/45	415,000	447,950

		590,456

Packaging & Containers — 0.1%
Ball Corp. 4.375% 12/15/20	350,000	373,625

Pharmaceuticals — 1.1%
AbbVie, Inc. 1.800% 5/14/18	500,000	502,043
AbbVie, Inc. 3.200% 5/14/26	357,000	361,410
AbbVie, Inc. 3.600% 5/14/25	500,000	522,631
Actavis Funding SCS 3.800% 3/15/25	850,000	899,601
Actavis Funding SCS 4.750% 3/15/45	300,000	328,027
Baxalta, Inc. 2.875% 6/23/20	725,000	743,482
Grifols Worldwide Operations Ltd. 5.250% 4/01/22	200,000	207,000
Quintiles Transnational Corp. (a) 4.875% 5/15/23	175,000	179,813
Valeant Pharmaceuticals International, Inc. (a) 5.500% 3/01/23	400,000	342,000

	Principal Amount	Value
Valeant Pharmaceuticals International, Inc. (a) 5.625% 12/01/21	$100,000	$89,250
Valeant Pharmaceuticals International, Inc. (a) 6.125% 4/15/25	50,000	43,063

		4,218,320

Pipelines — 0.9%
Boardwalk Pipelines LLC 5.500% 2/01/17	1,000,000	1,009,505
Energy Transfer Partners LP 3.600% 2/01/23	567,000	558,013
Energy Transfer Partners LP 5.150% 3/15/45	400,000	370,513
Rockies Express Pipeline LLC (a) 5.625% 4/15/20	175,000	184,625
Spectra Energy Partners LP 4.500% 3/15/45	800,000	801,618
Williams Partners LP 3.600% 3/15/22	683,000	694,864

		3,619,138

Real Estate — 0.4%
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 1.750% 9/15/17	1,550,000	1,552,807

Real Estate Investment Trusts (REITS) — 1.7%
HCP, Inc. 3.400% 2/01/25	1,000,000	987,678
HCP, Inc. 3.875% 8/15/24	500,000	511,802
Highwoods Realty LP 5.850% 3/15/17	1,000,000	1,017,971
National Retail Properties, Inc. 6.875% 10/15/17	750,000	789,505
Realty Income Corp. 2.000% 1/31/18	750,000	755,030
Ventas Realty LP 3.500% 2/01/25	1,500,000	1,547,550
VEREIT Operating Partnership LP 4.875% 6/01/26	200,000	211,250
Welltower, Inc. 4.000% 6/01/25	830,000	880,111

		6,700,897

Retail — 0.3%
CVS Health Corp. 2.875% 6/01/26	535,000	542,927
Wal-Mart Stores, Inc. 4.000% 4/11/43	400,000	446,101
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	275,000	303,146

		1,292,174

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.1%
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	$200,000	$214,250

Software — 0.5%
First Data Corp. (a) 5.000% 1/15/24	346,000	351,190
First Data Corp. (a) 5.375% 8/15/23	220,000	226,600
IMS Health, Inc. (a) 5.000% 10/15/26	200,000	208,000
Microsoft Corp. 3.750% 2/12/45	635,000	644,484
Oracle Corp. 2.400% 9/15/23	715,000	720,734

		2,151,008

Telecommunications — 1.0%
Altice US Finance I Corp. (a) 5.375% 7/15/23	425,000	439,344
AT&T, Inc. 4.125% 2/17/26	500,000	540,300
AT&T, Inc. 4.750% 5/15/46	750,000	784,841
Level 3 Financing, Inc. 5.625% 2/01/23	175,000	181,781
Sprint Communications, Inc. (a) 9.000% 11/15/18	400,000	441,500
T-Mobile USA, Inc. 6.250% 4/01/21	345,000	362,034
T-Mobile USA, Inc. 6.731% 4/28/22	184,000	193,200
Verizon Communications, Inc. 4.522% 9/15/48	600,000	634,399
Verizon Communications, Inc. 4.862% 8/21/46	200,000	224,013

		3,801,412

Transportation — 0.1%
Burlington Northern Santa Fe LLC 4.150% 4/01/45	265,000	291,857

TOTAL CORPORATE DEBT (Cost $92,571,992)		94,740,941

MUNICIPAL OBLIGATIONS — 0.9%
City of New York NY 5.206% 10/01/31	750,000	903,675
Los Angeles Community College District BAB 6.750% 8/01/49	900,000	1,428,318
New York City Water & Sewer System 5.882% 6/15/44	315,000	452,343

	Principal Amount	Value
New York State Dormitory Authority 5.289% 3/15/33	$750,000	$940,545

		3,724,881

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,138,067)		3,724,881

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.1%
Automobile ABS — 0.4%
Honda Auto Receivables Owner Trust, Series 2015-4, Class A2 0.820% 7/23/18	662,664	662,032
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A 0.870% 11/15/18	653,186	652,627
Toyota Auto Receivables Owner Trust, Series 2014-A, Class A3 0.670% 12/15/17	233,767	233,672

		1,548,331

Commercial MBS — 1.6%
7 WTC Depositor LLC Trust, Series 2012-7WTC, Class A (a) 4.082% 3/13/31	127,081	128,415
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A (a) 2.959% 12/10/30	375,000	391,123
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA, VRN (a) 5.815% 2/24/51	613,059	617,405
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A (a) 3.251% 5/10/35	340,000	359,600
COMM Mortgage Trust, Series 2016-787S, Class A (a) 3.545% 2/10/36	340,000	366,000
COMM Mortgage Trust, Series 2013-300P, Class A1 (a) 4.353% 8/10/30	325,000	364,710
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A2 (a) 3.616% 11/15/43	949,975	970,182
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2 (a) 3.673% 2/15/46	3,259	3,259
Liberty Street Trust, Series 2016-225L, Class A (a) 3.597% 2/10/36	340,000	367,169
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, VRN (a) 3.961% 1/13/32	330,000	361,568

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, VRN (a) 3.872% 1/05/43	$370,000	$383,736
Trust Company of The West, Series TCW-1063 2.610% 11/28/28	725,000	737,914
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2 (a) 4.393% 11/15/43	500,000	542,521
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, VRN (a) 4.902% 6/15/44	800,000	899,696

		6,493,298

Credit Card ABS — 0.2%
Chase Issuance Trust, Series 2015-A6, Class A6, 1 mo. LIBOR + .250%, FRN 0.774% 5/15/19	865,000	865,410

Home Equity ABS — 0.8%
Bear Stearns I Trust, Series 2006-HE1, Class 1M1, 1 mo. USD LIBOR + .410%, FRN 0.935% 12/25/35	1,701,402	1,692,637
Wells Fargo Home Equity Trust, Series 2004-2, Class M3, 1 mo. USD LIBOR + 1.050%, FRN 1.575% 10/25/34	1,640,822	1,510,550

		3,203,187

Other ABS — 1.8%
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.160% 1/15/26	950,000	950,284
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3, VRN 4.961% 10/25/46	1,858,321	1,720,109
First Frankin Mortgage Loan Trust, Series 2005-FF7, Class M2, 1 mo. USD LIBOR + .470%, FRN 0.995% 7/25/35	1,006,274	982,299
Magnetite CLO Ltd., Series 2015-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.180% 4/15/27	1,060,000	1,060,178
RAMP Trust, Series 2005-RS2, Class M2, 1 mo. USD LIBOR + .480%, FRN 1.005% 2/25/35	797,720	796,043
Saxon Asset Securities Trust, Series 2005-1, Class M1, 1 mo. USD LIBOR + .690%, FRN 1.214% 5/25/35	878,027	843,723

	Principal Amount	Value
Voya CLO Ltd., Series 2014-3A, Class A1, 3 mo. USD LIBOR + 1.420%, FRN (a) 2.135% 7/25/26	$800,000	$800,254

		7,152,890

Student Loans ABS — 5.3%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.225% 7/25/56	1,101,225	1,076,958
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + ..200%, FRN 0.824% 3/28/35	1,500,000	1,387,121
Nelnet Student Loan Trust, Series 2015-1A, Class A, 1 mo. USD LIBOR + .590%, FRN (a) 1.115% 4/25/41	1,709,232	1,604,785
Nelnet Student Loan Trust, Series 2015-3A, Class A2, 1 mo. USD LIBOR + .600%, FRN (a) 1.125% 2/26/46	2,075,000	2,020,137
Pennsylvania Higher Education Assistance Agency, Series 2013-3A, Class A, 1 mo. USD LIBOR + ..750%, FRN (a) 1.275% 11/25/42	1,568,688	1,527,318
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .160%, FRN 1.010% 9/15/39	2,300,000	2,014,591
SLC Student Loan Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .280%, FRN 1.130% 3/15/40	401,584	338,267
SLM Student Loan Trust, Series 2007-1, Class A5, 3 mo. USD LIBOR + .090%, FRN 0.805% 1/26/26	2,118,190	2,084,451
SLM Student Loan Trust, Series 2005-4, Class B, 3 mo. USD LIBOR + .180%, FRN 0.895% 7/25/40	210,181	177,415
SLM Student Loan Trust, Series 2012-1, Class A2, 1 mo. USD LIBOR + .450%, FRN 0.974% 11/25/20	543,505	542,883
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. USD LIBOR + .300%, FRN 1.015% 1/25/41	205,196	174,621
SLM Student Loan Trust, Series 2011-1, Class A1, 1 mo. USD LIBOR + .520%, FRN 1.045% 3/25/26	1,107,914	1,096,689

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2007-6, Class A4, 3 mo. USD LIBOR + .380%, FRN 1.095% 10/25/24	$2,078,234	$2,042,341
SLM Student Loan Trust, Series 2012-2, Class A, 1 mo. USD LIBOR + .700%, FRN 1.225% 1/25/29	1,565,444	1,509,795
SLM Student Loan Trust, Series 2007-6, Class B, 3 mo. USD LIBOR + .850%, FRN 1.565% 4/27/43	579,778	505,679
SLM Student Loan Trust, Series 2007-8, Class B, 3 mo. USD LIBOR + 1.000%, FRN 1.715% 4/27/43	200,203	167,820
SLM Student Loan Trust, Series 2008-9, Class A, 3 mo. USD LIBOR + 1.500%, FRN 2.215% 4/25/23	1,514,074	1,517,399
SLM Student Loan Trust, Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850%, FRN 2.565% 7/25/29	700,000	649,713
SLM Student Loan Trust, Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250%, FRN 2.965% 10/25/83	680,000	656,786

		21,094,769

WL Collateral CMO — 5.0%
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4, FRN 2.793% 3/25/37	908,606	841,818
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 year CMT + 2.400%, FRN 2.930% 10/25/35	1,211,985	1,198,524
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, FRN 2.793% 11/25/35	1,448,518	1,328,807
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD LIBOR + .520%, FRN 1.045% 4/25/35	1,758,307	1,565,364
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3, 1 mo. USD LIBOR + .270%, FRN 0.795% 10/25/36	2,727,382	1,763,560
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1, VRN 3.017% 10/25/35	1,675,246	1,410,495

	Principal Amount	Value
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A, 12 mo. MTA + .840%, FRN (a) 1.329% 11/26/46	$1,669,015	$1,604,255
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. LIBOR + 1.070%, FRN 1.594% 2/25/35	3,200,000	2,962,020
Nomura Resecuritization Trust, Series 2015-1R, Class 6A1, 1 mo. USD LIBOR + .210%, FRN (a) 0.655% 5/26/47	1,138,100	1,106,762
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + ..290%, FRN 0.815% 10/25/45	1,478,332	1,406,370
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21, 1 mo. USD LIBOR + .330%, FRN 0.855% 1/25/45	1,406,927	1,345,978
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1 Class 3A2 5.750% 2/25/36	1,546,623	1,454,197
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A6, FRN 2.841% 1/25/35	470,849	474,180
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 3A1, VRN 2.853% 4/25/36	1,537,005	1,478,972

		19,941,302

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $60,069,449)		60,299,187

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 29.2%
Pass-Through Securities — 29.2%
Federal Home Loan Mortgage Corp. Pool #G18592 3.000% 3/01/31	823,678	866,535
Pool #G08710 3.000% 6/01/46	469,007	487,731
Pool #G08715 3.000% 8/01/46	3,533,661	3,674,731
Pool #G08726 3.000% 9/01/46	3,350,000	3,483,738

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G07848 3.500% 4/01/44	$3,306,627	$3,551,395
Pool #G07924 3.500% 1/01/45	3,431,280	3,663,293
Pool #G60023 3.500% 4/01/45	3,487,637	3,743,078
Pool #G60238 3.500% 10/01/45	939,892	1,003,739
Pool #G08687 3.500% 1/01/46	1,238,992	1,307,378
Pool #G08698 3.500% 3/01/46	4,922,388	5,194,081
Pool #G08702 3.500% 4/01/46	1,375,964	1,452,985
Pool #G08706 3.500% 5/01/46	595,779	629,128
Pool #G08711 3.500% 6/01/46	2,036,874	2,155,665
Pool #G08716 3.500% 8/01/46	2,779,713	2,941,827
Pool #G08677 4.000% 11/01/45	1,405,276	1,506,719
Pool #G60344 4.000% 12/01/45	2,321,955	2,536,010
Pool #G08688 4.000% 1/01/46	1,464,674	1,571,779
Pool #G08703 4.000% 4/01/46	1,082,240	1,162,562
Federal Home Loan Mortgage Corp. TBA, Pool #3375 3.000% 10/01/43 (b)	1,300,000	1,351,086
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	500,000	515,473
Pool #AM0992 2.340% 11/01/22	820,000	847,393
Pool #AM1402 2.420% 11/01/22	945,000	980,428
Pool #AM0827 2.600% 11/01/22	1,004,870	1,050,006
Pool #AM2808 2.700% 3/01/23	375,000	395,050
Pool #AN1089 2.740% 3/01/26	690,000	722,533
Pool #AL6829 2.964% 5/01/27	1,373,419	1,455,688
Pool #MA1607 3.000% 10/01/33	954,063	1,003,108
Pool #AM9343 3.380% 9/01/30	650,000	698,838
Pool #AB4262 3.500% 1/01/32	1,047,995	1,118,939

	Principal Amount	Value
Pool #MA1512 3.500% 7/01/33	$473,543	$504,859
Pool #MA1148 3.500% 8/01/42	3,178,013	3,387,191
Pool #469621 3.650% 11/01/21	1,604,772	1,740,049
Pool #AL7916 3.820% 1/01/29	1,738,972	1,941,579
Pool #AM4108 3.850% 8/01/25	382,153	426,921
Pool #AM4109 3.850% 8/01/25	425,145	474,949
Pool #466960 3.890% 12/01/20	1,146,933	1,242,048
Pool #466919 3.930% 1/01/21	1,481,773	1,608,782
Pool #AM4236 3.940% 8/01/25	632,653	709,788
Pool #468551 3.980% 7/01/21	1,230,000	1,349,881
Pool #AM5165 4.080% 1/01/29	655,412	744,215
Pool #931504 4.500% 7/01/39	140,869	157,916
Pool #986268 5.000% 7/01/38	2,124	2,377
Pool #AD6374 5.000% 5/01/40	48,525	54,245
Pool #AE6338 5.000% 11/01/40	63,723	71,215
Pool #AI2733 5.000% 5/01/41	484,964	541,228
Pool #977014 5.500% 5/01/38	48,992	56,165
Pool #985524 5.500% 6/01/38	49,607	55,847
Pool #988578 5.500% 8/01/38	360,489	410,788
Pool #995482 5.500% 1/01/39	247,976	284,746
Federal National Mortgage Association TBA Pool #6560 2.500% 11/01/28 (b)	7,660,000	7,933,486
Pool #7180 3.000% 8/01/28 (b)	1,470,000	1,543,270
Pool #9768 3.000% 12/01/43 (b)	8,990,000	9,345,386
Pool #1817 3.000% 12/01/43 (b)	1,650,000	1,711,488
Pool #17115 3.500% 11/01/43 (b)	700,000	738,719
Pool #18388 4.000% 11/01/42 (b)	3,330,000	3,576,108
Pool #21133 4.500% 7/01/40 (b)	9,950,000	10,896,804

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association, Pool #MA3736 3.500% 6/20/46	$1,288,207	$1,370,884
Government National Mortgage Association II Pool #MA3873 3.000% 8/20/46	2,623,565	2,750,029
Pool #MA3936 3.000% 9/20/46	2,420,000	2,536,652
Pool #MA3521 3.500% 3/20/46	1,533,407	1,629,544
Pool #MA3597 3.500% 4/20/46	959,699	1,020,242
Pool #MA3663 3.500% 5/20/46	674,261	717,061
Government National Mortgage Association II TBA Pool #548 3.000% 8/01/44 (b)	3,620,000	3,792,799
Pool #1635 3.500% 6/01/44 (b)	580,000	616,069

		117,014,246

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $116,017,706)		117,014,246

U.S. TREASURY OBLIGATIONS — 26.9%
U.S. Treasury Bonds & Notes — 26.9%
U.S. Treasury Bond 2.250% 8/15/46	12,150,000	11,966,231
U.S. Treasury Inflation Index 0.375% 7/15/25	4,736,212	4,891,275
U.S. Treasury Inflation Index 0.750% 2/15/45	3,244,818	3,344,554
U.S. Treasury Inflation Index 1.375% 2/15/44	2,147,829	2,547,761
U.S. Treasury Note 0.750% 10/31/17	6,115,000	6,118,894
U.S. Treasury Note 0.750% 7/31/18	16,420,000	16,416,857
U.S. Treasury Note 0.750% 8/31/18	11,145,000	11,142,824
U.S. Treasury Note 1.125% 7/31/21	12,590,000	12,572,885
U.S. Treasury Note 1.125% 8/31/21	7,020,000	7,013,639
U.S. Treasury Note 1.125% 9/30/21	21,505,000	21,476,439
U.S. Treasury Note 1.500% 8/15/26	10,385,000	10,294,131

		107,785,490

	Principal Amount	Value
TOTAL U.S. TREASURY OBLIGATIONS (Cost $107,286,291)		$107,785,490

TOTAL BONDS & NOTES (Cost $379,920,401)		384,410,348

TOTAL LONG-TERM INVESTMENTS (Cost $379,920,401)		384,410,348

SHORT-TERM INVESTMENTS — 15.7%
Discount Notes — 2.6%
Federal Home Loan Bank Discount Notes 0.457% 10/03/16	$3,395,000	3,395,000
Federal National Mortgage Association Discount Note 0.447% 10/17/16	7,015,000	7,014,481

		10,409,481

Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (c)	5,001,270	5,001,270

Sovereign Debt Obligation — 3.0%
Japan Treasury Discount Bill JPY (d) 0.010% 1/10/17	1,200,000,000	11,846,161

U.S. Treasury Bill — 8.9%
U.S. Treasury Bill 0.000% 11/03/16	4,075,000	4,074,303
U.S. Treasury Bill 0.000% 12/08/16	203,000	202,932
U.S. Treasury Bill 0.000% 12/15/16	19,405,000	19,397,723
U.S. Treasury Bill 0.000% 1/12/17	4,150,000	4,146,962
U.S. Treasury Bill 0.000% 1/19/17	3,425,000	3,422,291
U.S. Treasury Bill 0.000% 2/23/17	4,240,000	4,234,086

		35,478,297

TOTAL SHORT-TERM INVESTMENTS (Cost $62,765,975)		62,735,209

TOTAL INVESTMENTS — 111.7% (Cost $442,686,376) (e)		447,145,557

Other Assets/ (Liabilities) — (11.7)%		(46,970,108)

NET ASSETS — 100.0%		$400,175,449

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
WL	Whole Loan
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to a value of $37,558,636 or 9.39% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Maturity value of $5,001,275. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $5,101,902.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund (the ‘‘Trust’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a ‘‘Fund’’ or collectively as the ‘‘Funds’’):

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds Core Allocation Fund (“American Funds Core Allocation Fund”)

MML American Funds® Growth Fund (“American Funds Growth Fund”)

MML American Funds® International Fund (“American Funds International Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation

Notes to Portfolio of Investments (Unaudited) (Continued)

Fund characterized all investments at Level 1, as of September 30, 2016. The Focused Equity Fund, Large Cap Growth Fund, Small Company Value Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2016. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2016, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3	Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$388,460,833	$6,971,378	*	$-	$395,432,211
Mutual Funds	1,004	-		-	1,004
Short-Term Investments	-	1,991,778		-	1,991,778

Total Investments	$388,461,837	$8,963,156		$-	$397,424,993

Equity Income Fund
Asset Investments
Common Stock	$431,854,772	$20,239,681	*	$-	$452,094,453
Preferred Stock	3,159,231	728,481		-	3,887,712
Corporate Debt	-	-		992,437	992,437
Mutual Funds	1,005	-		-	1,005
Short-Term Investments	-	9,443,518		-	9,443,518

Total Investments	$435,015,008	$30,411,680		$992,437	$466,419,125

Equity Index Fund
Asset Investments
Common Stock	$457,977,698	$-		$-	$457,977,698
Short-Term Investments	-	4,997,634		-	4,997,634

Total Investments	$457,977,698	$4,997,634		$-	$462,975,332

Asset Derivatives
Futures Contracts	$77,031	$-		$-	$77,031

Foreign Fund
Asset Investments
Common Stock*
Bermuda	$-	$1,310,730		$-	$1,310,730
Brazil	1,460,869	-		-	1,460,869
Cayman Islands	3,472,075	6,392,702		-	9,864,777
China	-	14,577,958		-	14,577,958
France	-	38,273,814		-	38,273,814
Germany	3,728,431	39,765,258		-	43,493,689
Hong Kong	-	7,947,173		-	7,947,173
Ireland	-	7,200,282		-	7,200,282
Israel	6,825,537	-		-	6,825,537
Italy	-	7,322,403		-	7,322,403
Japan	3,832,185	33,570,133		-	37,402,318
Luxembourg	-	2,639,460		-	2,639,460
Netherlands	-	17,847,323		-	17,847,323
Norway	-	6,957,926		-	6,957,926
Portugal	-	3,312,839		-	3,312,839

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Foreign Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Republic of Korea	$2,768,136	$19,565,767		$-	$22,333,903
Russia	-	1,942,493		-	1,942,493
Singapore	-	11,508,763		-	11,508,763
Spain	4,355,961	-		-	4,355,961
Sweden	-	2,482,756		-	2,482,756
Switzerland	-	20,387,478		-	20,387,478
Taiwan	-	3,760,921		-	3,760,921
Thailand	-	3,728,978		-	3,728,978
United Kingdom	8,746,816	65,666,146		-	74,412,962
Mutual Funds	23,243,343	-		-	23,243,343
Short-Term Investments	-	18,230,132		-	18,230,132

Total Investments	$58,433,353	$334,391,435		$-	$392,824,788

Fundamental Growth Fund
Asset Investments
Common Stock	$177,656,618	$888,528	*	$-	$178,545,146
Short-Term Investments	-	1,138,926		-	1,138,926

Total Investments	$177,656,618	$2,027,454		$-	$179,684,072

Fundamental Value Fund
Asset Investments
Common Stock	$221,851,650	$5,589,568	*	$-	$227,441,218
Short-Term Investments	-	2,274,951		-	2,274,951

Total Investments	$221,851,650	$7,864,519		$-	$229,716,169

Global Fund
Asset Investments
Common Stock*
Austria	$-	$1,008,966		$-	$1,008,966
Bermuda	274,909	-		-	274,909
Brazil	-	1,262,955		-	1,262,955
Canada	4,366,366	-		-	4,366,366
Cayman Islands	-	513,385		-	513,385
Czech Republic	-	306,413		-	306,413
Denmark	-	2,125,998		-	2,125,998
France	-	19,069,705		-	19,069,705
Germany	-	15,430,521		-	15,430,521
Ireland	10,486,394	-		-	10,486,394
Israel	2,036,874	-		-	2,036,874
Japan	-	2,864,966		-	2,864,966
Mexico	799,558	-		-	799,558
Netherlands	2,070,827	5,251,542		-	7,322,369
Republic of Korea	-	1,798,489		-	1,798,489
Spain	-	1,088,961		-	1,088,961
Sweden	-	3,654,058		-	3,654,058
Switzerland	-	20,248,664		-	20,248,664

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Global Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Thailand	$-	$565,393		$-	$565,393
United Kingdom	1,408,641	22,214,172		-	23,622,813
United States	119,144,785	774,625		-	119,919,410
Mutual Funds	-	1,522,284		-	1,522,284
Short-Term Investments	-	1,847,560		-	1,847,560

Total Investments	$140,588,354	$101,548,657		$-	$242,137,011

Growth & Income Fund
Asset Investments
Common Stock	$117,755,373	$6,046,180	*	$-	$123,801,553
Short-Term Investments	-	942,818		-	942,818

Total Investments	$117,755,373	$6,988,998		$-	$124,744,371

Income & Growth Fund
Asset Investments
Common Stock	$240,880,994	$12,888,121	*	$-	$253,769,115
Short-Term Investments	-	10,241,655		-	10,241,655

Total Investments	$240,880,994	$23,129,776		$-	$264,010,770

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$5,211,003		$-	$5,211,003
Cayman Islands	5,776,772	-		-	5,776,772
France	-	21,799,678		-	21,799,678
Germany	-	13,189,567		-	13,189,567
Indonesia	-	2,906,384		-	2,906,384
Ireland	3,189,666	1,484,653		-	4,674,319
Israel	217,308	-		-	217,308
Italy	-	10,680,695		-	10,680,695
Japan	-	22,500,315		-	22,500,315
Mexico	3,231,802	-		-	3,231,802
Netherlands	-	9,613,078		-	9,613,078
Republic of Korea	-	2,754,575		-	2,754,575
Sweden	-	6,826,768		-	6,826,768
Switzerland	-	22,119,847		-	22,119,847
Taiwan	-	615,799		-	615,799
United Kingdom	-	31,748,366		-	31,748,366
Mutual Funds	8,601,317	-		-	8,601,317
Short-Term Investments	-	3,663,954		-	3,663,954

Total Investments	$21,016,865	$155,114,682		$-	$176,131,547

Liability Derivatives
Forward Contracts	$-	$(29,742)		$-	$(29,742)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Managed Volatility Fund
Asset Investments
Common Stock	$182,406,586	$-		$-		$182,406,586
Corporate Debt	-	-		-	†	-
Purchased Options	453,445	-		-		453,445
Short-Term Investments	-	3,945,346		-		3,945,346

Total Investments	$182,860,031	$3,945,346		$-		$186,805,377

Liability Derivatives
Written Options	$(2,665,510)	$-		$-		$(2,665,510)

Mid Cap Growth Fund
Asset Investments
Common Stock	$402,783,304	$-		$556,651		$403,339,955
Preferred Stock	-	-		2,235,024		2,235,024
Mutual Funds	16,825,821	-		-		16,825,821
Short-Term Investments	-	20,548,536		-		20,548,536

Total Investments	$419,609,125	$20,548,536		$2,791,675		$442,949,336

Mid Cap Value Fund
Asset Investments
Common Stock	$443,352,879	$6,497,597	*	$-		$449,850,476
Mutual Funds	11,320,735	-		-		11,320,735
Short-Term Investments	-	5,272,785		-		5,272,785

Total Investments	$454,673,614	$11,770,382		$-		$466,443,996

Asset Derivatives
Forward Contracts	$-	$21,277		$-		$21,277

Liability Derivatives
Forward Contracts	$-	$(109,209)		$-		$(109,209)

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$195,314,417	$3,002,657		$349,030		$198,666,104
Preferred Stock	-	-		1,997,352		1,997,352
Mutual Funds	25,091,937	-		-		25,091,937
Short-Term Investments	-	1,438,145		-		1,438,145

Total Investments	$220,406,354	$4,440,802		$2,346,382		$227,193,538

Total Return Bond Fund
Asset Investments
Bank Loans	$-	$845,603		$-		$845,603
Corporate Debt	-	94,740,941		-		94,740,941
Municipal Obligations	-	3,724,881		-		3,724,881
Non-U.S. Government Agency Obligations	-	60,299,187		-		60,299,187
U.S. Government Agency Obligations and Instrumentalities	-	117,014,246		-		117,014,246
U.S. Treasury Obligations	-	107,785,490		-		107,785,490
Short-Term Investments	-	62,735,209		-		62,735,209

Total Investments	$-	$447,145,557		$-		$447,145,557

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$(18,777)	$-	$(18,777)
Futures Contracts	(25,817)	-	-	(25,817)

Total	$(25,817)	$(18,777)	$-	$(44,594)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
†	Represents a security at $0 value as of September 30, 2016.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/15		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 9/30/16		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/16
Equity Income Fund
Corporate Debt†	$180,285		$-	$-	$117,232	$777,803	$(82,883)	$-	$-		$992,437		$117,232

Managed Volatility Fund
Corporate Debt	$-	**	$-	$-	$-	$-	$-	$-	$-		$-	††	$-

Mid Cap Growth Fund
Common Stock	$1,994,446		$-	$-	$(620,579)	$-	$(817,216)	$-	$-		$556,651		$21,753
Preferred Stock	2,309,200		-	-	(74,176)	-	-	-	-		2,235,024		(74,176)

	$4,303,646		$-	$-	$(694,755)	$-	$(817,216)	$-	$-		$2,791,675		$(52,423)

Small Cap Growth Equity Fund
Common Stock	$311,026		$-	$-	$38,004	$-	$-	$-	$-		$349,030		$38,004
Preferred Stock	2,419,091		-	(2,439)	(149,319)	-	(39,015)	-	(230,966	)***	1,997,352		(149,336)

	$2,730,117		$-	$(2,439)	$(111,315)	$-	$(39,015)	$-	$(230,966)		$2,346,382		$(111,332)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Represents a security at $0 value as of December 31, 2015.
***	Transfers occurred as inputs were more observable.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents a security at $0 value as of September 30, 2016.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy at September 30, 2016. The Funds recognize transfers between the Levels as of the beginning of the year.

Notes to Portfolio of Investments (Unaudited) (Continued)

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s) other than those disclosed below.

The Small Cap Growth Equity Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Small Cap Growth Equity Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Small Cap Growth Equity Fund

Common stock — $349,030
Dropbox Inc.	$117,567	Market Approach	EV/Multiple	6.50x
			Discount for Lack of Marketability	10%
Telogis	231,463	Market Approach	Discount for Lack of Marketability	10%
			Market Observed Transaction	$3.20

Preferred stock — $1,997,352
Cloudera Inc. Series F	216,500	Market Approach	EV/Multiple	6.4x
			Discount for Lack of Marketability	10%
Docusign Series E	137,481	Market Approach	EV/Multiple	8.7x
			Discount for Lack of Marketability	10%
Docusign Series D	6,347
Docusign Series B	8,851
Docusign Series B1	2,640
Draftkings Series D	59,026	Market Approach	Probability Expected Weighted Return Model - EV/Multiple	3.83x
			IPO 2018 Probability	40%
			Bankruptcy Probability	10%
			Merger & Acquisition Probability	50%
Draftkings Inc. Series D1	150,044	Market Approach	Probability Expected Weighted Return Model
			IPO 2018 Probability	50%
			Merger & Acquisition Probability	50%
MarkLogic Corp. Series F	241,602	Market Approach	EV/Multiple	3.3x
			Discount for Lack of Marketability	10%
Telogis	433,422	Market Approach	Discount for Lack of Marketability	10%
			Market Observed Transaction	$4.40
The Honest Company	150,650	Market Approach	EV/Multiple	4.0x
			Discount for Lack of Marketability	10%
Veracode, Inc.	283,766	Market Approach	EV/Multiple	6.7x
			Discount for Lack of Marketability	10%
Zuora Inc. Series F	307,023	Market Approach	EV/Multiple	8.0x
			Discount for Lack of Marketability	10%

Total	$2,346,382

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at September 30, 2016, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Index Fund	International Equity Fund	Managed Volatility Fund	Mid Cap Value Fund	Total Return Bond Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management		A		A	A

Futures Contracts**
Hedging/Risk Management					A
Duration/Credit Quality Management					A
Substitution for Direct Investment	A				M

Options (Purchased)
Hedging/Risk Management			A

Options (Written)
Hedging/Risk Management			A
Income			A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

At September 30, 2016, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Index Fund
Asset Derivatives
Futures Contracts	$77,031	$-	$-	$77,031

International Equity Fund
Liability Derivatives
Forward Contracts	$-	$(29,742)	$-	$(29,742)

Managed Volatility Fund
Asset Derivatives
Purchased Options	$453,445	$-	$-	$453,445

Liability Derivatives
Written Options	$(2,665,510)	$-	$-	$(2,665,510)

Mid Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$21,277	$-	$21,277

Liability Derivatives
Forward Contracts	$-	$(109,209)	$-	$(109,209)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund
Liability Derivatives
Forward Contracts	$-	$(18,777)	$-	$(18,777)
Futures Contracts	-	-	(25,817)	(25,817)

Total Value	$-	$(18,777)	$(25,817)	$(44,594)

At September 30, 2016, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Purchased Options	Written Options
Equity Index Fund	51	$-	-	-
International Equity Fund	-	6,022,265	-	-
Managed Volatility Fund	-	-	838	838
Mid Cap Value Fund	-	16,841,633	-	-
Total Return Bond Fund	244	11,832,394	-	-

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, or shares/units outstanding for purchased options, and written options at September 30, 2016.

Further details regarding the derivatives and other investments held by the Fund(s) at September 30, 2016, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Notes to Portfolio of Investments (Unaudited) (Continued)

The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at September 30, 2016. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
International Equity Fund
Contracts to Deliver
AUD	625,000	State Street Bank and Trust	12/21/16	$459,850	$(17,660)
CHF	5,361,000	State Street Bank and Trust	03/15/17	5,562,415	(12,082)

				$6,022,265	$(29,742)

Mid Cap Value Fund
Contracts to Deliver
JPY	202,437,530	Credit Suisse International	12/30/16	$2,025,621	$21,277
CAD	12,328,228	Morgan Stanley & Co.	12/30/16	9,311,843	(91,050)
EUR	4,895,902	UBS AG	12/30/16	5,504,169	(18,159)

				$16,841,633	$(87,932)

Total Return Bond Fund
Contract to Deliver
JPY	1,200,000,000	Citibank N.A.	11/09/16	$11,832,394	$(18,777)

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at September 30, 2016:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Equity Index Fund
Futures Contracts — Long
S&P 500 E Mini Index	12/16/16	51	$5,509,020	$77,031

Total Return Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	12/30/16	52	$11,360,375	$(879)
U.S. Treasury Note 5 Year	12/30/16	192	23,331,000	(24,938)

				$(25,817)

Options

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Notes to Portfolio of Investments (Unaudited) (Continued)

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

The Fund(s) listed in the following table had open written option contracts at September 30, 2016:

Units	Expiration Date	Description	Premiums Received	Value
Managed Volatility Fund
92	10/07/16	S&P 500 Index Call, Strike 2,175.00	$126,337	$74,520
86	10/14/16	S&P 500 Index Call, Strike 2,190.00	120,185	57,620
97	10/21/16	S&P 500 Index Call, Strike 2,125.00	446,927	552,900
187	10/21/16	S&P 500 Index Call, Strike 2,150.00	1,094,213	691,900
92	10/21/16	S&P 500 Index Call, Strike 2,175.00	413,770	166,520
194	11/18/16	S&P 500 Index Call, Strike 2,150.00	766,750	950,600
90	11/18/16	S&P 500 Index Call, Strike 2,200.00	404,775	171,450

			$3,372,957	$2,665,510

Transactions in written option contracts during the period ended September 30, 2016, were as follows:

	Number of Contracts	Premiums Received
Managed Volatility Fund
Options outstanding at December 31, 2015	938	$4,774,926
Options written	7,498	27,432,613
Options terminated in closing purchase transactions	(7,564)	(28,773,138)
Options expired	(34)	(61,444)

Options outstanding at September 30, 2016	838	$3,372,957

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At September 30, 2016, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund,

Notes to Portfolio of Investments (Unaudited) (Continued)

through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2016, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at September 30, 2016.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for

Notes to Portfolio of Investments (Unaudited) (Continued)

amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, the Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Each of the Foreign Fund and the International Equity Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds and certain underlying funds or Master Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At September 30, 2016, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$136,878,030	$177,415	$(8,252,748)	$(8,075,333)
American Funds Core Allocation Fund	853,851,861	51,146,010	(1,501,668)	49,644,342
American Funds Growth Fund	131,281,041	3,807,167	-	3,807,167
American Funds International Fund	58,009,346	-	(805,092)	(805,092)
Balanced Allocation Fund	594,398,800	3,279,753	(19,846,597)	(16,566,844)
Blue Chip Growth Fund	273,687,444	132,429,258	(8,691,709)	123,737,549
Conservative Allocation Fund	506,031,187	3,076,029	(16,464,033)	(13,388,004)
Equity Income Fund	384,968,773	94,482,356	(13,032,004)	81,450,352
Equity Index Fund	262,684,387	208,666,073	(8,375,128)	200,290,945
Focused Equity Fund	133,946,379	23,859,064	(3,448,726)	20,410,338
Foreign Fund	392,214,664	43,091,453	(42,481,329)	610,124
Fundamental Growth Fund	153,165,863	28,850,428	(2,332,219)	26,518,209
Fundamental Value Fund	186,745,134	51,585,500	(8,614,465)	42,971,035
Global Fund	205,713,112	43,665,934	(7,242,035)	36,423,899
Growth Allocation Fund	1,623,233,988	30,016,495	(45,536,330)	(15,519,835)
Growth & Income Fund	90,801,393	35,409,491	(1,466,513)	33,942,978
Income & Growth Fund	223,935,762	45,029,165	(4,954,157)	40,075,008
International Equity Fund	189,963,035	9,579,493	(23,410,981)	(13,831,488)
Large Cap Growth Fund	156,127,100	33,473,656	(3,418,567)	30,055,089
Managed Volatility Fund	162,305,316	33,317,619	(8,817,558)	24,500,061
Mid Cap Growth Fund	325,831,117	121,935,950	(4,817,731)	117,118,219
Mid Cap Value Fund	420,284,266	53,447,247	(7,287,517)	46,159,730
Moderate Allocation Fund	2,468,831,801	14,516,303	(85,945,304)	(71,429,001)
Small Cap Growth Equity Fund	211,597,310	25,138,063	(9,541,835)	15,596,228
Small Company Value Fund	81,493,675	22,507,411	(2,358,153)	20,149,258
Small/Mid Cap Value Fund	201,024,211	31,395,905	(5,468,649)	25,927,256
Total Return Bond Fund	442,686,376	6,739,894	(2,280,713)	4,459,181

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended September 30, 2016, was as follows:

	Number of Shares Held as of 12/31/15	Purchases	Sales	Number of Shares Held as of 9/30/16	Value as of 9/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	634,872	118,183	145,378	607,677	$8,525,702	$-	$1,093,499	$304,269
MML Dynamic Bond Fund, Class II	237,604	3,709	52,217	189,096	1,938,236	37,068	-	14,488
MML Equity Income Fund, Initial Class	534,057	101,703	73,519	562,241	6,173,402	124,680	631,257	117,971
MML Focused Equity Fund, Class II	456,845	71,104	43,871	484,078	5,808,936	88,574	380,671	23,787
MML Foreign Fund, Initial Class	629,255	179,310	36,263	772,302	7,259,643	129,509	-	30,920
MML Fundamental Growth Fund, Class II	489,197	123,915	50,304	562,808	6,410,385	40,620	712,866	32,652
MML Fundamental Value Fund, Class II	466,188	224,283	73,643	616,828	8,598,588	125,113	647,052	212,415
MML Global Fund, Class I	667,387	98,548	111,706	654,229	7,589,051	93,083	640,186	332,085
MML Income & Growth Fund, Initial Class	413,791	219,608	38,023	595,376	6,495,549	104,673	514,354	80,858
MML Inflation-Protected and Income Fund, Initial Class	314,711	27,935	21,000	321,646	3,406,235	33,268	-	(3,679)
MML International Equity Fund, Class II	673,188	112,886	39,593	746,481	6,576,496	124,215	13,888	(70,518)
MML Large Cap Growth Fund, Initial Class	522,418	66,668	231,722	357,364	3,866,677	4,942	343,304	(297,357)
MML Managed Bond Fund, Initial Class	216,089	48,913	24,248	240,754	3,071,741	41,603	12,082	931
MML Mid Cap Growth Fund, Initial Class	483,289	94,617	65,405	512,501	7,323,638	-	944,976	155,102
MML Mid Cap Value Fund, Initial Class	660,236	141,668	126,184	675,720	7,412,652	116,000	698,993	128,475
MML Short-Duration Bond Fund, Class II	278,729	16,588	17,823	277,494	2,733,313	35,416	-	(3,740)
MML Small Cap Growth Equity Fund, Initial Class	132,887	38,839	17,350	154,376	1,884,181	-	315,205	(150,919)
MML Small Company Value Fund, Class II	221,501	41,199	32,365	230,335	3,473,451	20,520	429,302	(31,277)
MML Small/Mid Cap Value Fund, Initial Class	193,691	50,636	17,453	226,874	2,727,027	14,831	171,821	(23,384)
MML Strategic Emerging Markets Fund, Class II	503,233	42,245	62,966	482,512	4,414,985	20,492	-	(113,532)
MML Total Return Bond Fund, Class II	166,200	20,631	12,418	174,413	1,840,054	29,923	-	(4,555)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	35,731	4,355	6,258	33,828	2,528,312	-	189,871	10,082
Oppenheimer Global Fund/VA, Non-Service Shares*	91,900	40,065	6,667	125,298	4,379,161	35,592	225,614	(9,982)
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	1,171,285	487	15,325	1,156,447	11,622,291	4,826	-	2,452
Oppenheimer International Growth Fund/VA, Non-Service Shares*	1,172,242	187,714	113,142	1,246,814	2,742,991	28,452	60,522	(3,975)

					$128,802,697	$1,253,400	$8,025,463	$733,569

Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,712,363	269,618	363,935	1,618,046	$22,701,181	$-	$3,119,106	$1,209,003
MML Dynamic Bond Fund, Class II	6,262,802	97,760	252,260	6,108,302	62,610,097	977,057	-	65,588
MML Equity Income Fund, Initial Class	1,744,461	253,903	429,943	1,568,421	17,221,268	370,448	1,875,595	996,287
MML Focused Equity Fund, Class II	863,712	96,045	92,413	867,344	10,408,128	157,248	675,819	59,789
MML Foreign Fund, Initial Class	1,578,092	178,858	98,846	1,658,104	15,586,174	281,491	-	41,777

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/15	Purchases	Sales	Number of Shares Held as of 9/30/16	Value as of 9/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Balanced Allocation Fund (Continued)
MML Fundamental Growth Fund, Class II	1,356,886	213,440	184,953	1,385,373	$15,779,393	$107,506	$1,886,689	$89,502
MML Fundamental Value Fund, Class II	1,548,381	166,118	418,646	1,295,853	18,064,190	292,055	1,510,424	1,797,581
MML Global Fund, Class I	1,357,142	308,724	91,517	1,574,349	18,262,449	181,518	1,248,397	352,046
MML High Yield Fund, Class II	2,113,483	75,907	207,828	1,981,562	19,855,249	710,420	-	(120,643)
MML Income & Growth Fund, Initial Class	1,581,322	366,660	187,169	1,760,813	19,210,473	348,786	1,713,887	433,734
MML Inflation-Protected and Income Fund, Initial Class	2,006,442	141,472	129,394	2,018,520	21,376,130	206,001	-	(123,369)
MML International Equity Fund, Class II	1,688,153	86,300	139,229	1,635,224	14,406,320	284,232	31,779	(227,164)
MML Large Cap Growth Fund, Initial Class	1,417,002	162,251	188,310	1,390,943	15,050,006	18,910	1,313,637	159,577
MML Managed Bond Fund, Initial Class	8,462,758	505,965	1,078,285	7,890,438	100,672,845	1,583,941	461,527	(514,042)
MML Mid Cap Growth Fund, Initial Class	1,018,445	162,394	182,333	998,506	14,268,655	-	2,056,691	534,633
MML Mid Cap Value Fund, Initial Class	1,589,173	223,044	309,867	1,502,350	16,480,781	292,909	1,765,005	75,137
MML Short-Duration Bond Fund, Class II	2,144,780	1,010,633	382,062	2,773,351	27,317,503	248,590	-	(116,519)
MML Small Cap Growth Equity Fund, Initial Class	295,911	64,983	35,683	325,211	3,969,255	-	655,552	(220,393)
MML Small Company Value Fund, Class II	486,852	76,811	91,659	472,004	7,117,826	46,409	970,970	(148,054)
MML Small/Mid Cap Value Fund, Initial Class	385,482	54,193	32,939	406,736	4,888,969	25,920	300,309	(56,811)
MML Total Return Bond Fund, Class II	4,817,762	1,277,740	372,694	5,722,808	60,375,622	829,956	-	150,667
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	73,033	7,159	14,390	65,802	4,918,019	-	407,069	21,800
Oppenheimer Global Fund/VA, Non-Service Shares*	346,047	39,556	40,085	345,518	12,075,845	128,829	816,594	230,206
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	4,230,578	1,761	36,185	4,196,154	42,171,344	17,429	-	(26,779)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	6,092,835	394,524	558,162	5,929,197	13,044,234	143,349	304,945	(14,200)

					$577,831,956	$7,253,004	$21,113,995	$4,649,353

Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,167,140	319,328	445,226	1,041,242	$14,608,620	$-	$2,273,124	$136,041
MML Dynamic Bond Fund, Class II	5,963,265	417,394	-	6,380,659	65,401,759	930,326	-	-
MML Equity Income Fund, Initial Class	1,311,877	365,182	516,547	1,160,512	12,742,424	299,564	1,516,707	332,832
MML Focused Equity Fund, Class II	494,591	154,712	43,895	605,408	7,264,895	108,541	466,485	46,795
MML Foreign Fund, Initial Class	940,166	123,147	58,659	1,004,654	9,443,751	177,787	-	(29,239)
MML Fundamental Growth Fund, Class II	940,992	273,948	286,441	928,499	10,575,602	81,407	1,428,671	161,450
MML Fundamental Value Fund, Class II	1,124,438	247,837	336,680	1,035,595	14,436,188	232,589	1,202,882	678,990
MML Global Fund, Class I	918,807	359,804	67,542	1,211,069	14,048,398	131,067	901,410	223,328
MML High Yield Fund, Class II	1,936,560	160,038	606,457	1,490,141	14,931,217	650,949	-	(571,043)
MML Income & Growth Fund, Initial Class	961,082	423,262	207,388	1,176,956	12,840,592	250,130	1,229,107	354,061
MML Inflation-Protected and Income Fund, Initial Class	1,831,486	299,113	152,616	1,977,983	20,946,843	197,960	-	(153,617)
MML International Equity Fund, Class II	1,005,672	110,974	306,346	810,300	7,138,745	179,747	20,097	(315,350)
MML Large Cap Growth Fund, Initial Class	987,465	251,199	165,312	1,073,352	11,613,673	14,602	1,014,372	(58,845)
MML Managed Bond Fund, Initial Class	8,526,226	1,746,313	1,707,062	8,565,477	109,285,553	1,721,591	493,049	(985,824)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/15	Purchases	Sales	Number of Shares Held as of 9/30/16	Value as of 9/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Conservative Allocation Fund (Continued)
MML Mid Cap Growth Fund, Initial Class	565,678	139,561	121,647	583,592	$8,339,536	$-	$1,222,322	$224,857
MML Mid Cap Value Fund, Initial Class	1,012,760	221,496	274,105	960,151	10,532,855	197,508	1,190,141	(60,771)
MML Short-Duration Bond Fund, Class II	1,705,983	1,435,572	434,913	2,706,642	26,660,419	189,947	-	(128,911)
MML Small Cap Growth Equity Fund, Initial Class	161,880	66,700	27,212	201,368	2,457,727	-	405,876	(244,799)
MML Small Company Value Fund, Class II	340,419	87,089	83,935	343,573	5,181,085	34,781	727,702	(226,003)
MML Small/Mid Cap Value Fund, Initial Class	195,748	46,654	23,613	218,789	2,629,846	13,841	160,360	(31,530)
MML Total Return Bond Fund, Class II	4,513,410	1,771,410	469,700	5,815,120	61,349,512	838,948	-	(105,950)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	40,579	7,267	9,464	38,382	2,868,657	-	241,978	25,173
Oppenheimer Global Fund/VA, Non-Service Shares*	217,899	42,381	19,469	240,811	8,416,328	84,845	537,798	69,241
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	3,090,684	103,611	-	3,194,295	32,102,669	12,734	-	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	3,148,664	454,895	500,700	3,102,859	6,826,289	76,992	163,785	(10,049)

					$492,643,183	$6,425,856	$15,195,866	$(669,163)

Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	7,224,353	954,623	833,195	7,345,781	$103,061,302	$-	$12,741,127	$4,393,843
MML Dynamic Bond Fund, Class II	8,864,352	153,400	1,327,887	7,689,865	78,821,120	1,382,922	-	345,250
MML Equity Income Fund, Initial Class	5,960,113	797,805	770,476	5,987,442	65,742,111	1,320,000	6,683,239	1,722,709
MML Focused Equity Fund, Class II	5,009,056	423,481	482,711	4,949,826	59,397,918	906,457	3,895,767	315,057
MML Foreign Fund, Initial Class	6,575,048	1,378,046	405,833	7,547,261	70,944,251	1,300,812	-	280,688
MML Fundamental Growth Fund, Class II	5,526,176	785,932	617,965	5,694,143	64,856,288	423,738	7,436,480	567,532
MML Fundamental Value Fund, Class II	5,259,437	882,999	616,600	5,525,836	77,030,160	1,104,596	5,712,656	2,764,391
MML Global Fund, Class I	7,587,562	739,429	1,478,889	6,848,102	79,437,984	1,011,966	6,959,815	6,348,729
MML High Yield Fund, Class II	1,709,366	61,393	55,166	1,715,593	17,190,246	574,581	-	(36,886)
MML Income & Growth Fund, Initial Class	4,641,511	2,054,724	393,372	6,302,863	68,764,236	1,121,329	5,510,057	947,880
MML Inflation-Protected and Income Fund, Initial Class	6,207,439	156,260	324,900	6,038,799	63,950,878	640,345	-	(147,466)
MML International Equity Fund, Class II	7,033,804	871,647	489,042	7,416,409	65,338,560	1,274,176	142,460	(819,764)
MML Large Cap Growth Fund, Initial Class	5,852,306	448,394	1,661,428	4,639,272	50,196,926	63,998	4,445,684	3,061,333
MML Managed Bond Fund, Initial Class	9,735,409	954,532	792,249	9,897,692	126,283,082	1,800,076	524,825	(449,525)
MML Mid Cap Growth Fund, Initial Class	4,928,272	707,250	685,288	4,950,234	70,738,848	-	9,136,006	5,057,780
MML Mid Cap Value Fund, Initial Class	6,623,031	985,645	1,052,508	6,556,168	71,921,159	1,126,317	6,786,916	4,313,510
MML Short-Duration Bond Fund, Class II	4,041,195	807,050	602,791	4,245,454	41,817,724	476,283	-	(206,693)
MML Small Cap Growth Equity Fund, Initial Class	1,310,125	247,159	157,336	1,399,948	17,086,611	-	2,863,061	(587,488)
MML Small Company Value Fund, Class II	2,231,233	293,589	305,982	2,218,840	33,460,114	197,662	4,135,499	(25,399)
MML Small/Mid Cap Value Fund, Initial Class	1,958,155	413,358	160,835	2,210,678	26,572,351	144,380	1,672,763	(233,871)
MML Strategic Emerging Markets Fund, Class II	4,892,264	94,939	534,483	4,452,720	40,742,390	187,097	-	(1,130,424)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/15	Purchases	Sales	Number of Shares Held as of 9/30/16	Value as of 9/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Growth Allocation Fund (Continued)
MML Total Return Bond Fund, Class II	6,991,579	671,374	482,019	7,180,934	$75,758,859	$1,228,455	$-	$305,899
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	353,340	27,620	68,140	312,820	23,380,165	-	1,801,541	20,223
Oppenheimer Global Fund/VA, Non-Service Shares*	1,041,496	272,568	69,783	1,244,281	43,487,613	387,435	2,455,796	475,605
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	14,402,875	5,994	199,005	14,209,864	142,809,135	59,340	-	31,841
Oppenheimer International Growth Fund/VA, Non-Service Shares*	13,406,401	983,185	1,242,258	13,147,328	28,924,122	309,137	657,620	(41,785)

					$1,607,714,153	$17,041,102	$83,561,312	$27,272,969

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	8,184,941	1,115,663	860,834	8,439,770	$118,409,979	$-	$14,451,680	$4,350,772
MML Dynamic Bond Fund, Class II	19,891,309	372,049	128,943	20,134,415	206,377,758	3,103,233	-	33,525
MML Equity Income Fund, Initial Class	7,849,388	1,049,471	895,614	8,003,245	87,875,630	1,774,231	8,983,038	2,320,555
MML Focused Equity Fund, Class II	5,314,303	473,515	479,747	5,308,071	63,696,850	968,158	4,160,945	216,183
MML Foreign Fund, Initial Class	7,686,617	988,487	246,229	8,428,875	79,231,424	1,398,979	-	141,345
MML Fundamental Growth Fund, Class II	6,304,428	897,467	381,215	6,820,680	77,687,544	511,198	8,971,387	385,004
MML Fundamental Value Fund, Class II	6,892,236	1,201,381	676,602	7,417,015	103,393,190	1,422,763	7,358,126	2,659,291
MML Global Fund, Class I	8,079,675	802,195	1,429,708	7,452,162	86,445,080	1,055,422	7,258,675	5,453,867
MML High Yield Fund, Class II	6,660,545	444,706	87,097	7,018,154	70,321,899	2,238,856	-	18,534
MML Income & Growth Fund, Initial Class	6,906,198	987,607	363,321	7,530,484	82,157,581	1,451,754	7,133,725	945,096
MML Inflation-Protected and Income Fund, Initial Class	7,044,413	408,128	283,794	7,168,747	75,917,032	733,541	-	(188,818)
MML International Equity Fund, Class II	8,224,169	627,565	425,954	8,425,780	74,231,122	1,413,714	158,061	(667,572)
MML Large Cap Growth Fund, Initial Class	6,659,363	643,349	833,443	6,469,269	69,997,491	88,614	6,155,670	796,260
MML Managed Bond Fund, Initial Class	27,926,248	1,006,696	1,901,521	27,031,423	344,889,628	5,303,121	1,533,191	(586,867)
MML Mid Cap Growth Fund, Initial Class	5,220,967	796,066	539,515	5,477,518	78,273,725	-	10,081,881	2,565,990
MML Mid Cap Value Fund, Initial Class	8,084,466	1,007,300	1,319,159	7,772,607	85,265,499	1,492,477	8,993,310	2,087,991
MML Short-Duration Bond Fund, Class II	7,835,240	2,031,582	1,153,922	8,712,900	85,822,069	927,889	-	(405,407)
MML Small Cap Growth Equity Fund, Initial Class	1,495,898	302,731	113,852	1,684,777	20,562,997	-	3,423,457	(712,008)
MML Small Company Value Fund, Class II	2,639,451	387,807	393,213	2,634,045	39,721,397	256,290	5,362,129	(617,399)
MML Small/Mid Cap Value Fund, Initial Class	1,746,669	370,482	109,647	2,007,504	24,130,193	130,219	1,508,707	(125,702)
MML Strategic Emerging Markets Fund, Class II	4,949,839	111,191	597,273	4,463,757	40,843,380	193,726	-	(876,625)
MML Total Return Bond Fund, Class II	15,791,998	2,004,381	768,795	17,027,584	179,641,008	2,946,324	-	361,007
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	371,954	31,229	69,982	333,201	24,903,444	-	1,979,908	70,491

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/15	Purchases	Sales	Number of Shares Held as of 9/30/16	Value as of 9/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Moderate Allocation Fund (Continued)
Oppenheimer Global Fund/VA, Non-Service Shares*	1,369,488	404,699	68,143	1,706,044	$59,626,222	$519,332	$3,291,839	$436,069
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	18,158,610	7,557	153,671	18,012,496	181,025,584	74,814	-	22,741
Oppenheimer International Growth Fund/VA, Non-Service Shares*	16,540,251	1,299,523	1,042,013	16,797,761	36,955,074	392,737	835,464	(34,312)

					$2,397,402,800	$28,397,392	$101,641,193	$18,650,011

*	Fund advised by OFI Global Asset Management, Inc.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6.	Subsequent Events

Management has evaluated the events and transactions subsequent to September 30, 2016, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ Brian Haendiges
Brian Haendiges, President and Principal Executive Officer
Date	11/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Haendiges
Brian Haendiges, President and Principal Executive Officer
Date	11/28/2016

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer
Date	11/28/2016